As filed with the SEC on April 29, 2021

Registration No. 333-121017

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 16	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 113	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY
ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE
COMPANY

(Name of depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2021, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485
☐	on , pursuant to paragraph (a) (2) of rule 485
Page of Exhibit Index Appears on Page

Prospectus

Fidelity Freedom Lifetime Income®

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals. Contracts with a Withdrawal Period may not be available in all states.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are nine Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity® VIP Freedom Lifetime Income® Funds in which these Investments Options invest are: Fidelity® VIP Freedom Lifetime Income® I Portfolio ("Lifetime Income I Fund"); Fidelity® VIP Freedom Lifetime Income® II Portfolio ("Lifetime Income II Fund"); and Fidelity® VIP Freedom Lifetime Income® III Portfolio ("Lifetime Income III Fund"). Five of the Investment Options (the "FundsManager Investment Options") each invests in a single Fidelity® VIP FundsManager® Portfolio. The Fidelity® VIP FundsManager® Portfolios in which these Investment Options invest are Fidelity® VIP FundsManager® 20% Portfolio ("FundsManager 20% Portfolio"), Fidelity® VIP FundsManager® 50% Portfolio ("FundsManager 50% Portfolio"), Fidelity® VIP FundsManager® 60% Portfolio ("FundsManager 60% Portfolio"), Fidelity® VIP FundsManager® 70% Portfolio ("FundsManager 70% Portfolio"), and Fidelity® VIP FundsManager® 85% Portfolio ("FundsManager

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85% Portfolio"). The remaining Investment Option invests solely in the Fidelity® VIP Government Money Market Portfolio ("Government Money Market Fund").

Collectively, the Fidelity® VIP Freedom Lifetime Income® Funds, Fidelity® VIP FundsManager® Portfolios, and the Fidelity® VIP Government Money Market Fund are known as "the Funds."

Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Government Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Fidelity Investments Variable Annuity Account I (the "Variable Account").

The investment adviser for each of the Fidelity® VIP Freedom Lifetime Income® Funds, Fidelity® VIP FundsManager® Portfolios, and the Fidelity® VIP Government Money Market Fund is Fidelity Management & Research Company LLC.

Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's web site at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2021. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 21.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the current prospectuses for all the Investment Options available in the contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally  1-800-544-2442

Date: April 30, 2021

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	2
The Variable Account	2
Financial Statements	3
The Funds	3
The Investment Advisers	3
Facts About the Contract
Purchase of a Contract	4
Free Look Privilege	4
Investment Allocation of Your Purchase Payment	5
Exchanges	5
Charges	7
Annuity Income Dates	7
Signature Guarantee or Customer Authentication	8
Death Benefit	8
Annuity Income	8
Benchmark Rate of Return	9
Comparing Withdrawal Period to Guarantee Period	9
Frequency of Annuity Income Dates	10
Choosing Your Annuity Income Option	10
Annuity Income Options Without a Withdrawal Period	10
Guarantee Period	10
Annuity Income Options With a Withdrawal Period	11
Withdrawal Provisions	11
Reports	13
More About the Contract
Tax Considerations	13
Other Contract Provisions	16
Selling the Contracts	18
Postponement of Benefits	18
More About the Variable Account and the Funds
Changes in Investment Options	18
Total Return for an Investment Option	19
Voting Rights	19
Litigation	19
Table of Contents of the Statement of Additional Information	21

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Glossary

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio, and Government Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

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Summary of the Contract

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59 1/2 may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract). You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Government Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment". You may only invest in one Investment Option at any time.

There are nine Investment Options: Lifetime Income I Fund; Lifetime Income II Fund; Lifetime Income III Fund; FundsManager 20% Portfolio; FundsManager 50% Portfolio; FundsManager 60% Portfolio; FundsManager 70% Portfolio; FundsManager 85% Portfolio; and Government Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. Together with your Contract, we will send you a letter containing the date on which your free look period ends.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and FILI and should be retained.

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Fee Table

The following tables describe the fees and expenses that you will pay while owning the Contract. The first table describes the fees and expenses you will pay at the time you buy the Contract or make Exchanges between Investment Options. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

Contract Owner Transaction Expenses	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund Fees and Expenses

Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.26%	0.93%

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

There are nine Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income® I Fund, Lifetime Income® II Fund, Lifetime Income® III Fund, FundsManager® 20% Portfolio, FundsManager® 50% Portfolio, FundsManager® 60% Portfolio, FundsManager® 70% Portfolio, FundsManager® 85% Portfolio, and Government Money Market Fund.

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FINANCIAL STATEMENTS

Financial statements for FILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Principal Investment Strategies

Each of Lifetime Income I Fund, Lifetime Income II Fund, and Lifetime Income III Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Fidelity Management & Research Company LLC, (the Adviser) invests each Fidelity VIP Freedom Lifetime Income Fund's assets primarily in a combination of Fidelity® funds: domestic equity funds, international equity funds, bond funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The Adviser allocates the assets of each fund according to a neutral asset allocation strategy that adjusts over time until it reaches an ultimate target asset allocation. The Adviser may modify each fund's asset allocations from time to time when in the interests of shareholders.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939. The fund reaches an ultimate target allocation approximately between 2015 and 2020.

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The fund reaches an ultimate target allocation approximately between 2025 and 2030.

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The fund reaches an ultimate target allocation approximately between 2035 and 2040.

The FundsManager Investment Options normally invest in a combination of underlying Fidelity retail and VIP funds. Fidelity Management & Research Company LLC invests each Fidelity VIP FundsManager Portfolio in a combination of funds which include domestic equity funds, international equity funds, fixed-income funds, and money market funds. Each fund's assets are invested according to the fund's approximate target asset allocation to equity funds reflected in its name.

FundsManager® 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation. The target asset allocation of FundsManager® 20% Portfolio is approximately 14% domestic equity funds, 6% international equity funds, 50% fixed-income funds and 30% money market funds.

FundsManager® 50% Portfolio seeks high total return. The target asset allocation of FundsManager® 50% Portfolio is approximately 35% domestic equity funds, 15% international equity funds, 40% fixed-income funds, and 10% money market funds.

FundsManager® 60% Portfolio seeks high total return. The target asset allocation of FundsManager® 60% Portfolio is approximately 42% domestic equity funds, 18% international equity funds, 35% fixed-income funds, and 5% money market funds.

FundsManager® 70% Portfolio seeks high total return. The target asset allocation of FundsManager® 70% Portfolio is approximately 49% domestic equity funds, 21% international equity funds, 25% fixed-income funds, and 5% money market funds.

FundsManager® 85% Portfolio seeks high total return. The target asset allocation of FundsManager® 85% Portfolio is approximately 60% domestic equity funds, 25% international equity funds, and 15% fixed-income funds.

The Government Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442 or visiting Fidelity.com.

THE INVESTMENT ADVISER

Fidelity Management & Research Company LLC

Fidelity Management & Research Company LLC is each Fidelity VIP Freedom Lifetime Income Fund's and each Fidelity VIP FundsManager Portfolio's investment manager, and in this capacity administers each fund's / portfolio's asset allocation program.

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Fidelity Management & Research Company LLC is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds and Fidelity VIP FundsManager Portfolios invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company LLC is also the investment adviser for the Fidelity VIP Government Money Market Fund.

The address of Fidelity Management & Research Company LLC is 245 Summer Street, Boston, Massachusetts 02210.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

•  The minimum Purchase Payment for a Contract is generally $25,000.

•  You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

•  You or the Joint Annuitant generally must be no more than 85 years old on the Contract Date. To have a Withdrawal Period, you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

•  Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1)  you have provided all the information requested on the application form, including your choice of annuity income option;

(2)  we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3)  we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the free look period, together with a written cancellation request. You may not do this by telephone, fax or through the internet. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

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For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used. Together with your contract, we will send you a letter containing the date on which your free look period ends.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Government Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Government Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Government Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet. We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Government Money Market Fund and FundsManager Portfolios are also available for use in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that

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will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research Company LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Annuity payments will not count toward an Investment Option's roundtrip limits;

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(3)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

CHARGES

The following are all the charges we make under the Contract.

1.  Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Government Money Market Investment Option.

2.  Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4.  Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5.  Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

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On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Contract Ownership.

2. In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page 1 of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Government Money Market Investment Option. The number of units will depend on (a) your age and, unless prohibited by applicable state law, sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Government Money Market Investment Option.

Your units of the Government Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Government Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Government Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Government Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

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FILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a)  is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b)  is the Annuity Income Unit Value for the preceding Valuation Period; and

(c)  is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

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FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options FILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option on your application. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Options 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, but Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at

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the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

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How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity

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income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

•  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

•  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

•  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies, as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

More About the Contract

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

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Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by your Required Beginning Date ("RBD"). If you were born after June 30, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 72. If you were born before July 1, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your required minimum distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected

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number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 1/2, (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically are not subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 1/2 satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 1/2, you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

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Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Fidelity Investments Life's Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1.  Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

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After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2.  Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3.  Joint Annuitant.

For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4.  Beneficiary.

For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, generally equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or her share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

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5.  Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6.  Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7.  Dividends. The Contract is "non-participating." This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8.  Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9.  Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10.  Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation LLC is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917, and for Fidelity Distributors Corporation LLC, 900 Salem Street, Smithfield, Rhode Island 02917. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

FILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in FILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

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FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Table of Contents of the Statement of Additional Information

Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FFLI-PRO-0421
1.805451.118

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INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Government Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4.  Subsequent contributions will not be accepted.

5.  No deduction is allowed for contributions.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

10.  The entire interest in your IRA must be distributed or commence to be distributed no later than your Required Beginning Date ("RBD"). If you were born after June 30, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 72. If you were born before July 1, 1949, your RBD is April 1 of the year following the calendar year in which you reach age

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70 1/2. Subsequent distributions must be made by December 31 of each year. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary).

Since on December 20, 2019 this IRA was a "Qualified Annuity", as defined by (a)(4)(B) of Section 401 of the Setting Every Community Up for Retirement Enhancement Act of 2019 ("SECURE Act"), then upon your death any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11.  Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13.  The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14.  Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15.  The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a Beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16.  The annuity income from your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17.  As further described in the prospectus, the following are all the charges that FILI currently makes:

(a)  Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.10%.

(b)  Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.50%.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

FFLI

Not Part of the Prospectus

2

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2021

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company ("FILI" or the "Company") through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2021 without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FFLI-PTB-0421
1.805450.118

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)  Start with Part A at the close of the prior Valuation Period.

(2)  Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 9 of the Prospectus.

(3)  If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)  Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)  Start with Part B at the close of the prior Valuation Period.

(2)  Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3)  Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)  Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and FILI. The offering of the contracts has been discontinued although you may continue to make exchanges among Subaccounts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2020 and for the each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the consolidated financial statements of Fidelity Investments Life Insurance Company provided herein.

3

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2020

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$265,535	$1,813,263	$71,936	$370,664	$369,055	$362,054	$680,037	$674,256
Receivable from FILI	—	—	—	—	157	—	—	1
Total assets	265,535	1,813,263	71,936	370,664	369,212	362,054	680,037	674,257
Liabilities:
Payable to FILI	24	4	50	1	—	—	176	—
Total net assets	$265,511	$1,813,259	$71,886	$370,663	$369,212	$362,054	$679,861	$674,257
Net Assets:
Fidelity Retirement Reserves	$253,703	$—	$57,009	$—	$326,236	$—	$626,273	$—
Fidelity Income Advantage	11,808	—	14,877	—	42,976	—	53,588	—
Fidelity Personal Retirement	—	1,803,882	—	370,663	—	362,054	—	674,257
Fidelity Freedom Lifetime Income	—	46	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	9,331	—	—	—	—	—	—
Total net assets	$265,511	$1,813,259	$71,886	$370,663	$369,212	$362,054	$679,861	$674,257
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	12,016	—	933	—	2,307	—	2,202	—
Unit Value	$21.11	$—	$61.16	$—	$141.40	$—	$284.50	$—
Fidelity Income Advantage:
Units Outstanding	586	—	254	—	317	—	197	—
Unit Value	$20.21	$—	$58.55	$—	$135.36	$—	$272.36	$—
Fidelity Personal Retirement:
Units Outstanding	—	163,901	—	18,126	—	12,577	—	11,736
Highest Value	$—	$11.74	$—	$27.99	$—	$44.42	$—	$84.64
Lowest Value	$—	$10.29	$—	$17.88	$—	$26.91	$—	$54.70
Fidelity Freedom Lifetime Income:
Units Outstanding	—	4	—	—	—	—	—	—
Unit Value	$—	$11.12	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	618	—	—	—	—	—	—
Highest Unit Value	$—	$9.58	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.13	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	371	—	—	—	—	—	—
Highest Unit Value	$—	$9.39	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$8.96	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$80,534	$225,658	$191,060	$985,291	$209,357	$226,257
Receivable from FILI	—	—	118	—	136	—
Total assets	80,534	225,658	191,178	985,291	209,493	226,257
Liabilities:
Payable to FILI	76	—	—	—	—	—
Total net assets	$80,458	$225,658	$191,178	$985,291	$209,493	$226,257
Net Assets:
Fidelity Retirement Reserves	$73,854	$—	$158,183	$—	$182,367	$—
Fidelity Income Advantage	6,604	—	32,995	—	27,126	—
Fidelity Personal Retirement	—	225,658	—	985,291	—	226,257
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$80,458	$225,658	$191,178	$985,291	$209,493	$226,257
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,107	—	3,135	—	2,400	—
Unit Value	$66.80	$—	$50.44	$—	$75.99	$—
Fidelity Income Advantage:
Units Outstanding	103	—	681	—	371	—
Unit Value	$63.95	$—	$48.29	$—	$72.74	$—
Fidelity Personal Retirement:
Units Outstanding	—	9,859	—	57,498	—	9,193
Highest Value	$—	$30.89	$—	$19.38	$—	$31.02
Lowest Value	$—	$22.50	$—	$15.05	$—	$22.13
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$3,630,671	$70,867	$121,466	$1,096,151	$1,851,077	$192,044	$3,419,574
Receivable from FILI	—	33	—	279	—	83	—
Total assets	3,630,671	70,900	121,466	1,096,430	1,851,077	192,127	3,419,574
Liabilities:
Payable to FILI	8	—	—	—	—	—	—
Total net assets	$3,630,663	$70,900	$121,466	$1,096,430	$1,851,077	$192,127	$3,419,574
Net Assets:
Fidelity Retirement Reserves	$539,668	$59,138	$—	$994,895	$—	$153,657	$—
Fidelity Income Advantage	61,985	11,762	—	101,535	—	38,470	—
Fidelity Personal Retirement	3,029,010	—	121,466	—	1,851,077	—	2,473,197
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	946,377
Total net assets	$3,630,663	$70,900	$121,466	$1,096,430	$1,851,077	$192,127	$3,419,574
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,503	1,095	—	6,578	—	3,145	—
Unit Value	$119.86	$54.00	$—	$151.24	$—	$48.85	$—
Fidelity Income Advantage:
Units Outstanding	539	227	—	700	—	821	—
Unit Value	$114.75	$51.70	$—	$144.79	$—	$46.76	$—
Fidelity Personal Retirement:
Units Outstanding	73,407	—	4,416	—	42,973	—	73,463
Highest Value	$58.11	$—	$37.15	$—	$62.41	$—	$48.24
Lowest Value	$39.89	$—	$25.69	$—	$41.22	$—	$30.48
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	22,315
Highest Value	$—	$—	$—	$—	$—	$—	$42.77
Lowest Value	$—	$—	$—	$—	$—	$—	$24.93
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	13,204
Highest Value	$—	$—	$—	$—	$—	$—	$41.99
Lowest Value	$—	$—	$—	$—	$—	$—	$24.44

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$23,931	$146,488	$113,711	$190,471	$262,129	$1,154,274	$280,691	$526,491
Receivable from FILI	—	—	54	—	36	—	29	—
Total assets	23,931	146,488	113,765	190,471	262,165	1,154,274	280,720	526,491
Liabilities:
Payable to FILI	3	—	—	—	—	—	—	—
Total net assets	$23,928	$146,488	$113,765	$190,471	$262,165	$1,154,274	$280,720	$526,491
Net Assets:
Fidelity Retirement Reserves	$19,851	$—	$96,020	$—	$227,779	$—	$237,158	$—
Fidelity Income Advantage	4,077	—	17,745	—	34,386	—	43,562	—
Fidelity Personal Retirement	—	146,488	—	190,471	—	1,154,274	—	526,491
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$23,928	$146,488	$113,765	$190,471	$262,165	$1,154,274	$280,720	$526,491
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	371	—	1,915	—	2,612	—	3,939	—
Unit Value	$53.56	$—	$50.12	$—	$87.21	$—	$60.23	$—
Fidelity Income Advantage:
Units Outstanding	79	—	369	—	412	—	752	—
Unit Value	$51.73	$—	$47.98	$—	$83.49	$—	$57.77	$—
Fidelity Personal Retirement:
Units Outstanding	—	3,139	—	5,605	—	13,926	—	16,360
Highest Value	$—	$71.08	$—	$47.69	$—	$142.05	$—	$49.97
Lowest Value	$—	$45.10	$—	$32.44	$—	$76.72	$—	$28.26
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$37,007	$116,259	$24,808	$138,543	$248,577	$1,254,094	$14,835	$66,258
Receivable from FILI	—	—	—	—	—	1	—	—
Total assets	37,007	116,259	24,808	138,543	248,577	1,254,095	14,835	66,258
Liabilities:
Payable to FILI	80	—	37	—	67	—	6	—
Total net assets	$36,927	$116,259	$24,771	$138,543	$248,510	$1,254,095	$14,829	$66,258
Net Assets:
Fidelity Retirement Reserves	$29,114	$—	$21,920	$—	$222,414	$—	$13,587	$—
Fidelity Income Advantage	7,813	—	2,851	—	26,096	—	1,242	—
Fidelity Personal Retirement	—	116,259	—	138,543	—	1,254,095	—	66,258
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$36,927	$116,259	$24,771	$138,543	$248,510	$1,254,095	$14,829	$66,258
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	847	—	644	—	2,585	—	930	—
Unit Value	$34.48	$—	$34.05	$—	$86.02	$—	$14.60	$—
Fidelity Income Advantage:
Units Outstanding	234	—	88	—	316	—	89	—
Unit Value	$33.30	$—	$32.74	$—	$82.71	$—	$14.04	$—
Fidelity Personal Retirement:
Units Outstanding	—	3,903	—	4,202	—	14,515	—	7,723
Highest Value	$—	$60.49	$—	$36.71	$—	$175.47	$—	$11.97
Lowest Value	$—	$28.92	$—	$29.67	$—	$76.20	$—	$8.11
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$145,758	$844,282	$17,740	$108,409	$27,545	$121,047	$25,619	$214,538
Receivable from FILI	—	—	—	—	—	—	13	—
Total assets	145,758	844,282	17,740	108,409	27,545	121,047	25,632	214,538
Liabilities:
Payable to FILI	23	—	10	—	—	—	—	—
Total net assets	$145,735	$844,282	$17,730	$108,409	$27,545	$121,047	$25,632	$214,538
Net Assets:
Fidelity Retirement Reserves	$128,572	$—	$15,743	$—	$23,555	$—	$21,650	$—
Fidelity Income Advantage	17,163	—	1,987	—	3,990	—	3,982	—
Fidelity Personal Retirement	—	844,282	—	108,409	—	121,047	—	214,538
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$145,735	$844,282	$17,730	$108,409	$27,545	$121,047	$25,632	$214,538
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,783	—	821	—	407	—	414	—
Unit Value	$72.13	$—	$19.18	$—	$57.89	$—	$52.24	$—
Fidelity Income Advantage:
Units Outstanding	248	—	108	—	72	—	79	—
Unit Value	$69.36	$—	$18.44	$—	$55.67	$—	$50.23	$—
Fidelity Personal Retirement:
Units Outstanding	—	12,809	—	4,953	—	3,186	—	4,169
Highest Value	$—	$92.98	$—	$42.04	$—	$59.21	$—	$91.45
Lowest Value	$—	$63.95	$—	$16.75	$—	$33.91	$—	$50.58
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$25,046	$136,135	$56,096	$879,413	$24,729
Receivable from FILI	—	—	—	—	7
Total assets	25,046	136,135	56,096	879,413	24,736
Liabilities:
Payable to FILI	15	—	50	—	—
Total net assets	$25,031	$136,135	$56,046	$879,413	$24,736
Net Assets:
Fidelity Retirement Reserves	$22,543	$—	$48,436	$—	$22,187
Fidelity Income Advantage	2,488	—	7,610	—	2,549
Fidelity Personal Retirement	—	136,135	—	879,413	—
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$25,031	$136,135	$56,046	$879,413	$24,736
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	599	—	2,103	—	765
Unit Value	$37.67	$—	$23.06	$—	$29.00
Fidelity Income Advantage:
Units Outstanding	69	—	340	—	90
Unit Value	$36.38	$—	$22.30	$—	$28.10
Fidelity Personal Retirement:
Units Outstanding	—	5,564	—	45,937	—
Highest Value	$—	$53.86	$—	$23.37	$—
Lowest Value	$—	$22.33	$—	$16.21	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$342,613	$16,932	$131,011	$12,439
Receivable from FILI	—	8	—	1
Total assets	342,613	16,940	131,011	12,440
Liabilities:
Payable to FILI	1	—	—	—
Total net assets	$342,612	$16,940	$131,011	$12,440
Net Assets:
Fidelity Retirement Reserves	$—	$15,125	$—	$12,440
Fidelity Income Advantage	—	1,815	—	—
Fidelity Personal Retirement	342,612	—	131,011	—
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$342,612	$16,940	$131,011	$12,440
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	562	—	672
Unit Value	$—	$26.91	$—	$18.52
Fidelity Income Advantage:
Units Outstanding	—	69	—	—
Unit Value	$—	$26.08	$—	$—
Fidelity Personal Retirement:
Units Outstanding	11,108	—	4,379	—
Highest Value	$59.25	$—	$53.90	$—
Lowest Value	$29.41	$—	$27.85	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$92,853	$9,000	$33,642	$10,485	$70,453	$23,472	$104,884
Receivable from FILI	—	—	—	1	—	1	—
Total assets	92,853	9,000	33,642	10,486	70,453	23,473	104,884
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$92,853	$9,000	$33,642	$10,486	$70,453	$23,473	$104,884
Net Assets:
Fidelity Retirement Reserves	$—	$9,000	$—	$10,486	$—	$23,473	$—
Fidelity Income Advantage	—	—	—	—	—	—	—
Fidelity Personal Retirement	92,853	—	33,642	—	70,453	—	104,884
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$92,853	$9,000	$33,642	$10,486	$70,453	$23,473	$104,884
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	434	—	454	—	953	—
Unit Value	$—	$20.73	$—	$23.08	$—	$24.62	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	5,031	—	1,604	—	2,941	—	4,087
Highest Value	$20.30	$—	$25.83	$—	$29.27	$—	$31.32
Lowest Value	$16.63	$—	$19.08	$—	$21.21	$—	$22.43
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$26,850	$213,363	$20,442	$263,893	$22,983	$305,469
Receivable from FILI	—	—	—	—	—	—
Total assets	26,850	213,363	20,442	263,893	22,983	305,469
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$26,850	$213,363	$20,442	$263,893	$22,983	$305,469
Net Assets:
Fidelity Retirement Reserves	$26,850	$—	$20,442	$—	$22,983	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	213,363	—	263,893	—	305,469
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$26,850	$213,363	$20,442	$263,893	$22,983	$305,469
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,048	—	739	—	804	—
Unit Value	$25.61	$—	$27.66	$—	$28.57	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	8,110	—	9,292	—	10,341
Highest Value	$—	$34.85	$—	$38.27	$—	$41.60
Lowest Value	$—	$24.01	$—	$26.04	$—	$27.82
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$10,949	$33,136	$32,635	$20,318	$233,854	$858,138	$1,748,178
Receivable from FILI	19	14	24	5	—	67	18
Total assets	10,968	33,150	32,659	20,323	233,854	858,205	1,748,196
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$10,968	$33,150	$32,659	$20,323	$233,854	$858,205	$1,748,196
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$17,533	$—	$43,501	$75,705
Fidelity Income Advantage	—	—	—	2,790	—	9,670	41,880
Fidelity Personal Retirement	—	—	—	—	233,854	793,411	1,502,602
Fidelity Freedom Lifetime Income	10,968	33,150	32,659	—	—	11,623	128,009
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$10,968	$33,150	$32,659	$20,323	$233,854	$858,205	$1,748,196
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	698	—	2,631	3,610
Unit Value	$—	$—	$—	$25.13	$—	$16.53	$20.96
Fidelity Income Advantage:
Units Outstanding	—	—	—	114	—	599	2,053
Unit Value	$—	$—	$—	$24.40	$—	$16.05	$20.35
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	7,586	45,938	65,915
Highest Value	$—	$—	$—	$—	$49.94	$18.58	$28.40
Lowest Value	$—	$—	$—	$—	$26.92	$15.81	$21.74
Fidelity Freedom Lifetime Income:
Units Outstanding	537	1,416	1,216	—	—	747	6,498
Unit Value	$20.40	$23.41	$26.85	$—	$—	$15.54	$19.72
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$2,089,253	$1,642,629	$555,367	$18,760	$206,315	$9,316	$44,229
Receivable from FILI	46	101	49	—	—	5	1
Total assets	2,089,299	1,642,730	555,416	18,760	206,315	9,321	44,230
Liabilities:
Payable to FILI	—	—	—	9	—	—	—
Total net assets	$2,089,299	$1,642,730	$555,416	$18,751	$206,315	$9,321	$44,230
Net Assets:
Fidelity Retirement Reserves	$34,426	$43,962	$26,376	$16,335	$—	$8,669	$—
Fidelity Income Advantage	17,159	25,636	11,841	2,416	—	652	—
Fidelity Personal Retirement	1,260,253	1,542,105	500,514	—	206,315	—	44,230
Fidelity Freedom Lifetime Income	143,904	31,027	16,685	—	—	—	—
Fidelity Growth and Guaranteed Income	633,557	—	—	—	—	—	—
Total net assets	$2,089,299	$1,642,730	$555,416	$18,751	$206,315	$9,321	$44,230
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,664	1,903	1,076	526	—	380	—
Unit Value	$20.68	$23.10	$24.49	$31.04	$—	$22.80	$—
Fidelity Income Advantage:
Units Outstanding	847	1,139	498	80	—	29	—
Unit Value	$20.16	$22.43	$23.78	$30.19	$—	$22.18	$—
Fidelity Personal Retirement:
Units Outstanding	54,396	59,679	17,910	—	6,349	—	1,837
Highest Value	$32.61	$35.93	$42.38	$—	$41.46	$—	$49.29
Lowest Value	$22.18	$25.06	$26.56	$—	$31.26	$—	$22.76
Fidelity Freedom Lifetime Income:
Units Outstanding	6,786	1,424	719	—	—	—	—
Unit Value	$21.21	$21.78	$23.16	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	16,731	—	—	—	—	—	—
Highest Value	$28.92	$—	$—	$—	$—	$—	$—
Lowest Value	$19.57	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	12,368	—	—	—	—	—	—
Highest Value	$28.39	$—	$—	$—	$—	$—	$—
Lowest Value	$19.18	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Assets:
Investments at market value	$11,911	$93,182	$15,418	$127,810	$6,766	$144,396
Receivable from FILI	14	—	5	—	2	—
Total assets	11,925	93,182	15,423	127,810	6,768	144,396
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$11,925	$93,182	$15,423	$127,810	$6,768	$144,396
Net Assets:
Fidelity Retirement Reserves	$9,842	$—	$14,429	$—	$6,260	$—
Fidelity Income Advantage	2,083	—	994	—	508	—
Fidelity Personal Retirement	—	93,182	—	127,810	—	144,396
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$11,925	$93,182	$15,423	$127,810	$6,768	$144,396
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	373	—	953	—	525	—
Unit Value	$26.40	$—	$15.14	$—	$11.93	$—
Fidelity Income Advantage:
Units Outstanding	81	—	67	—	43	—
Unit Value	$25.68	$—	$14.75	$—	$11.77	$—
Fidelity Personal Retirement:
Units Outstanding	—	2,843	—	6,862	—	11,620
Highest Value	$—	$68.31	$—	$42.88	$—	$12.48
Lowest Value	$—	$28.16	$—	$16.08	$—	$12.35
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity
Assets:
Investments at market value	$449,935	$236,730	$72,633	$149,742	$65,265
Receivable from FILI	—	3	1	1	—
Total assets	449,935	236,733	72,634	149,743	65,265
Liabilities:
Payable to FILI	25	—	—	—	25
Total net assets	$449,910	$236,733	$72,634	$149,743	$65,240
Net Assets:
Fidelity Retirement Reserves	$25,063	$13,594	$2,600	$6,284	$23,737
Fidelity Income Advantage	1,281	918	280	501	2,503
Fidelity Personal Retirement	423,566	222,221	69,754	142,958	39,000
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$449,910	$236,733	$72,634	$149,743	$65,240
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,152	979	214	551	659
Unit Value	$11.65	$13.89	$12.13	$11.40	$36.07
Fidelity Income Advantage:
Units Outstanding	113	66	23	44	72
Unit Value	$11.59	$13.82	$12.06	$11.34	$34.53
Fidelity Personal Retirement:
Units Outstanding	35,788	15,746	5,658	12,341	2,337
Highest Value	$11.86	$14.14	$12.35	$11.61	$31.07
Lowest Value	$11.81	$14.09	$12.30	$11.56	$15.24
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$103,996	$27,330	$22,292	$44,600	$22,769	$73,682	$12,979
Receivable from FILI	8	—	4	—	8	2	—
Total assets	104,004	27,330	22,296	44,600	22,777	73,684	12,979
Liabilities:
Payable to FILI	—	46	—	32	—	—	1
Total net assets	$104,004	$27,284	$22,296	$44,568	$22,777	$73,684	$12,978
Net Assets:
Fidelity Retirement Reserves	$11,640	$6,719	$7,682	$39,461	$20,434	$8,416	$67
Fidelity Income Advantage	1,361	2,122	1,554	5,107	2,343	482	24
Fidelity Personal Retirement	91,003	18,443	13,060	—	—	64,786	12,887
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$104,004	$27,284	$22,296	$44,568	$22,777	$73,684	$12,978
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	298	307	296	403	302	525	12
Unit Value	$39.08	$22.09	$25.98	$97.92	$67.73	$16.02	$5.62
Fidelity Income Advantage:
Units Outstanding	36	100	62	55	36	31	4
Unit Value	$37.41	$21.15	$24.87	$93.74	$64.84	$15.55	$5.52
Fidelity Personal Retirement:
Units Outstanding	5,025	965	686	—	—	4,325	2,171
Highest Value	$24.55	$29.15	$27.46	$—	$—	$27.39	$5.98
Lowest Value	$15.62	$17.12	$17.12	$—	$—	$12.83	$5.90
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$442,941	$208,966	$572,694	$186,845	$64,178	$105,235
Receivable from FILI	5	3	5	2	—	2
Total assets	442,946	208,969	572,699	186,847	64,178	105,237
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$442,946	$208,969	$572,699	$186,847	$64,178	$105,237
Net Assets:
Fidelity Retirement Reserves	$37,855	$8,933	$29,828	$5,110	$2,598	$9,179
Fidelity Income Advantage	716	1,219	1,225	668	276	284
Fidelity Personal Retirement	404,375	198,817	541,646	181,069	61,304	95,774
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$442,946	$208,969	$572,699	$186,847	$64,178	$105,237
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,242	615	2,026	298	252	853
Unit Value	$11.68	$14.53	$14.73	$17.12	$10.31	$10.76
Fidelity Income Advantage:
Units Outstanding	63	86	85	40	27	27
Unit Value	$11.41	$14.20	$14.39	$16.82	$10.13	$10.57
Fidelity Personal Retirement:
Units Outstanding	33,233	13,476	35,678	10,019	5,630	8,431
Highest Value	$12.43	$15.47	$15.67	$18.21	$10.96	$11.44
Lowest Value	$11.92	$14.16	$14.54	$17.97	$10.82	$11.29
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$798	$5,402	$3,531	$18,142	$6,091	$5,658
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,002	—	425	—	2,254	—
Administrative and other charges	134	—	28	—	150	—
Total expenses	2,136	—	453	—	2,404	—
Fidelity Income Advantage:
Mortality and expense risk charges	94	—	113	—	304	—
Administrative and other charges	31	—	37	—	101	—
Total expenses	125	—	150	—	405	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,493	—	459	—	434
Administrative and other charges	—	958	—	180	—	158
Total expenses	—	3,451	—	639	—	592
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	1	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	68	—	—	—	—
Administrative and other charges	—	18	—	—	—	—
Total expenses	—	86	—	—	—	—
Total expenses	2,261	3,538	603	639	2,809	592
Net investment income (loss)	(1,463)	1,864	2,928	17,503	3,282	5,066
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(8,055)	(3,350)	(4,891)	(2,645)
Realized gain distributions	—	—	—	—	15,988	14,911
Net realized gain (loss) on investments	—	—	(8,055)	(3,350)	11,097	12,266
Unrealized appreciation (depreciation)	—	—	5,900	(7,208)	2,784	824
Net increase (decrease) in net assets from operations	$(1,463)	$1,864	$773	$6,945	$17,163	$18,156

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$423	$320	$316	$716	$4,086	$20,531
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,937	—	501	—	1,130	—
Administrative and other charges	262	—	33	—	75	—
Total expenses	4,199	—	534	—	1,205	—
Fidelity Income Advantage:
Mortality and expense risk charges	344	—	46	—	251	—
Administrative and other charges	114	—	15	—	83	—
Total expenses	458	—	61	—	334	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	697	—	267	—	1,197
Administrative and other charges	—	269	—	100	—	444
Total expenses	—	966	—	367	—	1,641
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	4,657	966	595	367	1,539	1,641
Net investment income (loss)	(4,234)	(646)	(279)	349	2,547	18,890
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	21,136	23,120	(641)	531	622	6,224
Realized gain distributions	53,776	48,475	335	943	65	310
Net realized gain (loss) on investments	74,912	71,595	(306)	1,474	687	6,534
Unrealized appreciation (depreciation)	137,222	129,990	10,592	25,430	11,214	47,753
Net increase (decrease) in net assets from operations	$207,900	$200,939	$10,007	$27,253	$14,448	$73,177

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$2,890	$2,972	$55,927	$708	$1,129	$2,426	$2,829
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,268	—	3,670	400	—	6,673	—
Administrative and other charges	85	—	245	27	—	445	—
Total expenses	1,353	—	3,915	427	—	7,118	—
Fidelity Income Advantage:
Mortality and expense risk charges	194	—	427	81	—	692	—
Administrative and other charges	65	—	142	27	—	230	—
Total expenses	259	—	569	108	—	922	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	303	3,383	—	163	—	2,217
Administrative and other charges	—	101	1,319	—	54	—	809
Total expenses	—	404	4,702	—	217	—	3,026
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	1,612	404	9,186	535	217	8,040	3,026
Net investment income (loss)	1,278	2,568	46,741	173	912	(5,614)	(197)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,244)	295	208,055	945	581	32,773	56,235
Realized gain distributions	2,546	2,713	10,703	902	1,537	5,061	8,282
Net realized gain (loss) on investments	1,302	3,008	218,758	1,847	2,118	37,834	64,517
Unrealized appreciation (depreciation)	22,985	22,140	267,442	7,809	13,826	224,387	368,361
Net increase (decrease) in net assets from operations	$25,565	$27,716	$532,941	$9,829	$16,856	$256,607	$432,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$2,440	$41,060	$46	$197	$2,160	$3,528
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,008	—	127	—	652	—
Administrative and other charges	67	—	9	—	43	—
Total expenses	1,075	—	136	—	695	—
Fidelity Income Advantage:
Mortality and expense risk charges	262	—	27	—	123	—
Administrative and other charges	87	—	9	—	41	—
Total expenses	349	—	36	—	164	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	3,237	—	156	—	248
Administrative and other charges	—	1,055	—	60	—	87
Total expenses	—	4,292	—	216	—	335
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7,920	—	—	—	—
Administrative and other charges	—	2,127	—	—	—	—
Total expenses	—	10,047	—	—	—	—
Total expenses	1,424	14,339	172	216	859	335
Net investment income (loss)	1,016	26,721	(126)	(19)	1,301	3,193
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,827	61,301	91	1,767	1,891	(660)
Realized gain distributions	2,371	41,912	288	1,649	5,491	9,479
Net realized gain (loss) on investments	6,198	103,213	379	3,416	7,382	8,819
Unrealized appreciation (depreciation)	26,232	466,314	5,443	31,573	(2,554)	(2,150)
Net increase (decrease) in net assets from operations	$33,446	$596,248	$5,696	$34,970	$6,129	$9,862

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$27	$62	$1,555	$2,559	$378	$988
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,238	—	1,522	—	160	—
Administrative and other charges	83	—	102	—	11	—
Total expenses	1,321	—	1,624	—	171	—
Fidelity Income Advantage:
Mortality and expense risk charges	199	—	278	—	45	—
Administrative and other charges	67	—	92	—	15	—
Total expenses	266	—	370	—	60	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	986	—	587	—	86
Administrative and other charges	—	391	—	223	—	32
Total expenses	—	1,377	—	810	—	118
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,587	1,377	1,994	810	231	118
Net investment income (loss)	(1,560)	(1,315)	(439)	1,749	147	870
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	21,030	62,315	(3,138)	(8,063)	(673)	(2,261)
Realized gain distributions	11,275	43,167	—	—	1,561	3,677
Net realized gain (loss) on investments	32,305	105,482	(3,138)	(8,063)	888	1,416
Unrealized appreciation (depreciation)	71,969	324,099	41,036	79,123	830	2,951
Net increase (decrease) in net assets from operations	$102,714	$428,266	$37,459	$72,809	$1,865	$5,237

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$675	$3,626	$145	$588	$412	$1,580
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	183	—	1,280	—	105	—
Administrative and other charges	12	—	85	—	7	—
Total expenses	195	—	1,365	—	112	—
Fidelity Income Advantage:
Mortality and expense risk charges	25	—	151	—	11	—
Administrative and other charges	8	—	50	—	4	—
Total expenses	33	—	201	—	15	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	213	—	1,128	—	70
Administrative and other charges	—	76	—	454	—	26
Total expenses	—	289	—	1,582	—	96
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	228	289	1,566	1,582	127	96
Net investment income (loss)	447	3,337	(1,421)	(994)	285	1,484
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(115)	1,876	21,767	91,830	(4,446)	151
Realized gain distributions	534	2,950	3,367	16,544	—	—
Net realized gain (loss) on investments	419	4,826	25,134	108,374	(4,446)	151
Unrealized appreciation (depreciation)	(2,840)	(16,953)	72,895	373,245	(4,435)	(23,105)
Net increase (decrease) in net assets from operations	$(1,974)	$(8,790)	$96,608	$480,625	$(8,596)	$(21,470)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$731	$3,684	$369	$2,135	$141	$517
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	881	—	105	—	160	—
Administrative and other charges	59	—	7	—	11	—
Total expenses	940	—	112	—	171	—
Fidelity Income Advantage:
Mortality and expense risk charges	120	—	15	—	28	—
Administrative and other charges	40	—	5	—	10	—
Total expenses	160	—	20	—	38	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	956	—	108	—	133
Administrative and other charges	—	367	—	45	—	51
Total expenses	—	1,323	—	153	—	184
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,100	1,323	132	153	209	184
Net investment income (loss)	(369)	2,361	237	1,982	(68)	333
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,871	22,740	(1,243)	(3,906)	(819)	(4,397)
Realized gain distributions	6,388	34,972	1,703	9,656	1,595	6,631
Net realized gain (loss) on investments	11,259	57,712	460	5,750	776	2,234
Unrealized appreciation (depreciation)	14,003	83,697	(1,638)	(12,045)	1,267	5,773
Net increase (decrease) in net assets from operations	$24,893	$143,770	$(941)	$(4,313)	$1,975	$8,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$24	$150	$548	$2,816	$1,762	$27,353
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	139	—	178	—	368	—
Administrative and other charges	9	—	12	—	25	—
Total expenses	148	—	190	—	393	—
Fidelity Income Advantage:
Mortality and expense risk charges	25	—	20	—	58	—
Administrative and other charges	9	—	7	—	20	—
Total expenses	34	—	27	—	78	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	203	—	187	—	1,132
Administrative and other charges	—	80	—	69	—	426
Total expenses	—	283	—	256	—	1,558
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	182	283	217	256	471	1,558
Net investment income (loss)	(158)	(133)	331	2,560	1,291	25,795
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,624	9,326	(1,988)	(5,541)	(258)	(2,701)
Realized gain distributions	—	—	1,247	6,709	520	8,103
Net realized gain (loss) on investments	1,624	9,326	(741)	1,168	262	5,402
Unrealized appreciation (depreciation)	5,019	39,979	(2,476)	(18,016)	1,708	25,123
Net increase (decrease) in net assets from operations	$6,485	$49,172	$(2,886)	$(14,288)	$3,261	$56,320

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$64	$747	$215	$1,543	$156	$1,157
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	139	—	96	—	88	—
Administrative and other charges	9	—	6	—	6	—
Total expenses	148	—	102	—	94	—
Fidelity Income Advantage:
Mortality and expense risk charges	16	—	13	—	—	—
Administrative and other charges	5	—	4	—	—	—
Total expenses	21	—	17	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	345	—	148	—	125
Administrative and other charges	—	141	—	55	—	43
Total expenses	—	486	—	203	—	168
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	169	486	119	203	94	168
Net investment income (loss)	(105)	261	96	1,340	62	989
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,118	12,921	(247)	(4,543)	164	1,402
Realized gain distributions	690	9,263	632	5,020	203	1,946
Net realized gain (loss) on investments	1,808	22,184	385	477	367	3,348
Unrealized appreciation (depreciation)	2,055	34,042	155	944	661	3,951
Net increase (decrease) in net assets from operations	$3,758	$56,487	$636	$2,761	$1,090	$8,288

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$110	$423	$128	$843	$283	$1,252
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	64	—	72	—	168	—
Administrative and other charges	4	—	5	—	11	—
Total expenses	68	—	77	—	179	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	47	—	117	—	174
Administrative and other charges	—	15	—	32	—	49
Total expenses	—	62	—	149	—	223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	68	62	77	149	179	223
Net investment income (loss)	42	361	51	694	104	1,029
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	118	527	70	783	55	1,050
Realized gain distributions	231	934	425	2,346	1,160	5,010
Net realized gain (loss) on investments	349	1,461	495	3,129	1,215	6,060
Unrealized appreciation (depreciation)	472	1,322	491	3,492	1,286	5,126
Net increase (decrease) in net assets from operations	$863	$3,144	$1,037	$7,315	$2,605	$12,215

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$321	$2,474	$217	$2,954	$252	$3,288
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	185	—	131	—	151	—
Administrative and other charges	12	—	9	—	10	—
Total expenses	197	—	140	—	161	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	324	—	389	—	451
Administrative and other charges	—	96	—	116	—	131
Total expenses	—	420	—	505	—	582
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	197	420	140	505	161	582
Net investment income (loss)	124	2,054	77	2,449	91	2,706
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	280	4,020	260	4,200	83	5,338
Realized gain distributions	1,440	10,033	762	10,814	998	12,584
Net realized gain (loss) on investments	1,720	14,053	1,022	15,014	1,081	17,922
Unrealized appreciation (depreciation)	1,361	10,276	1,460	17,521	1,722	21,386
Net increase (decrease) in net assets from operations	$3,205	$26,383	$2,559	$34,984	$2,894	$42,014

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Income:
Dividends	$141	$411	$376	$132	$1,300	$9,190	$18,334
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	109	—	331	545
Administrative and other charges	—	—	—	7	—	22	36
Total expenses	—	—	—	116	—	353	581
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	16	—	71	296
Administrative and other charges	—	—	—	6	—	24	99
Total expenses	—	—	—	22	—	95	395
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	227	1,136	2,155
Administrative and other charges	—	—	—	—	89	361	679
Total expenses	—	—	—	—	316	1,497	2,834
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	54	159	151	—	—	58	598
Administrative and other charges	11	32	30	—	—	11	119
Total expenses	65	191	181	—	—	69	717
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	65	191	181	138	316	2,014	4,527
Net investment income (loss)	76	220	195	(6)	984	7,176	13,807
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	85	388	357	(877)	(6,031)	2,976	16,068
Realized gain distributions	368	1,421	1,393	—	—	4,988	33,729
Net realized gain (loss) on investments	453	1,809	1,750	(877)	(6,031)	7,964	49,797
Unrealized appreciation (depreciation)	474	1,584	2,259	3,203	33,658	46,208	140,959
Net increase (decrease) in net assets from operations	$1,003	$3,613	$4,204	$2,320	$28,611	$61,348	$204,563
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$20,083	$13,753	$4,123	$334	$3,456	$54	$213
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	234	304	185	116	—	51	—
Administrative and other charges	16	20	12	8	—	3	—
Total expenses	250	324	197	124	—	54	—
Fidelity Income Advantage:
Mortality and expense risk charges	119	178	81	17	—	4	—
Administrative and other charges	40	60	27	6	—	1	—
Total expenses	159	238	108	23	—	5	—
Fidelity Personal Retirement:
Mortality and expense risk charges	1,744	2,151	685	—	260	—	41
Administrative and other charges	556	684	219	—	94	—	14
Total expenses	2,300	2,835	904	—	354	—	55
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	657	141	72	—	—	—	—
Administrative and other charges	133	28	14	—	—	—	—
Total expenses	790	169	86	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	5,734	—	—	—	—	—	—
Administrative and other charges	1,485	—	—	—	—	—	—
Total expenses	7,219	—	—	—	—	—	—
Total expenses	10,718	3,566	1,295	147	354	59	55
Net investment income (loss)	9,365	10,187	2,828	187	3,102	(5)	158
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	18,981	17,628	4,784	(74)	(112)	(433)	(1,606)
Realized gain distributions	46,391	35,860	16,102	723	7,600	—	—
Net realized gain (loss) on investments	65,372	53,488	20,886	649	7,488	(433)	(1,606)
Unrealized appreciation (depreciation)	184,037	155,540	56,331	929	8,908	1,829	7,889
Net increase (decrease) in net assets from operations	$258,774	$219,215	$80,045	$1,765	$19,498	$1,391	$6,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$—	$—	$97	$748	$349	$7,099
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	56	—	79	—	55	—
Administrative and other charges	4	—	5	—	4	—
Total expenses	60	—	84	—	59	—
Fidelity Income Advantage:
Mortality and expense risk charges	13	—	4	—	5	—
Administrative and other charges	4	—	2	—	1	—
Total expenses	17	—	6	—	6	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	88	—	118	—	183
Administrative and other charges	—	35	—	44	—	78
Total expenses	—	123	—	162	—	261
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	77	123	90	162	65	261
Net investment income (loss)	(77)	(123)	7	586	284	6,838
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	343	2,024	4	(158)	(517)	(9,175)
Realized gain distributions	108	834	1,281	10,374	—	—
Net realized gain (loss) on investments	451	2,858	1,285	10,216	(517)	(9,175)
Unrealized appreciation (depreciation)	2,449	18,345	1,734	15,008	(52)	(1,384)
Net increase (decrease) in net assets from operations	$2,823	$21,080	$3,026	$25,810	$(285)	$(3,721)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt
Income:
Dividends	$4,077	$2,889	$767	$2,011	$748	$4,569
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	153	81	19	34	154	86
Administrative and other charges	10	5	1	2	10	6
Total expenses	163	86	20	36	164	92
Fidelity Income Advantage:
Mortality and expense risk charges	10	5	5	3	16	10
Administrative and other charges	4	2	2	1	6	4
Total expenses	14	7	7	4	22	14
Fidelity Personal Retirement:
Mortality and expense risk charges	437	216	62	130	41	112
Administrative and other charges	171	82	28	53	17	46
Total expenses	608	298	90	183	58	158
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	785	391	117	223	244	264
Net investment income (loss)	3,292	2,498	650	1,788	504	4,305
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8,697	5,614	898	1,983	(2,130)	(3,203)
Realized gain distributions	1,176	236	—	21	908	—
Net realized gain (loss) on investments	9,873	5,850	898	2,004	(1,222)	(3,203)
Unrealized appreciation (depreciation)	6,677	29,358	6,529	11,944	7,809	2,556
Net increase (decrease) in net assets from operations	$19,842	$37,706	$8,077	$15,736	$7,091	$3,658

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist	Invesco V.I. – Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Income:
Dividends	$362	$273	$—	$86	$2,010	$679
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	47	52	223	132	61	—
Administrative and other charges	3	3	15	9	4	—
Total expenses	50	55	238	141	65	—
Fidelity Income Advantage:
Mortality and expense risk charges	15	11	30	16	3	—
Administrative and other charges	5	3	10	5	1	—
Total expenses	20	14	40	21	4	—
Fidelity Personal Retirement:
Mortality and expense risk charges	21	18	—	—	78	14
Administrative and other charges	9	5	—	—	31	5
Total expenses	30	23	—	—	109	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	100	92	278	162	178	19
Net investment income (loss)	262	181	(278)	(76)	1,832	660
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(424)	262	353	16	(5,670)	47
Realized gain distributions	1,853	—	2,925	1,480	—	—
Net realized gain (loss) on investments	1,429	262	3,278	1,496	(5,670)	47
Unrealized appreciation (depreciation)	703	1,808	14,266	2,276	(770)	(502)
Net increase (decrease) in net assets from operations	$2,394	$2,251	$17,266	$3,696	$(4,608)	$205

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$4,732	$2,616	$11,988	$1,907	$6,026	$3,320
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	264	63	222	35	22	56
Administrative and other charges	18	4	15	2	2	4
Total expenses	282	67	237	37	24	60
Fidelity Income Advantage:
Mortality and expense risk charges	6	8	10	5	3	3
Administrative and other charges	2	3	3	1	1	1
Total expenses	8	11	13	6	4	4
Fidelity Personal Retirement:
Mortality and expense risk charges	482	222	742	220	88	109
Administrative and other charges	186	87	269	81	34	40
Total expenses	668	309	1,011	301	122	149
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	958	387	1,261	344	150	213
Net investment income (loss)	3,774	2,229	10,727	1,563	5,876	3,107
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	158	(372)	1,263	(417)	(2,070)	218
Realized gain distributions	—	—	6,370	8,796	—	—
Net realized gain (loss) on investments	158	(372)	7,633	8,379	(2,070)	218
Unrealized appreciation (depreciation)	6,709	17,647	26,256	20,368	(8,153)	(916)
Net increase (decrease) in net assets from operations	$10,641	$19,504	$44,616	$30,310	$(4,347)	$2,409

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(1,463)	$2,774	$1,864	$27,954	$2,928	$3,440	$17,503	$19,080
Net realized gain (loss) on investments	—	—	—	—	(8,055)	(50)	(3,350)	1,633
Unrealized appreciation (depreciation)	—	—	—	—	5,900	6,991	(7,208)	29,692
Net increase (decrease) in net assets from operations	(1,463)	2,774	1,864	27,954	773	10,381	6,945	50,405
Contract Transactions:
Payments received from contract owners	6,654	2,093	942,558	1,000,244	158	340	3,423	5,034
Transfers between sub-accounts and the fixed account, net	76,867	30,960	(198,978)	(401,557)	(5,375)	74	(29,999)	21,027
Contract benefits	(6,653)	(6,055)	(133,377)	(81,827)	(2,183)	(2,372)	(107)	(851)
Contract terminations	(43,392)	(41,675)	(493,707)	(396,283)	(1,763)	(2,396)	(9,324)	(13,905)
Contract maintenance charges	(62)	(56)	—	—	(9)	(9)	—	—
Other transfers (to) from FILI, net	(99)	32	2	(23)	(346)	(77)	(1)	(1)
Net increase (decrease) in net assets from contract transactions	33,315	(14,701)	116,498	120,554	(9,518)	(4,440)	(36,008)	11,304
Total increase (decrease) in net assets	31,852	(11,927)	118,362	148,508	(8,745)	5,941	(29,063)	61,709
Net Assets:
Beginning of period	233,659	245,586	1,694,897	1,546,389	80,631	74,690	399,726	338,017
End of period	$265,511	$233,659	$1,813,259	$1,694,897	$71,886	$80,631	$370,663	$399,726
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$3,282	$4,292	$5,066	$5,820	$(4,234)	$(2,741)	$(646)	$(38)
Net realized gain (loss) on investments	11,097	25,482	12,266	23,532	74,912	45,847	71,595	39,242
Unrealized appreciation (depreciation)	2,784	56,227	824	48,418	137,222	94,069	129,990	81,839
Net increase (decrease) in net assets from operations	17,163	86,001	18,156	77,770	207,900	137,175	200,939	121,043
Contract Transactions:
Payments received from contract owners	313	952	3,255	4,779	992	1,039	8,101	4,320
Transfers between sub-accounts and the fixed account, net	(15,513)	(13,461)	(7,351)	(2,963)	(22,355)	(19,160)	21,226	(23,782)
Contract benefits	(8,928)	(11,528)	(223)	(216)	(9,888)	(12,915)	(124)	(98)
Contract terminations	(11,699)	(13,493)	(7,563)	(15,176)	(14,535)	(15,954)	(12,577)	(12,592)
Contract maintenance charges	(46)	(51)	—	—	(82)	(78)	—	—
Other transfers (to) from FILI, net	(1,964)	(476)	7	(2)	(1,334)	(305)	(18)	—
Net increase (decrease) in net assets from contract transactions	(37,837)	(38,057)	(11,875)	(13,578)	(47,202)	(47,373)	16,608	(32,152)
Total increase (decrease) in net assets	(20,674)	47,944	6,281	64,192	160,698	89,802	217,547	88,891
Net Assets:
Beginning of period	389,886	341,942	355,773	291,581	519,163	429,361	456,710	367,819
End of period	$369,212	$389,886	$362,054	$355,773	$679,861	$519,163	$674,257	$456,710

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(279)	$651	$349	$3,056
Net realized gain (loss) on investments	(306)	2,880	1,474	10,029
Unrealized appreciation (depreciation)	10,592	14,157	25,430	38,785
Net increase (decrease) in net assets from operations	10,007	17,688	27,253	51,870
Contract Transactions:
Payments received from contract owners	97	116	1,286	1,457
Transfers between sub-accounts and the fixed account, net	(4,411)	(4,505)	(18,213)	(23,762)
Contract benefits	(1,395)	(1,921)	(12)	(514)
Contract terminations	(2,075)	(2,717)	(4,452)	(11,879)
Contract maintenance charges	(11)	(12)	—	—
Other transfers (to) from FILI, net	(307)	20	(4)	1
Net increase (decrease) in net assets from contract transactions	(8,102)	(9,019)	(21,395)	(34,697)
Total increase (decrease) in net assets	1,905	8,669	5,858	17,173
Net Assets:
Beginning of period	78,553	69,884	219,800	202,627
End of period	$80,458	$78,553	$225,658	$219,800

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$2,547	$3,135	$18,890	$18,426	$1,278	$1,797	$2,568	$2,947
Net realized gain (loss) on investments	687	(14)	6,534	1,916	1,302	7,858	3,008	8,709
Unrealized appreciation (depreciation)	11,214	10,966	47,753	39,635	22,985	21,391	22,140	19,701
Net increase (decrease) in net assets from operations	14,448	14,087	73,177	59,977	25,565	31,046	27,716	31,357
Contract Transactions:
Payments received from contract owners	383	650	30,360	22,774	453	361	2,718	2,992
Transfers between sub-accounts and the fixed account, net	20,101	992	149,141	112,759	(3,964)	(3,637)	77	(586)
Contract benefits	(6,070)	(6,122)	(613)	(446)	(5,628)	(7,262)	(88)	(5)
Contract terminations	(6,516)	(6,964)	(34,492)	(33,060)	(6,682)	(7,591)	(6,498)	(10,834)
Contract maintenance charges	(23)	(23)	—	—	(28)	(30)	—	—
Other transfers (to) from FILI, net	(631)	(309)	3	1	(671)	(31)	1	(1)
Net increase (decrease) in net assets from contract transactions	7,244	(11,776)	144,399	102,028	(16,520)	(18,190)	(3,790)	(8,434)
Total increase (decrease) in net assets	21,692	2,311	217,576	162,005	9,045	12,856	23,926	22,923
Net Assets:
Beginning of period	169,486	167,175	767,715	605,710	200,448	187,592	202,331	179,408
End of period	$191,178	$169,486	$985,291	$767,715	$209,493	$200,448	$226,257	$202,331

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$46,741	$50,179	$173	$451	$912	$1,364
Net realized gain (loss) on investments	218,758	152,739	1,847	4,042	2,118	6,170
Unrealized appreciation (depreciation)	267,442	581,485	7,809	8,105	13,826	13,523
Net increase (decrease) in net assets from operations	532,941	784,403	9,829	12,598	16,856	21,057
Contract Transactions:
Payments received from contract owners	37,287	41,822	222	136	876	1,574
Transfers between sub-accounts and the fixed account, net	(139,095)	44,286	(1,714)	(2,228)	(5,432)	(2,857)
Contract benefits	(12,912)	(12,032)	(1,483)	(1,710)	—	(90)
Contract terminations	(93,237)	(84,418)	(2,723)	(2,031)	(2,360)	(4,378)
Contract maintenance charges	(77)	(81)	(11)	(12)	—	—
Other transfers (to) from FILI, net	(711)	(72)	(308)	(45)	—	1
Net increase (decrease) in net assets from contract transactions	(208,745)	(10,495)	(6,017)	(5,890)	(6,916)	(5,750)
Total increase (decrease) in net assets	324,196	773,908	3,812	6,708	9,940	15,307
Net Assets:
Beginning of period	3,306,467	2,532,559	67,088	60,380	111,526	96,219
End of period	$3,630,663	$3,306,467	$70,900	$67,088	$121,466	$111,526

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(5,614)	$(3,270)	$(197)	$2,729	$1,016	$1,408	$26,721	$31,652
Net realized gain (loss) on investments	37,834	117,336	64,517	176,297	6,198	9,460	103,213	160,855
Unrealized appreciation (depreciation)	224,387	118,993	368,361	192,884	26,232	22,281	466,314	372,444
Net increase (decrease) in net assets from operations	256,607	233,059	432,681	371,910	33,446	33,149	596,248	564,951
Contract Transactions:
Payments received from contract owners	1,630	1,591	16,658	11,366	800	810	52,509	53,683
Transfers between sub-accounts and the fixed account, net	(50,991)	(35,537)	(69,290)	(59,401)	(890)	3,219	(25,549)	65,116
Contract benefits	(21,136)	(21,461)	(258)	(1,147)	(5,983)	(5,264)	(2,856)	(3,112)
Contract terminations	(28,067)	(33,046)	(32,194)	(41,109)	(4,559)	(6,017)	(121,258)	(167,303)
Contract maintenance charges	(147)	(147)	—	—	(18)	(18)	—	—
Other transfers (to) from FILI, net	(754)	(511)	(10)	13	(566)	(552)	(48)	(1)
Net increase (decrease) in net assets from contract transactions	(99,465)	(89,111)	(85,094)	(90,278)	(11,216)	(7,822)	(97,202)	(51,617)
Total increase (decrease) in net assets	157,142	143,948	347,587	281,632	22,230	25,327	499,046	513,334
Net Assets:
Beginning of period	939,288	795,340	1,503,490	1,221,858	169,897	144,570	2,920,528	2,407,194
End of period	$1,096,430	$939,288	$1,851,077	$1,503,490	$192,127	$169,897	$3,419,574	$2,920,528

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(126)	$(49)	$(19)	$388	$1,301	$3,071	$3,193	$6,353
Net realized gain (loss) on investments	379	3,684	3,416	19,398	7,382	12,123	8,819	18,331
Unrealized appreciation (depreciation)	5,443	1,502	31,573	8,678	(2,554)	13,076	(2,150)	24,536
Net increase (decrease) in net assets from operations	5,696	5,137	34,970	28,464	6,129	28,270	9,862	49,220
Contract Transactions:
Payments received from contract owners	93	90	1,151	476	106	270	1,396	1,156
Transfers between sub-accounts and the fixed account, net	(1,573)	(2,038)	(2,488)	(11,345)	(5,391)	(2,915)	(20,173)	(6,937)
Contract benefits	(567)	(578)	—	(90)	(3,141)	(4,341)	(11)	(389)
Contract terminations	(412)	(726)	(2,257)	(3,426)	(2,957)	(4,281)	(4,247)	(10,711)
Contract maintenance charges	(2)	(3)	—	—	(19)	(20)	—	—
Other transfers (to) from FILI, net	(49)	(16)	(2)	1	(291)	(293)	(5)	(2)
Net increase (decrease) in net assets from contract transactions	(2,510)	(3,271)	(3,596)	(14,384)	(11,693)	(11,580)	(23,040)	(16,883)
Total increase (decrease) in net assets	3,186	1,866	31,374	14,080	(5,564)	16,690	(13,178)	32,337
Net Assets:
Beginning of period	20,742	18,876	115,114	101,034	119,329	102,639	203,649	171,312
End of period	$23,928	$20,742	$146,488	$115,114	$113,765	$119,329	$190,471	$203,649
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(1,560)	$(975)	$(1,315)	$(438)	$(439)	$12	$1,749	$3,105
Net realized gain (loss) on investments	32,305	18,462	105,482	55,115	(3,138)	32,187	(8,063)	58,002
Unrealized appreciation (depreciation)	71,969	26,567	324,099	98,549	41,036	23,897	79,123	42,726
Net increase (decrease) in net assets from operations	102,714	44,054	428,266	153,226	37,459	56,096	72,809	103,833
Contract Transactions:
Payments received from contract owners	676	555	23,111	13,249	324	207	2,539	2,845
Transfers between sub-accounts and the fixed account, net	3,735	29,825	121,916	135,246	(20,405)	(20,900)	(55,249)	(43,435)
Contract benefits	(5,579)	(3,541)	(96)	(579)	(6,670)	(7,874)	(256)	(298)
Contract terminations	(4,577)	(4,130)	(18,530)	(22,792)	(8,000)	(11,356)	(8,399)	(14,585)
Contract maintenance charges	(27)	(22)	—	—	(35)	(42)	—	—
Other transfers (to) from FILI, net	(492)	92	(23)	4	(476)	(589)	—	1
Net increase (decrease) in net assets from contract transactions	(6,264)	22,779	126,378	125,128	(35,262)	(40,554)	(61,365)	(55,472)
Total increase (decrease) in net assets	96,450	66,833	554,644	278,354	2,197	15,542	11,444	48,361
Net Assets:
Beginning of period	165,715	98,882	599,630	321,276	278,523	262,981	515,047	466,686
End of period	$262,165	$165,715	$1,154,274	$599,630	$280,720	$278,523	$526,491	$515,047

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$147	$250	$870	$991	$447	$468	$3,337	$3,382
Net realized gain (loss) on investments	888	3,298	1,416	6,848	419	3,874	4,826	14,000
Unrealized appreciation (depreciation)	830	5,588	2,951	11,656	(2,840)	2,183	(16,953)	14,909
Net increase (decrease) in net assets from operations	1,865	9,136	5,237	19,495	(1,974)	6,525	(8,790)	32,291
Contract Transactions:
Payments received from contract owners	64	78	411	145	70	188	3,288	5,457
Transfers between sub-accounts and the fixed account, net	3,461	(1,873)	34,639	1,832	(8,800)	(2,859)	(49,447)	37,650
Contract benefits	(908)	(1,133)	(8)	(115)	(744)	(1,027)	(138)	(222)
Contract terminations	(809)	(1,511)	(993)	(2,385)	(960)	(1,116)	(4,381)	(4,815)
Contract maintenance charges	(4)	(4)	—	—	(4)	(5)	—	—
Other transfers (to) from FILI, net	(122)	(82)	4	(3)	(75)	(98)	(4)	1
Net increase (decrease) in net assets from contract transactions	1,682	(4,525)	34,053	(526)	(10,513)	(4,917)	(50,682)	38,071
Total increase (decrease) in net assets	3,547	4,611	39,290	18,969	(12,487)	1,608	(59,472)	70,362
Net Assets:
Beginning of period	33,380	28,769	76,969	58,000	37,258	35,650	198,015	127,653
End of period	$36,927	$33,380	$116,259	$76,969	$24,771	$37,258	$138,543	$198,015
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(1,421)	$(498)	$(994)	$1,135	$285	$322	$1,484	$1,399
Net realized gain (loss) on investments	25,134	28,387	108,374	117,044	(4,446)	(2,087)	151	(7,527)
Unrealized appreciation (depreciation)	72,895	23,821	373,245	104,909	(4,435)	4,092	(23,105)	14,140
Net increase (decrease) in net assets from operations	96,608	51,710	480,625	223,088	(8,596)	2,327	(21,470)	8,012
Contract Transactions:
Payments received from contract owners	752	265	18,589	6,054	28	71	688	987
Transfers between sub-accounts and the fixed account, net	7,519	(884)	107,172	9,967	(486)	(1,682)	15,444	(17,280)
Contract benefits	(3,297)	(2,464)	(1,106)	(360)	(1,263)	(505)	(54)	(116)
Contract terminations	(5,378)	(5,040)	(23,022)	(13,982)	(673)	(928)	(1,070)	(4,461)
Contract maintenance charges	(29)	(24)	—	—	(6)	(8)	—	—
Other transfers (to) from FILI, net	49	40	(2)	(2)	(48)	(159)	(6)	1
Net increase (decrease) in net assets from contract transactions	(384)	(8,107)	101,631	1,677	(2,448)	(3,211)	15,002	(20,869)
Total increase (decrease) in net assets	96,224	43,603	582,256	224,765	(11,044)	(884)	(6,468)	(12,857)
Net Assets:
Beginning of period	152,286	108,683	671,839	447,074	25,873	26,757	72,726	85,583
End of period	$248,510	$152,286	$1,254,095	$671,839	$14,829	$25,873	$66,258	$72,726
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(369)	$(749)	$2,361	$(247)	$237	$246	$1,982	$2,114
Net realized gain (loss) on investments	11,259	11,427	57,712	61,254	460	1,244	5,750	11,592
Unrealized appreciation (depreciation)	14,003	19,174	83,697	95,374	(1,638)	4,774	(12,045)	22,013
Net increase (decrease) in net assets from operations	24,893	29,852	143,770	156,381	(941)	6,264	(4,313)	35,719
Contract Transactions:
Payments received from contract owners	261	281	10,460	7,239	18	32	921	753
Transfers between sub-accounts and the fixed account, net	(2,507)	(18,163)	23,312	(83,866)	(2,572)	(4,536)	(9,912)	(23,249)
Contract benefits	(3,353)	(3,096)	(168)	(200)	(369)	(800)	—	(269)
Contract terminations	(3,187)	(4,125)	(13,746)	(19,567)	(580)	(489)	(2,412)	(9,408)
Contract maintenance charges	(21)	(23)	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	(453)	(44)	(2)	3	(37)	89	(4)	—
Net increase (decrease) in net assets from contract transactions	(9,260)	(25,170)	19,856	(96,391)	(3,543)	(5,707)	(11,407)	(32,173)
Total increase (decrease) in net assets	15,633	4,682	163,626	59,990	(4,484)	557	(15,720)	3,546
Net Assets:
Beginning of period	130,102	125,420	680,656	620,666	22,214	21,657	124,129	120,583
End of period	$145,735	$130,102	$844,282	$680,656	$17,730	$22,214	$108,409	$124,129
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(68)	$67	$333	$1,036	$(158)	$(126)	$(133)	$98
Net realized gain (loss) on investments	776	3,510	2,234	13,833	1,624	2,683	9,326	16,937
Unrealized appreciation (depreciation)	1,267	3,813	5,773	15,033	5,019	2,922	39,979	19,698
Net increase (decrease) in net assets from operations	1,975	7,390	8,340	29,902	6,485	5,479	49,172	36,733
Contract Transactions:
Payments received from contract owners	14	32	462	1,024	32	81	1,162	2,371
Transfers between sub-accounts and the fixed account, net	(3,510)	(3,124)	(9,729)	(14,943)	(2,471)	(3,516)	8,279	(19,459)
Contract benefits	(521)	(1,064)	(10)	(79)	(905)	(826)	(2)	(128)
Contract terminations	(988)	(1,105)	(1,854)	(3,380)	(612)	(773)	(4,445)	(5,204)
Contract maintenance charges	(3)	(4)	—	—	(3)	(4)	—	—
Other transfers (to) from FILI, net	(22)	42	1	(8)	44	22	(4)	(2)
Net increase (decrease) in net assets from contract transactions	(5,030)	(5,223)	(11,130)	(17,386)	(3,915)	(5,016)	4,990	(22,422)
Total increase (decrease) in net assets	(3,055)	2,167	(2,790)	12,516	2,570	463	54,162	14,311
Net Assets:
Beginning of period	30,600	28,433	123,837	111,321	23,062	22,599	160,376	146,065
End of period	$27,545	$30,600	$121,047	$123,837	$25,632	$23,062	$214,538	$160,376

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$331	$301	$2,560	$2,614	$1,291	$1,474	$25,795	$27,134
Net realized gain (loss) on investments	(741)	651	1,168	4,053	262	620	5,402	9,253
Unrealized appreciation (depreciation)	(2,476)	5,428	(18,016)	24,503	1,708	3,858	25,123	52,068
Net increase (decrease) in net assets from operations	(2,886)	6,380	(14,288)	31,170	3,261	5,952	56,320	88,455
Contract Transactions:
Payments received from contract owners	33	33	1,201	2,040	77	67	7,207	12,653
Transfers between sub-accounts and the fixed account, net	(3,967)	34	(23,169)	12,369	(3,788)	(1,471)	(56,127)	(9,779)
Contract benefits	(678)	(666)	(85)	(162)	(1,654)	(1,852)	(228)	(1,136)
Contract terminations	(648)	(1,092)	(2,921)	(6,723)	(3,105)	(2,596)	(23,893)	(34,174)
Contract maintenance charges	(6)	(7)	—	—	(6)	(9)	—	—
Other transfers (to) from FILI, net	(148)	(226)	(2)	1	(251)	(195)	6	—
Net increase (decrease) in net assets from contract transactions	(5,414)	(1,924)	(24,976)	7,525	(8,727)	(6,056)	(73,035)	(32,436)
Total increase (decrease) in net assets	(8,300)	4,456	(39,264)	38,695	(5,466)	(104)	(16,715)	56,019
Net Assets:
Beginning of period	33,331	28,875	175,399	136,704	61,512	61,616	896,128	840,109
End of period	$25,031	$33,331	$136,135	$175,399	$56,046	$61,512	$879,413	$896,128

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(105)	$(48)	$261	$740
Net realized gain (loss) on investments	1,808	910	22,184	11,462
Unrealized appreciation (depreciation)	2,055	4,362	34,042	57,952
Net increase (decrease) in net assets from operations	3,758	5,224	56,487	70,154
Contract Transactions:
Payments received from contract owners	34	18	3,702	5,812
Transfers between sub-accounts and the fixed account, net	586	162	498	7,586
Contract benefits	(305)	(377)	(26)	(70)
Contract terminations	(593)	(545)	(7,906)	(11,855)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	17	51	2	(2)
Net increase (decrease) in net assets from contract transactions	(263)	(693)	(3,730)	1,471
Total increase (decrease) in net assets	3,495	4,531	52,757	71,625
Net Assets:
Beginning of period	21,241	16,710	289,855	218,230
End of period	$24,736	$21,241	$342,612	$289,855

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$96	$163	$1,340	$2,004
Net realized gain (loss) on investments	385	1,275	477	10,065
Unrealized appreciation (depreciation)	155	3,067	944	22,893
Net increase (decrease) in net assets from operations	636	4,505	2,761	34,962
Contract Transactions:
Payments received from contract owners	14	88	994	1,379
Transfers between sub-accounts and the fixed account, net	(841)	(340)	(12,014)	(3,315)
Contract benefits	(568)	(613)	(5)	(52)
Contract terminations	(303)	(847)	(1,968)	(6,475)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	(108)	(38)	(1)	—
Net increase (decrease) in net assets from contract transactions	(1,808)	(1,752)	(12,994)	(8,463)
Total increase (decrease) in net assets	(1,172)	2,753	(10,233)	26,499
Net Assets:
Beginning of period	18,112	15,359	141,244	114,745
End of period	$16,940	$18,112	$131,011	$141,244
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$62	$135	$989	$1,528
Net realized gain (loss) on investments	367	293	3,348	2,048
Unrealized appreciation (depreciation)	661	705	3,951	4,770
Net increase (decrease) in net assets from operations	1,090	1,133	8,288	8,346
Contract Transactions:
Payments received from contract owners	24	7	885	860
Transfers between sub-accounts and the fixed account, net	1,346	(52)	6,261	3,138
Contract benefits	(117)	(404)	(29)	(27)
Contract terminations	(806)	(575)	(3,617)	(2,328)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	(3)	16	60	2
Net increase (decrease) in net assets from contract transactions	442	(1,010)	3,560	1,645
Total increase (decrease) in net assets	1,532	123	11,848	9,991
Net Assets:
Beginning of period	10,908	10,785	81,005	71,014
End of period	$12,440	$10,908	$92,853	$81,005

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$42	$109	$361	$547	$51	$117	$694	$1,092
Net realized gain (loss) on investments	349	171	1,461	840	495	533	3,129	2,728
Unrealized appreciation (depreciation)	472	681	1,322	2,165	491	702	3,492	4,364
Net increase (decrease) in net assets from operations	863	961	3,144	3,552	1,037	1,352	7,315	8,184
Contract Transactions:
Payments received from contract owners	—	100	521	414	1	1	1,104	318
Transfers between sub-accounts and the fixed account, net	853	14	1,764	2,389	322	1,092	2,355	3,287
Contract benefits	(116)	(1)	(38)	(55)	(52)	(36)	—	—
Contract terminations	(941)	(206)	(1,357)	(2,001)	(682)	(1,894)	(1,772)	(2,240)
Contract maintenance charges	(1)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from FILI, net	—	(2)	1	(1)	6	1	(3)	—
Net increase (decrease) in net assets from contract transactions	(205)	(96)	891	746	(407)	(838)	1,684	1,365
Total increase (decrease) in net assets	658	865	4,035	4,298	630	514	8,999	9,549
Net Assets:
Beginning of period	8,342	7,477	29,607	25,309	9,856	9,342	61,454	51,905
End of period	$9,000	$8,342	$33,642	$29,607	$10,486	$9,856	$70,453	$61,454
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$104	$279	$1,029	$1,747	$124	$314	$2,054	$3,482
Net realized gain (loss) on investments	1,215	1,735	6,060	5,166	1,720	1,418	14,053	9,862
Unrealized appreciation (depreciation)	1,286	1,553	5,126	8,675	1,361	2,327	10,276	20,619
Net increase (decrease) in net assets from operations	2,605	3,567	12,215	15,588	3,205	4,059	26,383	33,963
Contract Transactions:
Payments received from contract owners	10	3	954	1,450	38	59	4,782	3,408
Transfers between sub-accounts and the fixed account, net	(666)	(847)	(1,950)	(2,224)	(866)	1,589	(12,424)	2,630
Contract benefits	(297)	(40)	(356)	(2)	(62)	(45)	(133)	(14)
Contract terminations	(1,439)	(963)	(5,115)	(5,390)	(1,209)	(1,175)	(9,192)	(11,285)
Contract maintenance charges	(3)	(3)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	7	5	—	(3)	(25)	7	(1)	—
Net increase (decrease) in net assets from contract transactions	(2,388)	(1,845)	(6,467)	(6,169)	(2,128)	431	(16,968)	(5,261)
Total increase (decrease) in net assets	217	1,722	5,748	9,419	1,077	4,490	9,415	28,702
Net Assets:
Beginning of period	23,256	21,534	99,136	89,717	25,773	21,283	203,948	175,246
End of period	$23,473	$23,256	$104,884	$99,136	$26,850	$25,773	$213,363	$203,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$77	$195	$2,449	$3,847	$91	$229	$2,706	$4,179
Net realized gain (loss) on investments	1,022	1,229	15,014	10,210	1,081	924	17,922	11,105
Unrealized appreciation (depreciation)	1,460	1,955	17,521	26,499	1,722	2,867	21,386	33,337
Net increase (decrease) in net assets from operations	2,559	3,379	34,984	40,556	2,894	4,020	42,014	48,621
Contract Transactions:
Payments received from contract owners	57	38	6,123	7,511	147	114	11,013	10,657
Transfers between sub-accounts and the fixed account, net	708	(1,821)	(1,290)	2,093	33	(1,106)	(520)	8,880
Contract benefits	(75)	(24)	—	(65)	(12)	(72)	(74)	(87)
Contract terminations	(558)	(969)	(6,153)	(9,415)	(631)	(492)	(6,708)	(6,355)
Contract maintenance charges	(4)	(6)	—	—	(6)	(5)	—	—
Other transfers (to) from FILI, net	2	3	—	1	1	(1)	2	—
Net increase (decrease) in net assets from contract transactions	130	(2,779)	(1,320)	125	(468)	(1,562)	3,713	13,095
Total increase (decrease) in net assets	2,689	600	33,664	40,681	2,426	2,458	45,727	61,716
Net Assets:
Beginning of period	17,753	17,153	230,229	189,548	20,557	18,099	259,742	198,026
End of period	$20,442	$17,753	$263,893	$230,229	$22,983	$20,557	$305,469	$259,742

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$76	$171	$220	$474	$195	$414
Net realized gain (loss) on investments	453	161	1,809	1,357	1,750	1,293
Unrealized appreciation (depreciation)	474	864	1,584	2,812	2,259	3,413
Net increase (decrease) in net assets from operations	1,003	1,196	3,613	4,643	4,204	5,120
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	100	(22)	157	(29)	(231)	892
Contract benefits	(836)	(841)	(2,464)	(2,231)	(1,875)	(1,757)
Contract terminations	—	(8)	(194)	(65)	(93)	(44)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from FILI, net	(318)	9	(533)	148	81	77
Net increase (decrease) in net assets from contract transactions	(1,054)	(862)	(3,034)	(2,177)	(2,118)	(832)
Total increase (decrease) in net assets	(51)	334	579	2,466	2,086	4,288
Net Assets:
Beginning of period	11,019	10,685	32,571	30,105	30,573	26,285
End of period	$10,968	$11,019	$33,150	$32,571	$32,659	$30,573

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(6)	$22	$984	$1,542	$7,176	$11,928	$13,807	$21,339
Net realized gain (loss) on investments	(877)	1,581	(6,031)	18,013	7,964	27,317	49,797	146,683
Unrealized appreciation (depreciation)	3,203	2,998	33,658	23,446	46,208	26,828	140,959	70,314
Net increase (decrease) in net assets from operations	2,320	4,601	28,611	43,001	61,348	66,073	204,563	238,336
Contract Transactions:
Payments received from contract owners	20	32	1,213	1,594	17,325	14,166	25,485	30,433
Transfers between sub-accounts and the fixed account, net	(2,142)	(3,730)	(4,324)	(20,037)	74,500	43,630	(7,274)	54,754
Contract benefits	(318)	(607)	(41)	(158)	(3,495)	(3,286)	(13,976)	(14,432)
Contract terminations	(549)	(1,521)	(3,728)	(5,947)	(35,786)	(39,751)	(54,688)	(72,108)
Contract maintenance charges	(2)	(4)	—	—	(7)	(7)	(11)	(14)
Other transfers (to) from FILI, net	(29)	(154)	—	(5)	220	250	(309)	(409)
Net increase (decrease) in net assets from contract transactions	(3,020)	(5,984)	(6,880)	(24,553)	52,757	15,002	(50,773)	(1,776)
Total increase (decrease) in net assets	(700)	(1,383)	21,731	18,448	114,105	81,075	153,790	236,560
Net Assets:
Beginning of period	21,023	22,406	212,123	193,675	744,100	663,025	1,594,406	1,357,846
End of period	$20,323	$21,023	$233,854	$212,123	$858,205	$744,100	$1,748,196	$1,594,406

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$9,365	$16,866	$10,187	$15,441	$2,828	$4,247
Net realized gain (loss) on investments	65,372	299,626	53,488	179,970	20,886	74,366
Unrealized appreciation (depreciation)	184,037	6,679	155,540	79,201	56,331	26,631
Net increase (decrease) in net assets from operations	258,774	323,171	219,215	274,612	80,045	105,244
Contract Transactions:
Payments received from contract owners	21,177	22,374	28,134	28,452	9,134	9,710
Transfers between sub-accounts and the fixed account, net	(10,004)	31,463	(44,468)	4,426	(14,654)	(13,718)
Contract benefits	(11,960)	(12,466)	(4,922)	(5,313)	(3,803)	(3,037)
Contract terminations	(87,592)	(127,080)	(47,609)	(48,030)	(16,073)	(14,618)
Contract maintenance charges	(9)	(9)	(8)	(9)	(5)	(5)
Other transfers (to) from FILI, net	156	(359)	(347)	(184)	8	10
Net increase (decrease) in net assets from contract transactions	(88,232)	(86,077)	(69,220)	(20,658)	(25,393)	(21,658)
Total increase (decrease) in net assets	170,542	237,094	149,995	253,954	54,652	83,586
Net Assets:
Beginning of period	1,918,757	1,681,663	1,492,735	1,238,781	500,764	417,178
End of period	$2,089,299	$1,918,757	$1,642,730	$1,492,735	$555,416	$500,764

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$187	$208	$3,102	$3,231	$(5)	$61	$158	$432
Net realized gain (loss) on investments	649	651	7,488	7,129	(433)	568	(1,606)	1,949
Unrealized appreciation (depreciation)	929	3,730	8,908	38,376	1,829	412	7,889	2,027
Net increase (decrease) in net assets from operations	1,765	4,589	19,498	48,736	1,391	1,041	6,441	4,408
Contract Transactions:
Payments received from contract owners	76	69	2,752	3,417	4	13	215	214
Transfers between sub-accounts and the fixed account, net	(2,226)	1,180	(19,885)	8,151	65	(1,229)	6,073	(8,125)
Contract benefits	(429)	(501)	(37)	(41)	(179)	(141)	(60)	(76)
Contract terminations	(283)	(516)	(4,513)	(8,400)	(212)	(272)	(593)	(1,118)
Contract maintenance charges	(3)	(3)	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	(52)	(12)	6	1	5	(132)	1	—
Net increase (decrease) in net assets from contract transactions	(2,917)	217	(21,677)	3,128	(320)	(1,764)	5,636	(9,105)
Total increase (decrease) in net assets	(1,152)	4,806	(2,179)	51,864	1,071	(723)	12,077	(4,697)
Net Assets:
Beginning of period	19,903	15,097	208,494	156,630	8,250	8,973	32,153	36,850
End of period	$18,751	$19,903	$206,315	$208,494	$9,321	$8,250	$44,230	$32,153
(In thousands)	Subaccounts Investing In:
	VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets		VIP – Emerging Markets Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(77)	$(59)	$(123)	$(75)	$7	$71	$586	$1,108
Net realized gain (loss) on investments	451	652	2,858	4,606	1,285	82	10,216	1,332
Unrealized appreciation (depreciation)	2,449	1,129	18,345	8,738	1,734	2,305	15,008	18,395
Net increase (decrease) in net assets from operations	2,823	1,722	21,080	13,269	3,026	2,458	25,810	20,835
Contract Transactions:
Payments received from contract owners	45	13	1,949	1,111	10	5	1,098	995
Transfers between sub-accounts and the fixed account, net	595	2,498	6,163	17,550	2,873	(726)	14,827	172
Contract benefits	(234)	(156)	—	(41)	(95)	(128)	(55)	(433)
Contract terminations	(155)	(169)	(1,773)	(1,859)	(701)	(309)	(1,949)	(7,419)
Contract maintenance charges	(2)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from FILI, net	46	(10)	(2)	(10)	8	11	5	(1)
Net increase (decrease) in net assets from contract transactions	295	2,175	6,337	16,751	2,093	(1,149)	13,926	(6,686)
Total increase (decrease) in net assets	3,118	3,897	27,417	30,020	5,119	1,309	39,736	14,149
Net Assets:
Beginning of period	8,807	4,910	65,765	35,745	10,304	8,995	88,074	73,925
End of period	$11,925	$8,807	$93,182	$65,765	$15,423	$10,304	$127,810	$88,074

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$284	$505	$6,838	$10,913	$3,292	$3,393	$2,498	$1,838
Net realized gain (loss) on investments	(517)	4	(9,175)	5	9,873	1,827	5,850	2,364
Unrealized appreciation (depreciation)	(52)	386	(1,384)	7,468	6,677	2,802	29,358	24,084
Net increase (decrease) in net assets from operations	(285)	895	(3,721)	18,386	19,842	8,022	37,706	28,286
Contract Transactions:
Payments received from contract owners	—	21	2,161	5,034	19,300	13,580	6,739	5,951
Transfers between sub-accounts and the fixed account, net	(3,855)	(733)	(69,498)	(11,412)	209,955	141,314	40,136	55,498
Contract benefits	(96)	(113)	(66)	(42)	(1,335)	(67)	(66)	(191)
Contract terminations	(470)	(322)	(6,225)	(11,831)	(14,770)	(5,814)	(4,920)	(3,411)
Contract maintenance charges	(1)	(2)	—	—	(4)	(1)	(1)	(1)
Other transfers (to) from FILI, net	(22)	(6)	1	(1)	(5)	17	11	(3)
Net increase (decrease) in net assets from contract transactions	(4,444)	(1,155)	(73,627)	(18,252)	213,141	149,029	41,899	57,843
Total increase (decrease) in net assets	(4,729)	(260)	(77,348)	134	232,983	157,051	79,605	86,129
Net Assets:
Beginning of period	11,497	11,757	221,744	221,610	216,927	59,876	157,128	70,999
End of period	$6,768	$11,497	$144,396	$221,744	$449,910	$216,927	$236,733	$157,128
(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$650	$601	$1,788	$1,854	$504	$367	$4,305	$5,906
Net realized gain (loss) on investments	898	1,272	2,004	757	(1,222)	2,638	(3,203)	(830)
Unrealized appreciation (depreciation)	6,529	7,360	11,944	9,988	7,809	7,502	2,556	10,064
Net increase (decrease) in net assets from operations	8,077	9,233	15,736	12,599	7,091	10,507	3,658	15,140
Contract Transactions:
Payments received from contract owners	2,722	1,989	3,542	2,574	233	270	342	643
Transfers between sub-accounts and the fixed account, net	(300)	27,663	30,637	47,986	(4,328)	(3,338)	(15,219)	(4,007)
Contract benefits	(137)	(57)	(486)	(26)	(883)	(578)	(312)	(383)
Contract terminations	(981)	(427)	(1,897)	(944)	(1,116)	(1,194)	(2,849)	(4,274)
Contract maintenance charges	—	—	—	—	(4)	(5)	(2)	(3)
Other transfers (to) from FILI, net	—	24	16	4	(120)	(10)	(39)	(11)
Net increase (decrease) in net assets from contract transactions	1,304	29,192	31,812	49,594	(6,218)	(4,855)	(18,079)	(8,035)
Total increase (decrease) in net assets	9,381	38,425	47,548	62,193	873	5,652	(14,421)	7,105
Net Assets:
Beginning of period	63,253	24,828	102,195	40,002	64,367	58,715	118,425	111,320
End of period	$72,634	$63,253	$149,743	$102,195	$65,240	$64,367	$104,004	$118,425
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery		WFF – VT Opportunity
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$262	$369	$181	$215	$(278)	$(245)	$(76)	$(107)
Net realized gain (loss) on investments	1,429	668	262	2,127	3,278	3,136	1,496	2,265
Unrealized appreciation (depreciation)	703	3,077	1,808	2,598	14,266	6,099	2,276	2,975
Net increase (decrease) in net assets from operations	2,394	4,114	2,251	4,940	17,266	8,990	3,696	5,133
Contract Transactions:
Payments received from contract owners	52	251	45	47	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(1,102)	(1,175)	(2,213)	(2,451)	(1,281)	(896)	(1,081)	(635)
Contract benefits	(325)	(376)	(178)	(265)	(610)	(666)	(371)	(334)
Contract terminations	(515)	(683)	(584)	(570)	(1,247)	(1,058)	(375)	(530)
Contract maintenance charges	(1)	(1)	(1)	(1)	(7)	(7)	(2)	(3)
Other transfers (to) from FILI, net	(131)	30	(1)	2	(217)	(61)	(26)	5
Net increase (decrease) in net assets from contract transactions	(2,022)	(1,954)	(2,932)	(3,238)	(3,362)	(2,688)	(1,855)	(1,497)
Total increase (decrease) in net assets	372	2,160	(681)	1,702	13,904	6,302	1,841	3,636
Net Assets:
Beginning of period	26,912	24,752	22,977	21,275	30,664	24,362	20,936	17,300
End of period	$27,284	$26,912	$22,296	$22,977	$44,568	$30,664	$22,777	$20,936
(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$1,832	$596	$660	$543	$3,774	$9,436	$2,229	$2,452
Net realized gain (loss) on investments	(5,670)	(2,281)	47	(559)	158	(507)	(372)	(2,145)
Unrealized appreciation (depreciation)	(770)	17,455	(502)	1,428	6,709	4,854	17,647	13,177
Net increase (decrease) in net assets from operations	(4,608)	15,770	205	1,412	10,641	13,783	19,504	13,484
Contract Transactions:
Payments received from contract owners	263	265	77	69	8,085	2,950	2,510	1,202
Transfers between sub-accounts and the fixed account, net	(14,915)	(11,218)	804	(2,291)	72,977	5,304	24,479	(9,709)
Contract benefits	(107)	(217)	(2)	(7)	(963)	(791)	(181)	(440)
Contract terminations	(2,133)	(2,884)	(262)	(640)	(22,769)	(22,635)	(5,577)	(7,498)
Contract maintenance charges	(1)	(2)	—	—	(4)	(3)	(2)	(2)
Other transfers (to) from FILI, net	6	(61)	(1)	—	(25)	(39)	(61)	24
Net increase (decrease) in net assets from contract transactions	(16,887)	(14,117)	616	(2,869)	57,301	(15,214)	21,168	(16,423)
Total increase (decrease) in net assets	(21,495)	1,653	821	(1,457)	67,942	(1,431)	40,672	(2,939)
Net Assets:
Beginning of period	95,179	93,526	12,157	13,614	375,004	376,435	168,297	171,236
End of period	$73,684	$95,179	$12,978	$12,157	$442,946	$375,004	$208,969	$168,297

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$10,727	$14,686	$1,563	$1,555	$5,876	$6,267	$3,107	$1,340
Net realized gain (loss) on investments	7,633	54	8,379	5,837	(2,070)	(704)	218	81
Unrealized appreciation (depreciation)	26,256	25,883	20,368	20,015	(8,153)	(3,998)	(916)	994
Net increase (decrease) in net assets from operations	44,616	40,623	30,310	27,407	(4,347)	1,565	2,409	2,415
Contract Transactions:
Payments received from contract owners	8,344	12,548	832	992	294	706	3,192	948
Transfers between sub-accounts and the fixed account, net	(148)	11,922	(12,867)	(16,332)	(13,301)	(5,210)	50,335	9,134
Contract benefits	(1,014)	(928)	(132)	(137)	(174)	(71)	(809)	(50)
Contract terminations	(24,684)	(26,906)	(4,070)	(5,091)	(1,815)	(4,553)	(5,318)	(4,234)
Contract maintenance charges	(3)	(3)	(1)	(2)	(1)	(1)	(1)	—
Other transfers (to) from FILI, net	(9)	30	17	23	(11)	10	25	8
Net increase (decrease) in net assets from contract transactions	(17,514)	(3,337)	(16,221)	(20,547)	(15,008)	(9,119)	47,424	5,806
Total increase (decrease) in net assets	27,102	37,286	14,089	6,860	(19,355)	(7,554)	49,833	8,221
Net Assets:
Beginning of period	545,597	508,311	172,758	165,898	83,533	91,087	55,404	47,183
End of period	$572,699	$545,597	$186,847	$172,758	$64,178	$83,533	$105,237	$55,404

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI") on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

As of December 31, 2020, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $78,669,000 and 1,322,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2020 or 2019. The Account had no Level 3 activity during 2020 and 2019.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2020 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2020 were 0.045% to 0.780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2020:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$169,443	$137,553
VIP - Government Money Market Investor Class	1,159,573	1,041,207
VIP - High Income	6,681	13,230
VIP - High Income Investor Class	107,360	125,865
VIP - Equity Income	24,821	43,505
VIP - Equity Income Investor Class	62,405	54,303
VIP - Growth	59,588	57,040
VIP - Growth Investor Class	161,267	96,830
VIP - Overseas	1,287	9,235
VIP - Overseas, Investor Class	19,829	39,931
VIP - Investment Grade Bond	32,535	22,726
VIP - Investment Grade Bond Investor Class	301,216	137,615
VIP - Asset Manager	8,217	20,930
VIP - Asset Manager Investor Class	35,798	34,307
VIP - Index 500	352,951	504,234
VIP - Asset Manager Growth	2,284	7,243
VIP - Asset Manager Growth Investor Class	13,492	17,959
VIP - Contrafund	13,109	113,412
VIP - Contrafund Investor Class	158,833	235,842
VIP - Balanced	13,856	21,661
VIP - Balanced Investor Class	322,329	350,897
VIP - Dynamic Capital Appreciation	2,001	4,341

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Dynamic Cap App Investor Class	$22,351	$24,317
VIP - Growth & Income	10,086	15,032
VIP - Growth & Income Investor Class	35,077	45,446
VIP - Growth Opportunities	59,661	56,225
VIP - Growth Opportunities Investor Class	361,927	193,697
VIP - Mid Cap	4,070	39,757
VIP - Mid Cap Investor Class	42,092	101,707
VIP - Value Strategies	8,072	4,591
VIP - Value Strategies Investor Class	59,855	21,255
VIP - Utilities	4,395	13,872
VIP - Utilities Investor Class	36,369	80,764
VIP - Technology	67,158	65,485
VIP - Technology Investor Class	363,685	246,504
VIP - Energy	4,418	6,561
VIP - Energy Investor Class	38,612	22,125
VIP - Health Care	21,702	24,891
VIP - Heath Care Investor Class	177,230	120,040
VIP - Financial Services	6,636	8,219
VIP - Financial Services Investor Class	41,464	41,232
VIP - Industrials	3,689	7,184
VIP - Industrials Investor Class	33,178	37,343
VIP - Consumer Discretionary	2,515	6,577
VIP - Consumer Discretionary Investor Class	55,841	50,984
VIP - Real Estate	3,018	6,856
VIP - Real Estate Investor Class	24,515	40,221
VIP - Strategic Income	5,219	12,049
VIP - Strategic Income Investor Class	93,383	132,519
VIP - International Capital Appreciation	5,745	5,425
VIP - International Capital Appreciation Investor Class	59,567	53,772
VIP - Value	2,822	3,911
VIP - Value Investor Class	29,197	35,831
VIP - Freedom Income	2,694	1,986
VIP - Freedom Income Investor Class	32,376	25,881
VIP - Freedom 2005	1,550	1,482
VIP - Freedom 2005 Investor Class	11,774	9,589
VIP - Freedom 2010	1,622	1,554
VIP - Freedom 2010 Investor Class	16,647	11,923
VIP - Freedom 2015	2,492	3,617
VIP - Freedom 2015 Investor Class	17,149	17,577
VIP - Freedom 2020	4,876	5,440
VIP - Freedom 2020 Investor Class	36,379	41,260
VIP - Freedom 2025	3,451	2,481
VIP - Freedom 2025 Investor Class	49,444	37,502
VIP - Freedom 2030	3,491	2,871
VIP - Freedom 2030 Investor Class	56,029	37,026
VIP - Freedom Lifetime Income I	704	1,335
VIP - Freedom Lifetime Income II	2,373	3,760
VIP - Freedom Lifetime Income III	1,976	2,520
VIP - Disciplined Small Cap	3,067	6,089
VIP - Disciplined Small Cap Investor Class	31,601	37,497
VIP - Funds Manager 20%	157,827	92,912
VIP - Funds Manager 50%	198,431	201,526
VIP - Funds Manager 60%	190,751	223,187
VIP - Funds Manager 70%	171,348	194,587
VIP - Funds Manager 85%	73,018	79,454
VIP - Consumer Staples	2,570	4,562
VIP - Consumer Staples Investor Class	40,944	51,918

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Materials	$2,253	$2,594
VIP - Materials Investor Class	18,359	12,565
VIP - Telecommunications	4,285	3,967
VIP - Telecommunications Investor Class	34,067	27,020
VIP - Emerging Markets	7,868	4,490
VIP - Emerging Markets Investor Class	47,802	22,917
VIP - Floating Rate High Income	2,272	6,431
VIP - Floating Rate High Income Investor Class	30,830	97,619
VIP - Bond Index	316,283	98,646
VIP - Total Market Index	95,698	51,066
VIP - Extended Market Index	34,749	32,791
VIP - International Index	55,039	21,419
VIF - Emerging Market Equity	9,121	13,890
VIF - Emerging Market Debt	9,430	23,226
VIF - Global Strategist	4,101	3,964
Invesco - V.I. global Core Equity	1,576	4,331
WFF - VT Discovery	2,974	3,652
WFF - VT opportunity	1,617	2,068
Lazard - Retirement Emerging Markets	6,690	21,743
PVIT - Commodity Real Return	6,621	5,344
PVIT - Low Duration	156,697	95,622
PVIT - Real Return	62,494	39,097
PVIT - Total Return	88,393	88,811
BlackRock - Global Allocation	26,419	32,281
FTVIP - Templeton Global Bond	11,166	20,297
FTVIP - Franklin U.S. Gov't Securitiess	101,651	51,122

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2020:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	265,535	$265,535	$1.00
VIP - Government Money Market Investor Class	1,813,263	1,813,263	1.00
VIP - High Income	13,547	167,601	5.31
VIP - High Income Investor Class	70,335	420,183	5.27
VIP - Equity Income	15,442	390,401	23.90
VIP - Equity Income Investor Class	15,251	372,037	23.74
VIP - Growth	6,602	400,967	103.00
VIP - Growth Investor Class	6,586	479,670	102.38
VIP - Overseas	3,037	77,713	26.52
VIP - Overseas, Class R Investor Class	8,541	197,267	26.42
VIP - Investment Grade Bond	13,560	184,256	14.09
VIP - Investment Grade Bond Investor Class	70,227	938,085	14.03
VIP - Asset Manager	12,286	207,783	17.04
VIP - Asset Manager Investor Class	13,380	217,754	16.91
VIP - Index 500	9,771	2,367,299	371.59
VIP - Asset Manager Growth	3,221	56,901	22.00
VIP - Asset Manager Growth Investor Class	5,559	107,554	21.85
VIP - Contrafund	22,756	731,471	48.17
VIP - Contrafund Investor Class	38,701	1,353,795	47.83
VIP - Balanced	8,246	144,131	23.29
VIP - Balanced Investor Class	148,162	2,584,638	23.08
VIP - Dynamic Capital Appreciation	1,379	18,771	17.36
VIP - Dynamic Capital Appreciation Investor Class	8,458	117,134	17.32
VIP - Growth & Income	5,085	97,886	22.36

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth & Income Investor Class	8,560	$179,076	$22.25
VIP - Growth Opportunities	3,381	155,971	77.54
VIP - Growth Opportunities Investor Class	15,002	722,938	76.94
VIP - Mid Cap	7,249	249,044	38.72
VIP - Mid Cap Investor Class	13,696	487,638	38.44
VIP - Value Strategies	2,731	38,525	13.55
VIP - Value Strategies Investor Class	8,650	122,201	13.44
VIP - Utilities	1,375	25,032	18.04
VIP - Utilities Investor Class	7,735	137,901	17.91
VIP - Technology	8,021	155,590	30.99
VIP - Technology Investor Class	41,104	797,881	30.51
VIP - Energy	1,425	38,818	10.41
VIP - Energy Investor Class	6,377	133,270	10.39
VIP - Health Care	3,795	112,939	38.41
VIP - Heath Care Investor Class	22,195	665,159	38.04
VIP - Financial Services	1,433	19,978	12.38
VIP - Financial Services Investor Class	8,807	116,648	12.31
VIP - Industrials	1,183	25,984	23.29
VIP - Industrials Investor Class	5,240	116,491	23.10
VIP - Consumer Discretionary	745	17,613	34.37
VIP - Consumer Discretionary Investor Class	6,266	156,582	34.24
VIP - Real Estate	1,437	35,368	17.43
VIP - Real Estate Investor Class	7,860	166,056	17.32
VIP - Strategic Income	4,750	56,151	11.81
VIP - Strategic Income Investor Class	74,716	879,313	11.77
VIP - International Capital Appreciation, Class R	1,073	19,038	23.04
VIP - International Capital Appreciation Investor Class	14,994	257,001	22.85
VIP - Value	1,062	16,945	15.95
VIP - Value Investor Class	8,229	129,996	15.92
VIP - Freedom Income	976	11,291	12.74
VIP - Freedom Income Investor Class	7,323	85,741	12.68
VIP - Freedom 2005	660	8,139	13.63
VIP - Freedom 2005 Investor Class	2,594	31,112	12.97
VIP - Freedom 2010	734	9,425	14.28
VIP - Freedom 2010 Investor Class	5,131	63,507	13.73
VIP - Freedom 2015	1,662	21,311	14.12
VIP - Freedom 2015 Investor Class	7,639	93,167	13.73
VIP - Freedom 2020	1,786	23,986	15.03
VIP - Freedom 2020 Investor Class	14,858	186,146	14.36
VIP - Freedom 2025	1,214	17,475	16.84
VIP - Freedom 2025 Investor Class	16,766	222,545	15.74
VIP - Freedom 2030	1,366	19,379	16.83
VIP - Freedom 2030 Investor Class	19,457	254,820	15.70
VIP - Freedom Lifetime Income I	904	10,059	12.11
VIP - Freedom Lifetime Income II	2,396	28,777	13.83
VIP - Freedom Lifetime Income III	2,217	27,036	14.72
VIP - Disciplined Small Cap	1,176	19,274	17.27
VIP - Disciplined Small Cap Investor Class	13,612	216,525	17.18
VIP - Funds Manager 20%	72,173	819,765	11.89
VIP - Funds Manager 50%	128,922	1,565,894	13.56
VIP - Funds Manager 60%	184,075	2,028,153	11.35
VIP - Funds Manager 70%	118,175	1,454,286	13.90
VIP - Funds Manager 85%	40,070	503,178	13.86
VIP - Consumer Staples	946	17,925	19.84
VIP - Consumer Staples Investor Class	10,446	194,709	19.75

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Materials	657	$9,953	$14.17
VIP - Materials Investor Class	3,124	46,769	14.16
VIP - Telecommunications	685	9,369	17.39
VIP - Telecommunications Investor Class	5,408	72,989	17.23
VIP - Emerging Markets	1,045	13,380	14.75
VIP - Emerging Markets Investor Class	8,706	109,442	14.68
VIP - Floating Rate High Income	700	7,071	9.66
VIP - Floating Rate High Income Investor Class	14,948	150,570	9.66
VIP - Bond Index	39,642	440,343	11.35
VIP - Total Market Index	16,825	192,218	14.07
VIP - Extended Market Index	5,801	63,492	12.52
VIP - International Index	13,675	132,778	10.95
VIF - Emerging Market Equity	3,681	80,901	17.73
VIF - Emerging Market Debt	13,436	123,856	7.74
VIF - Global Strategist	2,487	33,410	10.99
Invesco - V.I. global Core Equity	1,940	18,824	11.49
WFF - VT Discovery	915	29,643	48.73
WFF - VT opportunity	768	21,263	29.63
Lazard - Retirement Emerging Markets	3,524	89,773	20.91
PVIT - Commodity Real Return	2,145	25,843	6.05
PVIT - Low Duration	42,673	453,205	10.38
PVIT - Real Return	15,012	217,375	13.92
PVIT - Total Return	49,413	569,807	11.59
BlackRock - Global Allocation V.I.	9,626	170,598	19.41
FTVIP - Templeton Global Bond	4,644	90,618	13.82
FTVIP - Franklin U.S. Gov't Securities	8,711	110,277	12.08

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Government Money Market
Units Issued	14,197	6,679	392	108
Units Redeemed	(12,636)	(7,170)	(387)	(329)
Net Increase (Decrease)	1,561	(491)	5	(221)
VIP - High Income
Units Issued	87	139	5	26
Units Redeemed	(218)	(189)	(43)	(53)
Net Increase (Decrease)	(131)	(50)	(38)	(27)
VIP - Equity-Income
Units Issued	71	79	5	3
Units Redeemed	(323)	(345)	(63)	(54)
Net Increase (Decrease)	(252)	(266)	(58)	(51)
VIP - Growth
Units Issued	82	77	5	6
Units Redeemed	(268)	(305)	(33)	(45)
Net Increase (Decrease)	(186)	(228)	(28)	(39)
VIP - Overseas
Units Issued	26	24	—	1
Units Redeemed	(149)	(180)	(20)	(17)
Net Increase (Decrease)	(123)	(156)	(20)	(16)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Investment Grade Bond
Units Issued	866	336	45	14
Units Redeemed	(648)	(491)	(122)	(129)
Net Increase (Decrease)	218	(155)	(77)	(115)
VIP - Asset Manager
Units Issued	71	40	3	2
Units Redeemed	(261)	(272)	(64)	(66)
Net Increase (Decrease)	(190)	(232)	(61)	(64)
VIP - Index 500
Units Issued	544	391	20	21
Units Redeemed	(1,166)	(738)	(114)	(91)
Net Increase (Decrease)	(622)	(347)	(94)	(70)
VIP - Asset Manager: Growth
Units Issued	21	8	—	1
Units Redeemed	(118)	(116)	(37)	(33)
Net Increase (Decrease)	(97)	(108)	(37)	(32)
VIP - Contrafund
Units Issued	231	176	17	18
Units Redeemed	(928)	(928)	(119)	(112)
Net Increase (Decrease)	(697)	(752)	(102)	(94)
VIP - Balanced
Units Issued	347	324	12	28
Units Redeemed	(527)	(430)	(124)	(141)
Net Increase (Decrease)	(180)	(106)	(112)	(113)
VIP - Dynamic Capital Appreciation
Units Issued	41	33	7	4
Units Redeemed	(98)	(112)	(16)	(14)
Net Increase (Decrease)	(57)	(79)	(9)	(10)
VIP - Growth & Income
Units Issued	93	53	2	12
Units Redeemed	(302)	(278)	(74)	(67)
Net Increase (Decrease)	(209)	(225)	(72)	(55)
VIP - Growth Opportunities
Units Issued	1,068	1,227	49	134
Units Redeemed	(1,189)	(726)	(102)	(104)
Net Increase (Decrease)	(121)	501	(53)	30
VIP - Mid Cap
Units Issued	108	97	15	5
Units Redeemed	(751)	(799)	(136)	(158)
Net Increase (Decrease)	(643)	(702)	(121)	(153)
VIP - Value Strategies
Units Issued	205	58	27	7
Units Redeemed	(164)	(181)	(34)	(41)
Net Increase (Decrease)	41	(123)	(7)	(34)
VIP - Utilities
Units Issued	145	428	16	99
Units Redeemed	(449)	(608)	(68)	(102)
Net Increase (Decrease)	(304)	(180)	(52)	(3)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Technology
Units Issued	1,571	643	78	65
Units Redeemed	(1,569)	(834)	(87)	(80)
Net Increase (Decrease)	2	(191)	(9)	(15)
VIP - Energy
Units Issued	366	171	28	39
Units Redeemed	(494)	(287)	(67)	(76)
Net Increase (Decrease)	(128)	(116)	(39)	(37)
VIP - Health Care
Units Issued	359	203	49	32
Units Redeemed	(490)	(645)	(72)	(86)
Net Increase (Decrease)	(131)	(442)	(23)	(54)
VIP - Financial Services
Units Issued	359	158	20	41
Units Redeemed	(542)	(476)	(72)	(69)
Net Increase (Decrease)	(183)	(318)	(52)	(28)
VIP - Industrials
Units Issued	49	52	8	20
Units Redeemed	(139)	(151)	(31)	(28)
Net Increase (Decrease)	(90)	(99)	(23)	(8)
VIP - Consumer Discretionary
Units Issued	77	77	11	18
Units Redeemed	(168)	(197)	(26)	(39)
Net Increase (Decrease)	(91)	(120)	(15)	(21)
VIP - Real Estate
Units Issued	54	129	3	18
Units Redeemed	(191)	(165)	(22)	(29)
Net Increase (Decrease)	(137)	(36)	(19)	(11)
VIP - Strategic Income
Units Issued	238	279	4	27
Units Redeemed	(589)	(510)	(65)	(89)
Net Increase (Decrease)	(351)	(231)	(61)	(62)
VIP - International Capital Appreciation
Units Issued	212	148	27	20
Units Redeemed	(251)	(183)	(23)	(22)
Net Increase (Decrease)	(39)	(35)	4	(2)
VIP - Value
Units Issued	123	60	6	11
Units Redeemed	(181)	(136)	(29)	(15)
Net Increase (Decrease)	(58)	(76)	(23)	(4)
VIP - Freedom Income
Units Issued	150	67	—	—
Units Redeemed	(123)	(131)	—	—
Net Increase (Decrease)	27	(64)	—	—
VIP - Freedom 2005
Units Issued	67	23	—	—
Units Redeemed	(77)	(28)	—	—
Net Increase (Decrease)	(10)	(5)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Freedom 2010
Units Issued	47	71	—	—
Units Redeemed	(70)	(114)	—	—
Net Increase (Decrease)	(23)	(43)	—	—
VIP - Freedom 2015
Units Issued	49	53	—	—
Units Redeemed	(163)	(145)	—	—
Net Increase (Decrease)	(114)	(92)	—	—
VIP - Freedom 2020
Units Issued	192	177	—	—
Units Redeemed	(293)	(158)	—	—
Net Increase (Decrease)	(101)	19	—	—
VIP - Freedom 2025
Units Issued	110	184	—	—
Units Redeemed	(109)	(308)	—	—
Net Increase (Decrease)	1	(124)	—	—
VIP - Freedom 2030
Units Issued	109	90	—	—
Units Redeemed	(139)	(163)	—	—
Net Increase (Decrease)	(30)	(73)	—	—
VIP - Disciplined Small Cap
Units Issued	160	170	17	26
Units Redeemed	(311)	(432)	(40)	(68)
Net Increase (Decrease)	(151)	(262)	(23)	(42)
VIP - FundsManager 20% Investor Class
Units Issued	463	309	48	28
Units Redeemed	(692)	(458)	(81)	(88)
Net Increase (Decrease)	(229)	(149)	(33)	(60)
VIP - FundsManager 50% Investor Class
Units Issued	376	253	22	3
Units Redeemed	(861)	(695)	(264)	(327)
Net Increase (Decrease)	(485)	(442)	(242)	(324)
VIP - FundsManager 60% Investor Class
Units Issued	134	97	15	31
Units Redeemed	(240)	(209)	(153)	(139)
Net Increase (Decrease)	(106)	(112)	(138)	(108)
VIP - FundsManager 70% Investor Class
Units Issued	133	106	8	8
Units Redeemed	(453)	(427)	(175)	(189)
Net Increase (Decrease)	(320)	(321)	(167)	(181)
VIP - FundsManager 85% Investor Class
Units Issued	51	60	—	2
Units Redeemed	(211)	(238)	(94)	(85)
Net Increase (Decrease)	(160)	(178)	(94)	(83)
VIP - Consumer Staples
Units Issued	73	141	16	27
Units Redeemed	(170)	(132)	(26)	(31)
Net Increase (Decrease)	(97)	9	(10)	(4)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Materials
Units Issued	127	30	17	7
Units Redeemed	(150)	(119)	(22)	(16)
Net Increase (Decrease)	(23)	(89)	(5)	(9)
VIP - Communication Services
Units Issued	202	338	42	92
Units Redeemed	(182)	(244)	(59)	(67)
Net Increase (Decrease)	20	94	(17)	25
VIP - Emerging Markets
Units Issued	552	261	40	27
Units Redeemed	(433)	(325)	(27)	(71)
Net Increase (Decrease)	119	(64)	13	(44)
VIP - Floating Rate High Income
Units Issued	218	227	3	7
Units Redeemed	(611)	(322)	(26)	(14)
Net Increase (Decrease)	(393)	(95)	(23)	(7)
VIP - Bond Index
Units Issued	2,565	1,131	177	68
Units Redeemed	(1,385)	(419)	(163)	(64)
Net Increase (Decrease)	1,180	712	14	4
VIP - Total Market Index
Units Issued	410	579	22	38
Units Redeemed	(294)	(223)	(20)	(90)
Net Increase (Decrease)	116	356	2	(52)
VIF - Extended Market Index
Units Issued	230	362	7	86
Units Redeemed	(316)	(146)	(85)	(11)
Net Increase (Decrease)	(86)	216	(78)	75
VIF - International Index
Units Issued	344	194	9	15
Units Redeemed	(104)	(48)	(6)	(6)
Net Increase (Decrease)	240	146	3	9
VIF - Emerging Markets Equity
Units Issued	53	55	—	2
Units Redeemed	(130)	(146)	(13)	(15)
Net Increase (Decrease)	(77)	(91)	(13)	(13)
VIF - Emerging Markets Debt
Units Issued	19	19	—	3
Units Redeemed	(51)	(46)	(9)	(6)
Net Increase (Decrease)	(32)	(27)	(9)	(3)
VIF - Global Strategist
Units Issued	3	8	—	—
Units Redeemed	(34)	(42)	(19)	(17)
Net Increase (Decrease)	(31)	(34)	(19)	(17)
Invesco - V.I. Global Core Equity
Units Issued	7	7	—	—
Units Redeemed	(30)	(36)	(8)	(8)
Net Increase (Decrease)	(23)	(29)	(8)	(8)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
WFF - VT Discovery
Units Issued	3	1	—	—
Units Redeemed	(42)	(41)	(11)	(8)
Net Increase (Decrease)	(39)	(40)	(11)	(8)
WFF - VT Opportunity
Units Issued	2	3	—	—
Units Redeemed	(31)	(27)	(5)	(5)
Net Increase (Decrease)	(29)	(24)	(5)	(5)
Lazard - Retirement Emerging Markets
Units Issued	20	35	—	6
Units Redeemed	(168)	(163)	(5)	(9)
Net Increase (Decrease)	(148)	(128)	(5)	(3)
PVIT - Commodity Real Return
Units Issued	—	—	1	—
Units Redeemed	—	—	(1)	(8)
Net Increase (Decrease)	—	—	—	(8)
PVIT - Low Duration
Units Issued	1,690	423	27	13
Units Redeemed	(1,178)	(502)	(34)	(34)
Net Increase (Decrease)	512	(79)	(7)	(21)
PVIT - Real Return
Units Issued	216	37	16	8
Units Redeemed	(159)	(254)	(20)	(14)
Net Increase (Decrease)	57	(217)	(4)	(6)
PVIT - Total Return
Units Issued	364	234	16	11
Units Redeemed	(340)	(297)	(26)	(11)
Net Increase (Decrease)	24	(63)	(10)	—
Blackrock - Global Allocation V.I.
Units Issued	24	18	4	—
Units Redeemed	(71)	(92)	(7)	(9)
Net Increase (Decrease)	(47)	(74)	(3)	(9)
FTVIP - Templeton Global Bond
Units Issued	75	66	2	18
Units Redeemed	(219)	(69)	(29)	(14)
Net Increase (Decrease)	(144)	(3)	(27)	4
FTVIP - Franklin U.S. Gov't Securities
Units Issued	966	167	44	6
Units Redeemed	(459)	(99)	(35)	(27)
Net Increase (Decrease)	507	68	9	(21)
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Government Money Market Investor Class
Units Issued	316,763	205,601	24	41
Units Redeemed	(306,285)	(194,785)	(29)	(35)
Net Increase (Decrease)	10,478	10,816	(5)	6
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - High Income Investor Class
Units Issued	6,604	4,260	—	—
Units Redeemed	(8,360)	(3,535)	—	—
Net Increase (Decrease)	(1,756)	725	—	—
VIP - Equity Income Investor Class
Units Issued	2,668	2,064	—	—
Units Redeemed	(3,230)	(2,612)	—	—
Net Increase (Decrease)	(562)	(548)	—	—
VIP - Growth Investor Class
Units Issued	4,037	2,180	—	—
Units Redeemed	(3,746)	(3,087)	—	—
Net Increase (Decrease)	291	(907)	—	—
VIP - Overseas, Investor Class
Units Issued	1,435	1,011	—	—
Units Redeemed	(2,623)	(2,955)	—	—
Net Increase (Decrease)	(1,188)	(1,944)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	27,924	15,712	—	—
Units Redeemed	(18,863)	(8,787)	—	—
Net Increase (Decrease)	9,061	6,925	—	—
VIP - Asset Manager Investor Class
Units Issued	1,728	1,383	—	—
Units Redeemed	(1,911)	(1,792)	—	—
Net Increase (Decrease)	(183)	(409)	—	—
VIP - Index 500
Units Issued	20,213	16,090	—	—
Units Redeemed	(24,600)	(15,112)	—	—
Net Increase (Decrease)	(4,387)	978	—	—
VIP - Asset Manager: Growth Investor Class
Units Issued	581	448	—	—
Units Redeemed	(906)	(704)	—	—
Net Increase (Decrease)	(325)	(256)	—	—
VIP - Contrafund Investor Class
Units Issued	8,193	4,520	—	—
Units Redeemed	(10,438)	(7,413)	—	—
Net Increase (Decrease)	(2,245)	(2,893)	—	—
VIP - Balanced Investor Class
Units Issued	15,115	12,223	—	—
Units Redeemed	(15,763)	(9,671)	—	—
Net Increase (Decrease)	(648)	2,552	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	692	246	—	—
Units Redeemed	(828)	(700)	—	—
Net Increase (Decrease)	(136)	(454)	—	—
VIP - Growth & Income Investor Class
Units Issued	1,174	902	—	—
Units Redeemed	(2,023)	(1,480)	—	—
Net Increase (Decrease)	(849)	(578)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Growth Opportunities Investor Class
Units Issued	8,680	7,227	—	—
Units Redeemed	(6,997)	(4,195)	—	—
Net Increase (Decrease)	1,683	3,032	—	—
VIP - Mid Cap Investor Class
Units Issued	2,792	1,820	—	—
Units Redeemed	(5,127)	(3,856)	—	—
Net Increase (Decrease)	(2,335)	(2,036)	—	—
VIP - Value Strategies Investor Class
Units Issued	2,331	630	—	—
Units Redeemed	(1,217)	(658)	—	—
Net Increase (Decrease)	1,114	(28)	—	—
VIP - Utilities Investor Class
Units Issued	1,877	3,519	—	—
Units Redeemed	(3,589)	(2,269)	—	—
Net Increase (Decrease)	(1,712)	1,250	—	—
VIP - Technology Investor Class
Units Issued	9,778	4,003	—	—
Units Redeemed	(7,815)	(3,909)	—	—
Net Increase (Decrease)	1,963	94	—	—
VIP - Energy Investor Class
Units Issued	6,178	1,554	—	—
Units Redeemed	(4,095)	(3,194)	—	—
Net Increase (Decrease)	2,083	(1,640)	—	—
VIP - Health Care Investor Class
Units Issued	4,396	2,585	—	—
Units Redeemed	(4,057)	(4,653)	—	—
Net Increase (Decrease)	339	(2,068)	—	—
VIP - Financial Services Investor Class
Units Issued	2,561	1,369	—	—
Units Redeemed	(3,364)	(3,113)	—	—
Net Increase (Decrease)	(803)	(1,744)	—	—
VIP - Industrials Investor Class
Units Issued	1,165	856	—	—
Units Redeemed	(1,576)	(1,364)	—	—
Net Increase (Decrease)	(411)	(508)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	1,954	1,219	—	—
Units Redeemed	(1,992)	(1,861)	—	—
Net Increase (Decrease)	(38)	(642)	—	—
VIP - Real Estate Investor Class
Units Issued	1,160	2,148	—	—
Units Redeemed	(2,255)	(1,840)	—	—
Net Increase (Decrease)	(1,095)	308	—	—
VIP - Strategic Income Investor Class
Units Issued	6,030	5,806	—	—
Units Redeemed	(9,886)	(7,230)	—	—
Net Increase (Decrease)	(3,856)	(1,424)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - International Capital Appreciation, Investor Class
Units Issued	2,998	2,722	—	—
Units Redeemed	(3,327)	(2,768)	—	—
Net Increase (Decrease)	(329)	(46)	—	—
VIP - Value Investor Class
Units Issued	1,346	810	—	—
Units Redeemed	(1,980)	(1,164)	—	—
Net Increase (Decrease)	(634)	(354)	—	—
VIP - Investor Freedom Income Investor Class
Units Issued	2,002	811	—	—
Units Redeemed	(1,760)	(713)	—	—
Net Increase (Decrease)	242	98	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	596	374	—	—
Units Redeemed	(542)	(330)	—	—
Net Increase (Decrease)	54	44	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	676	511	—	—
Units Redeemed	(585)	(442)	—	—
Net Increase (Decrease)	91	69	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	561	398	—	—
Units Redeemed	(851)	(675)	—	—
Net Increase (Decrease)	(290)	(277)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	1,285	1,360	—	—
Units Redeemed	(2,002)	(1,598)	—	—
Net Increase (Decrease)	(717)	(238)	—	—
VIP - Investor Freedom 2025 Investor Class
Units Issued	1,893	1,530	—	—
Units Redeemed	(1,935)	(1,512)	—	—
Net Increase (Decrease)	(42)	18	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	2,087	1,770	—	—
Units Redeemed	(1,954)	(1,184)	—	—
Net Increase (Decrease)	133	586	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	9	1
Units Redeemed	—	—	(65)	(49)
Net Increase (Decrease)	—	—	(56)	(48)
VIP - Freedom Lifetime Income II
Units Issued	—	—	14	21
Units Redeemed	—	—	(157)	(132)
Net Increase (Decrease)	—	—	(143)	(111)
VIP - Freedom Lifetime Income III
Units Issued	—	—	9	49
Units Redeemed	—	—	(97)	(89)
Net Increase (Decrease)	—	—	(88)	(40)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Disciplined Small Cap Investor Class
Units Issued	1,879	1,435	—	—
Units Redeemed	(2,461)	(2,459)	—	—
Net Increase (Decrease)	(582)	(1,024)	—	—
VIP - FundsManager 20% Investor Class
Units Issued	12,816	8,134	39	40
Units Redeemed	(9,118)	(6,942)	(92)	(64)
Net Increase (Decrease)	3,698	1,192	(53)	(24)
VIP - FundsManager 50% Investor Class
Units Issued	10,649	11,205	25	12
Units Redeemed	(12,168)	(9,946)	(500)	(557)
Net Increase (Decrease)	(1,519)	1,259	(475)	(545)
VIP - FundsManager 60% Investor Class
Units Issued	8,688	8,587	32	31
Units Redeemed	(9,401)	(7,851)	(489)	(681)
Net Increase (Decrease)	(713)	736	(457)	(650)
VIP - FundsManager 70% Investor Class
Units Issued	8,300	7,257	19	2
Units Redeemed	(10,977)	(7,595)	(154)	(141)
Net Increase (Decrease)	(2,677)	(338)	(135)	(139)
VIP - FundsManager 85% Investor Class
Units Issued	2,773	2,209	38	8
Units Redeemed	(3,632)	(2,916)	(70)	(67)
Net Increase (Decrease)	(859)	(707)	(32)	(59)
VIP - Consumer Staples Investor Class
Units Issued	1,711	1,888	—	—
Units Redeemed	(2,491)	(1,792)	—	—
Net Increase (Decrease)	(780)	96	—	—
VIP - Materials Investor Class
Units Issued	1,103	267	—	—
Units Redeemed	(859)	(724)	—	—
Net Increase (Decrease)	244	(457)	—	—
VIP - Communication Services Investor Class
Units Issued	1,827	1,984	—	—
Units Redeemed	(1,710)	(1,221)	—	—
Net Increase (Decrease)	117	763	—	—
VIP - Emerging Markets Investor Class
Units Issued	3,335	2,315	—	—
Units Redeemed	(2,670)	(2,810)	—	—
Net Increase (Decrease)	665	(495)	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	2,941	5,933	—	—
Units Redeemed	(9,637)	(7,515)	—	—
Net Increase (Decrease)	(6,696)	(1,582)	—	—
VIP - Bond Index
Units Issued	35,158	17,241	—	—
Units Redeemed	(17,987)	(4,146)	—	—
Net Increase (Decrease)	17,171	13,095	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Total Market Index
Units Issued	10,696	8,039	—	—
Units Redeemed	(7,402)	(2,847)	—	—
Net Increase (Decrease)	3,294	5,192	—	—
VIP - Extended Market Index
Units Issued	3,918	4,285	—	—
Units Redeemed	(3,829)	(1,549)	—	—
Net Increase (Decrease)	89	2,736	—	—
VIP - International Index
Units Issued	6,464	6,726	—	—
Units Redeemed	(3,525)	(1,758)	—	—
Net Increase (Decrease)	2,939	4,968	—	—
VIF - Emerging Markets Equity
Units Issued	542	513	—	—
Units Redeemed	(810)	(672)	—	—
Net Increase (Decrease)	(268)	(159)	—	—
VIF - Emerging Markets Debt
Units Issued	424	621	—	—
Units Redeemed	(1,450)	(1,006)	—	—
Net Increase (Decrease)	(1,026)	(385)	—	—
VIF - Global Strategist
Units Issued	116	68	—	—
Units Redeemed	(192)	(136)	—	—
Net Increase (Decrease)	(76)	(68)	—	—
Invesco - V.I. Global Core Equity
Units Issued	85	71	—	—
Units Redeemed	(232)	(236)	—	—
Net Increase (Decrease)	(147)	(165)	—	—
Lazard - Retirement Emerging Markets
Units Issued	570	524	—	—
Units Redeemed	(1,738)	(1,345)	—	—
Net Increase (Decrease)	(1,168)	(821)	—	—
PVIT - Commodity Real Return
Units Issued	1,302	568	—	—
Units Redeemed	(1,187)	(1,069)	—	—
Net Increase (Decrease)	115	(501)	—	—
PVIT - Low Duration
Units Issued	15,250	5,319	—	—
Units Redeemed	(10,933)	(6,534)	—	—
Net Increase (Decrease)	4,317	(1,215)	—	—
PVIT - Real Return
Units Issued	4,959	1,215	—	—
Units Redeemed	(3,513)	(2,252)	—	—
Net Increase (Decrease)	1,446	(1,037)	—	—
PVIT - Total Return
Units Issued	7,651	6,397	—	—
Units Redeemed	(8,864)	(6,523)	—	—
Net Increase (Decrease)	(1,213)	(126)	—	—

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
Blackrock - Global Allocation V.I.
Units Issued	1,208	493	—	—
Units Redeemed	(2,349)	(1,907)	—	—
Net Increase (Decrease)	(1,141)	(1,414)	—	—
FTVIP - Templeton Global Bond
Units Issued	590	924	—	—
Units Redeemed	(1,787)	(1,725)	—	—
Net Increase (Decrease)	(1,197)	(801)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	9,699	1,883	—	—
Units Redeemed	(5,979)	(1,394)	—	—
Net Increase (Decrease)	3,720	489	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2020	2019
VIP - Government Money Market Investor Class
Units Issued	3,321	1,789
Units Redeemed	(2,859)	(1,815)
Net Increase (Decrease)	462	(26)
VIP - Balanced Investor Class
Units Issued	94	199
Units Redeemed	(3,754)	(5,593)
Net Increase (Decrease)	(3,660)	(5,394)
VIP - FundsManager 60% Investor Class
Units Issued	28	55
Units Redeemed	(3,380)	(4,842)
Net Increase (Decrease)	(3,352)	(4,787)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2020	12,602	$21.11	$20.21	$265,511	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	11,036	$21.22	$20.35	$233,659	0.80%	1.00%	1.99%	1.20%	1.00%
2018	11,748	$20.97	$20.15	$245,586	0.80%	1.00%	1.65%	0.83%	0.63%
2017	9,879	$20.79	$20.03	$204,884	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	11,224	$20.82	$20.09	$233,139	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
VIP - Government Money Market Investor Class
2020	164,894	$10.41	$9.13	$1,813,259	0.10%	1.40%	0.28%	0.21%	(0.95%)
2019	153,959	$10.39	$9.22	$1,694,897	0.10%	1.40%	1.96%	1.89%	0.72%
2018	143,163	$10.20	$9.01	$1,546,389	0.10%	1.40%	1.64%	1.53%	0.20%
2017	101,184	$10.05	$8.99	$1,078,245	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	100,319	$9.99	$9.06	$1,067,744	0.10%	1.40%	0.18%	0.08%	(1.22%)
VIP - High Income
2020	1,187	$61.16	$58.55	$71,886	0.80%	1.00%	4.96%	1.92%	1.72%
2019	1,356	$60.01	$57.56	$80,631	0.80%	1.00%	5.14%	14.18%	13.96%
2018	1,433	$52.55	$50.51	$74,690	0.80%	1.00%	5.44%	(4.06%)	(4.26%)
2017	1,653	$54.78	$52.76	$89,833	0.80%	1.00%	5.18%	6.08%	5.87%
2016	1,885	$51.64	$49.83	$96,548	0.80%	1.00%	5.31%	13.69%	13.46%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2020	18,126	$17.88	$27.99	$370,663	0.10%	0.25%	5.07%	2.64%	2.48%
2019	19,882	$17.42	$27.32	$399,726	0.10%	0.25%	5.24%	14.83%	14.65%
2018	19,157	$15.17	$23.83	$338,017	0.10%	0.25%	5.51%	(3.60%)	(3.74%)
2017	21,313	$15.74	$24.75	$392,092	0.10%	0.25%	5.13%	6.84%	6.68%
2016	22,622	$14.73	$23.20	$391,835	0.10%	0.25%	5.43%	14.52%	14.35%
VIP - Equity-Income
2020	2,624	$141.40	$135.36	$369,212	0.80%	1.00%	1.80%	5.84%	5.62%
2019	2,934	$133.60	$128.15	$389,886	0.80%	1.00%	1.99%	26.42%	26.17%
2018	3,251	$105.67	$101.57	$341,942	0.80%	1.00%	2.21%	(9.03%)	(9.21%)
2017	3,629	$116.16	$111.88	$419,673	0.80%	1.00%	1.68%	11.99%	11.77%
2016	4,020	$103.72	$100.10	$415,164	0.80%	1.00%	2.30%	17.07%	16.84%
VIP - Equity-Income Investor Class
2020	12,577	$30.24	$44.42	$362,054	0.10%	0.25%	1.79%	6.47%	6.31%
2019	13,139	$28.40	$41.79	$355,773	0.10%	0.25%	1.95%	27.22%	27.03%
2018	13,687	$22.32	$32.90	$291,581	0.10%	0.25%	2.17%	(8.47%)	(8.60%)
2017	14,877	$24.39	$35.99	$346,675	0.10%	0.25%	1.63%	12.72%	12.55%
2016	15,793	$21.64	$31.98	$327,035	0.10%	0.25%	2.45%	17.75%	17.57%
VIP - Growth
2020	2,399	$284.50	$272.36	$679,861	0.80%	1.00%	0.07%	42.74%	42.45%
2019	2,613	$199.32	$191.20	$519,163	0.80%	1.00%	0.26%	33.24%	32.97%
2018	2,880	$149.59	$143.79	$429,361	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	3,145	$151.06	$145.49	$473,564	0.80%	1.00%	0.22%	34.06%	33.79%
2016	3,343	$112.68	$108.75	$375,597	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
VIP - Growth Investor Class
2020	11,736	$58.99	$84.64	$674,257	0.10%	0.25%	0.06%	43.64%	43.42%
2019	11,445	$41.07	$59.02	$456,710	0.10%	0.25%	0.18%	34.07%	33.87%
2018	12,352	$30.63	$44.09	$367,819	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	11,613	$30.74	$44.30	$347,823	0.10%	0.25%	0.15%	34.89%	34.69%
2016	9,632	$22.79	$32.89	$213,822	0.10%	0.25%	—	0.61%	0.46%
VIP - Overseas
2020	1,210	$66.80	$63.95	$80,458	0.80%	1.00%	0.44%	14.69%	14.46%
2019	1,353	$58.25	$55.88	$78,553	0.80%	1.00%	1.69%	26.74%	26.49%
2018	1,525	$45.96	$44.17	$69,884	0.80%	1.00%	1.47%	(15.49%)	(15.66%)
2017	1,783	$54.38	$52.38	$96,589	0.80%	1.00%	1.43%	29.25%	28.99%
2016	1,854	$42.08	$40.61	$77,777	0.80%	1.00%	1.38%	(5.82%)	(6.01%)
VIP - Overseas, Investor Class
2020	9,859	$22.50	$30.89	$225,658	0.10%	0.25%	0.36%	15.38%	15.21%
2019	11,047	$19.50	$26.82	$219,800	0.10%	0.25%	1.61%	27.61%	27.42%
2018	12,991	$15.28	$21.05	$202,627	0.10%	0.25%	1.36%	(14.98%)	(15.11%)
2017	15,154	$17.98	$24.79	$279,058	0.10%	0.25%	1.50%	30.05%	29.85%
2016	12,432	$13.82	$19.09	$176,435	0.10%	0.25%	1.38%	(5.24%)	(5.38%)
VIP - Investment Grade Bond
2020	3,816	$50.44	$48.29	$191,178	0.80%	1.00%	2.24%	8.52%	8.30%
2019	3,675	$46.48	$44.59	$169,486	0.80%	1.00%	2.70%	8.79%	8.57%
2018	3,945	$42.73	$41.07	$167,175	0.80%	1.00%	2.42%	(1.33%)	(1.53%)
2017	4,406	$43.31	$41.71	$189,300	0.80%	1.00%	2.35%	3.39%	3.18%
2016	4,910	$41.89	$40.43	$204,106	0.80%	1.00%	2.26%	3.90%	3.69%
VIP - Investment Grade Bond Investor Class
2020	57,498	$15.05	$19.18	$985,291	0.10%	0.25%	2.32%	9.22%	9.06%
2019	48,437	$13.78	$17.59	$767,715	0.10%	0.25%	2.87%	9.56%	9.40%
2018	41,512	$12.58	$16.08	$605,710	0.10%	0.25%	2.36%	(0.67%)	(0.82%)
2017	47,653	$12.66	$16.21	$700,813	0.10%	0.25%	2.46%	4.10%	3.94%
2016	45,315	$12.17	$15.60	$644,812	0.10%	0.25%	2.45%	4.63%	4.47%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2020	2,771	$75.99	$72.74	$209,493	0.80%	1.00%	1.49%	13.95%	13.72%
2019	3,022	$66.68	$63.97	$200,448	0.80%	1.00%	1.75%	17.30%	17.07%
2018	3,318	$56.85	$54.64	$187,592	0.80%	1.00%	1.65%	(6.11%)	(6.30%)
2017	3,659	$60.55	$58.32	$220,350	0.80%	1.00%	1.85%	13.19%	12.97%
2016	4,016	$53.49	$51.62	$213,632	0.80%	1.00%	1.45%	2.25%	2.04%
VIP - Asset Manager Investor Class
2020	9,193	$22.13	$31.02	$226,257	0.10%	0.25%	1.48%	14.65%	14.48%
2019	9,376	$19.30	$27.10	$202,331	0.10%	0.25%	1.73%	18.02%	17.84%
2018	9,785	$16.36	$23.00	$179,408	0.10%	0.25%	1.68%	(5.49%)	(5.63%)
2017	9,760	$17.31	$24.37	$189,009	0.10%	0.25%	1.88%	13.84%	13.67%
2016	9,363	$15.20	$21.44	$161,111	0.10%	0.25%	1.40%	2.91%	2.76%
VIP - Index 500
2020	78,449	$41.70	$114.75	$3,630,663	0.10%	1.00%	1.76%	18.12%	17.05%
2019	83,552	$35.30	$98.03	$3,306,467	0.10%	1.00%	1.99%	31.22%	30.04%
2018	82,991	$26.90	$75.39	$2,532,559	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	83,759	$28.20	$79.73	$2,712,372	0.10%	1.00%	1.83%	21.59%	20.50%
2016	78,091	$23.19	$66.17	$2,127,277	0.10%	1.00%	1.62%	11.75%	10.74%
VIP - Asset Manager: Growth
2020	1,322	$54.00	$51.70	$70,900	0.80%	1.00%	1.11%	16.32%	16.09%
2019	1,456	$46.42	$44.53	$67,088	0.80%	1.00%	1.54%	21.84%	21.60%
2018	1,596	$38.10	$36.62	$60,380	0.80%	1.00%	1.41%	(8.39%)	(8.58%)
2017	1,759	$41.59	$40.06	$72,692	0.80%	1.00%	1.25%	17.78%	17.54%
2016	1,934	$35.31	$34.08	$67,849	0.80%	1.00%	1.37%	1.64%	1.44%
VIP - Asset Manager: Growth Investor Class
2020	4,416	$25.69	$37.15	$121,466	0.10%	0.25%	1.06%	17.08%	16.90%
2019	4,741	$21.95	$31.78	$111,526	0.10%	0.25%	1.50%	22.58%	22.39%
2018	4,997	$17.90	$25.97	$96,219	0.10%	0.25%	1.37%	(7.82%)	(7.96%)
2017	5,117	$19.42	$28.21	$106,975	0.10%	0.25%	1.25%	18.57%	18.39%
2016	5,144	$16.38	$23.83	$91,347	0.10%	0.25%	1.30%	2.25%	2.09%
VIP - Contrafund
2020	7,278	$151.24	$144.79	$1,096,430	0.80%	1.00%	0.25%	29.52%	29.26%
2019	8,077	$116.77	$112.02	$939,288	0.80%	1.00%	0.46%	30.53%	30.26%
2018	8,923	$89.46	$85.99	$795,340	0.80%	1.00%	0.69%	(7.13%)	(7.32%)
2017	9,841	$96.33	$92.78	$944,666	0.80%	1.00%	0.99%	20.90%	20.66%
2016	10,833	$79.68	$76.89	$860,104	0.80%	1.00%	0.79%	7.14%	6.93%
VIP - Contrafund Investor Class
2020	42,973	$41.22	$62.41	$1,851,077	0.10%	0.25%	0.18%	30.35%	30.15%
2019	45,218	$31.62	$47.95	$1,503,490	0.10%	0.25%	0.39%	31.36%	31.16%
2018	48,111	$24.07	$36.56	$1,221,858	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	49,353	$25.77	$39.20	$1,346,901	0.10%	0.25%	0.93%	21.69%	21.50%
2016	51,036	$21.18	$32.26	$1,149,056	0.10%	0.25%	0.77%	7.81%	7.64%
VIP - Balanced
2020	3,966	$48.85	$46.76	$192,127	0.80%	1.00%	1.45%	21.41%	21.16%
2019	4,258	$40.24	$38.60	$169,897	0.80%	1.00%	1.73%	23.51%	23.26%
2018	4,477	$32.58	$31.31	$144,570	0.80%	1.00%	1.44%	(4.99%)	(5.18%)
2017	4,849	$34.29	$33.02	$164,922	0.80%	1.00%	1.45%	15.50%	15.26%
2016	5,071	$29.69	$28.65	$149,344	0.80%	1.00%	1.31%	6.40%	6.19%
VIP - Balanced Investor Class
2020	108,982	$30.48	$41.99	$3,419,574	0.10%	1.40%	1.39%	22.23%	20.64%
2019	113,290	$24.93	$34.81	$2,920,528	0.10%	1.40%	1.69%	24.26%	22.64%
2018	116,132	$20.07	$28.38	$2,407,194	0.10%	1.40%	1.41%	(4.37%)	(5.63%)
2017	117,571	$20.98	$30.08	$2,542,316	0.10%	1.40%	1.42%	16.16%	14.66%
2016	117,471	$18.06	$26.23	$2,176,764	0.10%	1.40%	1.30%	7.07%	5.68%
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation
2020	450	$53.56	$51.73	$23,928	0.80%	1.00%	0.22%	32.54%	32.27%
2019	516	$40.41	$39.11	$20,742	0.80%	1.00%	0.60%	29.04%	28.78%
2018	605	$31.32	$30.37	$18,876	0.80%	1.00%	0.57%	(5.65%)	(5.84%)
2017	674	$33.19	$32.25	$22,264	0.80%	1.00%	0.85%	22.90%	22.65%
2016	845	$27.01	$26.30	$22,745	0.80%	1.00%	0.80%	2.05%	1.85%
VIP - Dynamic Capital Appreciation Investor Class
2020	3,139	$45.10	$71.08	$146,488	0.10%	0.25%	0.16%	33.40%	33.20%
2019	3,275	$33.81	$53.36	$115,114	0.10%	0.25%	0.54%	29.94%	29.74%
2018	3,729	$26.02	$41.13	$101,034	0.10%	0.25%	0.49%	(5.09%)	(5.24%)
2017	3,776	$27.42	$43.40	$108,387	0.10%	0.25%	0.77%	23.62%	23.43%
2016	4,520	$22.18	$35.16	$105,229	0.10%	0.25%	0.75%	2.71%	2.55%
VIP - Growth & Income
2020	2,284	$50.12	$47.98	$113,765	0.80%	1.00%	2.11%	6.98%	6.77%
2019	2,565	$46.85	$44.94	$119,329	0.80%	1.00%	3.57%	29.01%	28.75%
2018	2,845	$36.32	$34.91	$102,639	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	3,235	$40.22	$38.74	$129,319	0.80%	1.00%	1.24%	15.96%	15.73%
2016	3,586	$34.69	$33.47	$123,569	0.80%	1.00%	1.73%	15.15%	14.92%
VIP - Growth & Income Investor Class
2020	5,605	$35.03	$47.69	$190,471	0.10%	0.25%	2.03%	7.65%	7.49%
2019	6,454	$32.54	$44.37	$203,649	0.10%	0.25%	3.51%	29.85%	29.65%
2018	7,032	$25.06	$34.22	$171,312	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	7,947	$27.59	$37.72	$213,340	0.10%	0.25%	1.17%	16.71%	16.53%
2016	8,157	$23.64	$32.37	$188,088	0.10%	0.25%	1.92%	15.85%	15.67%
VIP - Growth Opportunities
2020	3,024	$87.21	$83.49	$262,165	0.80%	1.00%	0.01%	67.31%	66.97%
2019	3,198	$52.13	$50.00	$165,715	0.80%	1.00%	0.16%	39.71%	39.43%
2018	2,667	$37.31	$35.86	$98,882	0.80%	1.00%	0.11%	11.56%	11.33%
2017	2,629	$33.45	$32.21	$87,425	0.80%	1.00%	0.30%	33.44%	33.17%
2016	2,841	$25.06	$24.19	$70,795	0.80%	1.00%	0.30%	(0.47%)	(0.67%)
VIP - Growth Opportunities Investor Class
2020	13,926	$86.33	$142.05	$1,154,274	0.10%	0.25%	0.01%	68.35%	68.10%
2019	12,243	$51.28	$84.50	$599,630	0.10%	0.25%	0.10%	40.57%	40.36%
2018	9,211	$36.48	$60.20	$321,276	0.10%	0.25%	0.10%	12.29%	12.12%
2017	7,258	$32.49	$53.70	$224,576	0.10%	0.25%	0.24%	34.25%	34.05%
2016	7,037	$24.20	$40.06	$162,076	0.10%	0.25%	0.21%	0.15%	—
VIP - Mid Cap
2020	4,691	$60.23	$57.77	$280,720	0.80%	1.00%	0.65%	17.24%	17.00%
2019	5,455	$51.37	$49.38	$278,523	0.80%	1.00%	0.84%	22.46%	22.21%
2018	6,310	$41.95	$40.40	$262,981	0.80%	1.00%	0.63%	(15.23%)	(15.40%)
2017	7,013	$49.49	$47.75	$345,185	0.80%	1.00%	0.69%	19.85%	19.60%
2016	7,850	$41.29	$39.93	$322,341	0.80%	1.00%	0.50%	11.34%	11.11%
VIP - Mid Cap Investor Class
2020	16,360	$28.26	$49.97	$526,491	0.10%	0.25%	0.57%	17.96%	17.78%
2019	18,695	$23.95	$42.43	$515,047	0.10%	0.25%	0.80%	23.23%	23.04%
2018	20,731	$19.44	$34.48	$466,686	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	21,798	$22.78	$40.48	$579,930	0.10%	0.25%	0.64%	20.60%	20.42%
2016	22,234	$18.89	$33.61	$494,945	0.10%	0.25%	0.46%	12.02%	11.85%
VIP - Value Strategies
2020	1,081	$34.48	$33.30	$36,927	0.80%	1.00%	1.39%	7.39%	7.17%
2019	1,047	$32.10	$31.07	$33,380	0.80%	1.00%	1.62%	33.45%	33.18%
2018	1,204	$24.06	$23.33	$28,769	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	1,430	$29.33	$28.50	$41,702	0.80%	1.00%	1.46%	18.40%	18.17%
2016	1,672	$24.77	$24.12	$41,201	0.80%	1.00%	1.08%	8.75%	8.53%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies Investor Class
2020	3,903	$29.45	$60.49	$116,259	0.10%	0.25%	1.53%	8.16%	7.99%
2019	2,789	$27.23	$56.01	$76,969	0.10%	0.25%	1.61%	34.14%	33.94%
2018	2,817	$20.30	$41.82	$58,000	0.10%	0.25%	0.87%	(17.45%)	(17.58%)
2017	3,457	$24.59	$50.74	$86,463	0.10%	0.25%	1.38%	19.18%	19.00%
2016	4,126	$20.64	$42.64	$86,934	0.10%	0.25%	1.04%	9.42%	9.26%
VIP - Utilities (10)
2020	732	$34.05	$32.74	$24,771	0.80%	1.00%	2.46%	(0.98%)	(1.18%)
2019	1,088	$34.39	$33.13	$37,258	0.80%	1.00%	2.18%	22.20%	21.95%
2018	1,271	$28.14	$27.17	$35,650	0.80%	1.00%	2.36%	7.94%	7.72%
2017	929	$26.07	$25.22	$24,149	0.80%	1.00%	2.10%	16.94%	16.71%
2016	1,082	$22.29	$21.61	$24,014	0.80%	1.00%	1.44%	13.18%	12.95%
VIP - Utilities Investor Class (8)
2020	4,202	$29.67	$36.71	$138,543	0.10%	0.25%	2.38%	(0.36%)	(0.51%)
2019	5,914	$29.78	$36.90	$198,015	0.10%	0.25%	2.23%	23.01%	22.83%
2018	4,664	$24.21	$30.04	$127,653	0.10%	0.25%	2.06%	8.55%	8.39%
2017	3,812	$22.30	$27.72	$97,020	0.10%	0.25%	2.06%	17.72%	17.54%
2016	4,136	$18.94	$23.58	$89,636	0.10%	0.25%	1.78%	13.92%	13.75%
VIP - Technology (8)
2020	2,901	$86.02	$82.71	$248,510	0.80%	1.00%	0.08%	63.63%	63.30%
2019	2,908	$52.57	$50.65	$152,286	0.80%	1.00%	0.44%	50.11%	49.81%
2018	3,114	$35.02	$33.81	$108,683	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	3,601	$38.22	$36.97	$137,162	0.80%	1.00%	0.01%	49.58%	49.28%
2016	2,507	$25.55	$24.77	$63,804	0.80%	1.00%	0.12%	10.48%	10.26%
VIP - Technology Investor Class (8)
2020	14,515	$76.20	$175.47	$1,254,095	0.10%	0.25%	0.06%	64.60%	64.35%
2019	12,552	$46.29	$106.76	$671,839	0.10%	0.25%	0.39%	51.11%	50.89%
2018	12,458	$30.64	$70.76	$447,074	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	12,511	$33.22	$76.84	$490,790	0.10%	0.25%	0.01%	50.43%	50.21%
2016	8,632	$22.08	$51.15	$229,140	0.10%	0.25%	0.07%	11.23%	11.06%
VIP - Energy (8)
2020	1,019	$14.60	$14.04	$14,829	0.80%	1.00%	2.68%	(33.31%)	(33.44%)
2019	1,186	$21.90	$21.10	$25,873	0.80%	1.00%	1.99%	9.20%	8.98%
2018	1,339	$20.05	$19.36	$26,757	0.80%	1.00%	0.92%	(25.19%)	(25.34%)
2017	1,503	$26.80	$25.93	$40,129	0.80%	1.00%	1.53%	(3.25%)	(3.45)%
2016	2,103	$27.70	$26.86	$58,053	0.80%	1.00%	0.71%	32.77%	32.51%
VIP - Energy Investor Class (8)
2020	7,723	$8.11	$11.97	$66,258	0.10%	0.25%	2.98%	(32.87%)	(32.97%)
2019	5,640	$12.08	$17.86	$72,726	0.10%	0.25%	1.87%	9.87%	9.71%
2018	7,280	$10.99	$16.28	$85,583	0.10%	0.25%	0.87%	(24.73%)	(24.84%)
2017	7,097	$14.60	$21.66	$111,672	0.10%	0.25%	1.47%	(2.66)%	(2.81%)
2016	9,173	$15.00	$22.29	$149,211	0.10%	0.25%	0.72%	33.57%	33.37%
VIP - Health Care (8)
2020	2,031	$72.13	$69.36	$145,735	0.80%	1.00%	0.55%	20.61%	20.36%
2019	2,185	$59.80	$57.62	$130,102	0.80%	1.00%	0.23%	27.34%	27.09%
2018	2,681	$46.96	$45.34	$125,420	0.80%	1.00%	0.20%	6.99%	6.77%
2017	2,714	$43.90	$42.47	$118,717	0.80%	1.00%	0.26%	24.05%	23.80%
2016	3,353	$35.39	$34.30	$118,217	0.80%	1.00%	0.14%	(11.15%)	(11.33%)
VIP - Health Care Investor Class (8)
2020	12,809	$63.95	$92.98	$844,282	0.10%	0.25%	0.50%	21.37%	21.18%
2019	12,470	$52.69	$76.73	$680,656	0.10%	0.25%	0.15%	28.16%	27.97%
2018	14,538	$41.11	$59.96	$620,666	0.10%	0.25%	0.14%	7.61%	7.45%
2017	13,485	$38.20	$55.80	$536,505	0.10%	0.25%	0.20%	24.84%	24.66%
2016	15,205	$30.60	$44.76	$486,468	0.10%	0.25%	0.08%	(10.59%)	(10.73%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services (8)
2020	929	$19.18	$18.44	$17,730	0.80%	1.00%	2.33%	(0.04%)	(0.25%)
2019	1,164	$19.19	$18.49	$22,214	0.80%	1.00%	1.96%	33.25%	32.99%
2018	1,510	$14.40	$13.90	$21,657	0.80%	1.00%	1.07%	(16.41%)	(16.58%)
2017	2,340	$17.22	$16.66	$40,162	0.80%	1.00%	0.76%	20.28%	20.04%
2016	2,682	$14.32	$13.88	$38,325	0.80%	1.00%	1.20%	17.77%	17.53%
VIP - Financial Services Investor Class (8)
2020	4,953	$27.01	$42.04	$108,409	0.10%	0.25%	2.38%	0.53%	0.38%
2019	5,756	$26.87	$41.88	$124,129	0.10%	0.25%	1.90%	34.15%	33.95%
2018	7,500	$20.03	$31.27	$120,583	0.10%	0.25%	1.03%	(15.90%)	(16.03%)
2017	9,140	$23.82	$37.24	$172,892	0.10%	0.25%	0.70%	21.05%	20.87%
2016	7,613	$19.68	$30.81	$118,002	0.10%	0.25%	0.79%	18.39%	18.21%
VIP - Industrials (8)
2020	479	$57.89	$55.67	$27,545	0.80%	1.00%	0.56%	11.41%	11.19%
2019	592	$51.96	$50.06	$30,600	0.80%	1.00%	1.04%	27.12%	26.86%
2018	699	$40.87	$39.46	$28,433	0.80%	1.00%	0.76%	(15.80%)	(15.97%)
2017	829	$48.55	$46.96	$40,063	0.80%	1.00%	0.71%	19.19%	18.95%
2016	951	$40.73	$39.48	$38,550	0.80%	1.00%	0.72%	14.94%	14.71%
VIP - Industrials Investor Class (8)
2020	3,186	$33.91	$59.21	$121,047	0.10%	0.25%	0.50%	12.08%	11.91%
2019	3,597	$30.25	$52.90	$123,837	0.10%	0.25%	1.00%	27.96%	27.77%
2018	4,105	$23.64	$41.41	$111,321	0.10%	0.25%	0.66%	(15.27%)	(15.40%)
2017	4,777	$27.90	$48.94	$153,817	0.10%	0.25%	0.65%	19.93%	19.75%
2016	5,004	$23.27	$40.87	$135,052	0.10%	0.25%	0.74%	15.62%	15.44%
VIP - Consumer Discretionary (8)
2020	493	$52.24	$50.23	$25,632	0.80%	1.00%	0.11%	35.06%	34.79%
2019	599	$38.68	$37.27	$23,062	0.80%	1.00%	0.31%	26.18%	25.92%
2018	740	$30.65	$29.60	$22,599	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	642	$31.24	$30.22	$19,984	0.80%	1.00%	0.54%	21.19%	20.94%
2016	845	$25.78	$24.99	$21,659	0.80%	1.00%	0.63%	4.39%	4.18%
VIP - Consumer Discretionary Investor Class (8)
2020	4,169	$50.70	$91.45	$214,538	0.10%	0.25%	0.09%	35.86%	35.66%
2019	4,207	$37.32	$67.41	$160,376	0.10%	0.25%	0.24%	27.00%	26.81%
2018	4,849	$29.38	$53.16	$146,065	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	3,719	$29.76	$53.92	$113,709	0.10%	0.25%	0.47%	21.95%	21.76%
2016	4,414	$24.40	$44.28	$111,490	0.10%	0.25%	0.62%	5.01%	4.86%
VIP - Real Estate
2020	668	$37.67	$36.38	$25,031	0.80%	1.00%	2.09%	(7.30%)	(7.49%)
2019	824	$40.64	$39.32	$33,331	0.80%	1.00%	1.72%	22.23%	21.99%
2018	871	$33.24	$32.24	$28,875	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	1,043	$35.74	$34.72	$37,194	0.80%	1.00%	1.72%	3.24%	3.03%
2016	1,376	$34.62	$33.70	$47,388	0.80%	1.00%	1.33%	4.90%	4.69%
VIP - Real Estate Investor Class
2020	5,564	$22.33	$53.86	$136,135	0.10%	0.25%	2.04%	(6.70%)	(6.85%)
2019	6,659	$23.93	$57.82	$175,399	0.10%	0.25%	1.75%	23.02%	22.84%
2018	6,351	$19.46	$47.07	$136,704	0.10%	0.25%	2.71%	(6.43%)	(6.57%)
2017	7,330	$20.79	$50.38	$169,524	0.10%	0.25%	1.68%	3.89%	3.73%
2016	9,315	$20.01	$48.57	$208,993	0.10%	0.25%	1.34%	5.54%	5.38%
VIP - Strategic Income
2020	2,443	$23.06	$22.30	$56,046	0.80%	1.00%	3.12%	6.65%	6.44%
2019	2,855	$21.62	$20.95	$61,512	0.80%	1.00%	3.18%	10.00%	9.78%
2018	3,148	$19.66	$19.08	$61,616	0.80%	1.00%	3.47%	(3.35%)	(3.55%)
2017	3,712	$20.34	$19.79	$75,222	0.80%	1.00%	3.14%	6.93%	6.72%
2016	3,772	$19.02	$18.54	$71,497	0.80%	1.00%	3.42%	7.40%	7.19%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income Investor Class
2020	45,937	$16.21	$23.37	$879,413	0.10%	0.25%	3.22%	7.40%	7.24%
2019	49,793	$15.09	$21.79	$896,128	0.10%	0.25%	3.27%	10.78%	10.62%
2018	51,217	$13.62	$19.70	$840,109	0.10%	0.25%	3.47%	(2.72%)	(2.86%)
2017	58,613	$14.00	$20.28	$989,993	0.10%	0.25%	3.25%	7.68%	7.51%
2016	55,023	$13.01	$18.86	$874,097	0.10%	0.25%	3.56%	8.06%	7.90%
VIP - International Capital Appreciation
2020	855	$29.00	$28.10	$24,736	0.80%	1.00%	0.31%	21.26%	21.01%
2019	890	$23.91	$23.22	$21,241	0.80%	1.00%	0.57%	32.26%	32.00%
2018	927	$18.08	$17.59	$16,710	0.80%	1.00%	0.60%	(13.45%)	(13.63%)
2017	1,130	$20.89	$20.37	$23,542	0.80%	1.00%	0.53%	35.36%	35.09%
2016	856	$15.43	$15.08	$13,178	0.80%	1.00%	0.84%	(3.76%)	(3.95%)
VIP - International Capital Appreciation Investor Class
2020	11,108	$31.27	$59.25	$342,612	0.10%	0.25%	0.27%	22.02%	21.83%
2019	11,437	$25.63	$48.63	$289,855	0.10%	0.25%	0.47%	33.02%	32.82%
2018	11,483	$19.27	$36.61	$218,230	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	11,811	$22.12	$42.10	$258,783	0.10%	0.25%	0.49%	36.19%	35.99%
2016	8,795	$16.24	$30.96	$141,608	0.10%	0.25%	0.82%	(3.11%)	(3.25%)
VIP - Value
2020	631	$26.91	$26.08	$16,940	0.80%	1.00%	1.49%	5.41%	5.19%
2019	712	$25.53	$24.80	$18,112	0.80%	1.00%	1.80%	31.07%	30.81%
2018	792	$19.48	$18.96	$15,359	0.80%	1.00%	1.07%	(14.53%)	(14.71%)
2017	922	$22.79	$22.22	$20,973	0.80%	1.00%	1.29%	14.66%	14.43%
2016	1,106	$19.88	$19.42	$21,913	0.80%	1.00%	1.00%	11.18%	10.96%
VIP - Value Investor Class
2020	4,379	$31.04	$53.90	$131,011	0.10%	0.25%	1.39%	6.09%	5.93%
2019	5,013	$29.25	$50.88	$141,244	0.10%	0.25%	1.75%	31.88%	31.68%
2018	5,367	$22.18	$38.64	$114,745	0.10%	0.25%	1.04%	(13.96%)	(14.09%)
2017	5,510	$25.78	$44.98	$137,463	0.10%	0.25%	1.22%	15.40%	15.23%
2016	6,260	$22.34	$39.03	$135,513	0.10%	0.25%	1.05%	11.77%	11.60%
VIP - Freedom Income
2020	672	$18.52	$18.52	$12,440	0.80%	0.80%	1.34%	9.59%	9.59%
2019	645	$16.90	$16.90	$10,908	0.80%	0.80%	2.05%	11.05%	11.05%
2018	709	$15.21	$15.21	$10,785	0.80%	0.80%	1.63%	(2.75%)	(2.75%)
2017	768	$15.64	$15.64	$12,019	0.80%	0.80%	1.59%	7.62%	7.62%
2016	769	$14.54	$14.54	$11,183	0.80%	0.80%	1.43%	3.67%	3.67%
VIP - Investor Freedom Income Investor Class
2020	5,031	$16.63	$20.30	$92,853	0.10%	0.25%	1.35%	10.29%	10.12%
2019	4,789	$15.07	$18.43	$81,005	0.10%	0.25%	2.21%	11.91%	11.74%
2018	4,691	$13.47	$16.50	$71,014	0.10%	0.25%	1.76%	(2.13%)	(2.28%)
2017	4,491	$13.76	$16.88	$70,716	0.10%	0.25%	1.55%	8.34%	8.18%
2016	4,385	$12.70	$15.60	$63,924	0.10%	0.25%	1.49%	4.33%	4.17%
VIP - Freedom 2005
2020	434	$20.73	$20.73	$9,000	0.80%	0.80%	1.31%	10.36%	10.36%
2019	444	$18.78	$18.78	$8,342	0.80%	0.80%	2.16%	12.90%	12.90%
2018	449	$16.64	$16.64	$7,477	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	427	$17.28	$17.28	$7,377	0.80%	0.80%	1.63%	10.18%	10.18%
2016	374	$15.68	$15.68	$5,861	0.80%	0.80%	1.47%	4.16%	4.16%
VIP - Investor Freedom 2005 Investor Class
2020	1,604	$19.08	$25.83	$33,642	0.10%	0.25%	1.37%	10.97%	10.80%
2019	1,550	$17.19	$23.32	$29,607	0.10%	0.25%	2.14%	13.77%	13.60%
2018	1,506	$15.11	$20.52	$25,309	0.10%	0.25%	1.67%	(3.13%)	(3.28%)
2017	1,404	$15.60	$21.22	$24,589	0.10%	0.25%	1.72%	10.86%	10.69%
2016	1,037	$14.07	$19.17	$16,834	0.10%	0.25%	1.47%	4.83%	4.68%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010
2020	454	$23.08	$23.08	$10,486	0.80%	0.80%	1.34%	11.59%	11.59%
2019	477	$20.68	$20.68	$9,856	0.80%	0.80%	2.03%	15.16%	15.16%
2018	520	$17.96	$17.96	$9,342	0.80%	0.80%	1.65%	(4.78%)	(4.78%)
2017	561	$18.86	$18.86	$10,576	0.80%	0.80%	1.48%	12.17%	12.17%
2016	613	$16.81	$16.81	$10,312	0.80%	0.80%	1.45%	4.61%	4.61%
VIP - Investor Freedom 2010 Investor Class
2020	2,941	$21.21	$29.27	$70,453	0.10%	0.25%	1.34%	12.29%	12.12%
2019	2,850	$18.89	$26.10	$61,454	0.10%	0.25%	2.17%	15.99%	15.81%
2018	2,781	$16.29	$22.54	$51,905	0.10%	0.25%	1.56%	(4.15%)	(4.30%)
2017	3,136	$16.99	$23.55	$61,180	0.10%	0.25%	1.54%	12.93%	12.77%
2016	3,110	$15.05	$20.88	$53,982	0.10%	0.25%	1.49%	5.23%	5.07%
VIP - Freedom 2015
2020	953	$24.62	$24.62	$23,473	0.80%	0.80%	1.27%	12.93%	12.93%
2019	1,067	$21.80	$21.80	$23,256	0.80%	0.80%	2.04%	17.31%	17.31%
2018	1,159	$18.58	$18.58	$21,534	0.80%	0.80%	1.55%	(5.83%)	(5.83%)
2017	1,289	$19.73	$19.73	$25,435	0.80%	0.80%	1.49%	14.18%	14.18%
2016	1,411	$17.28	$17.28	$24,390	0.80%	0.80%	1.46%	5.07%	5.07%
VIP - Investor Freedom 2015 Investor Class
2020	4,087	$22.43	$31.32	$104,884	0.10%	0.25%	1.29%	13.59%	13.42%
2019	4,377	$19.75	$27.62	$99,136	0.10%	0.25%	2.07%	18.12%	17.94%
2018	4,654	$16.72	$23.42	$89,717	0.10%	0.25%	1.50%	(5.11%)	(5.26%)
2017	5,038	$17.62	$24.72	$102,406	0.10%	0.25%	1.50%	14.87%	14.70%
2016	5,082	$15.34	$21.55	$90,327	0.10%	0.25%	1.54%	5.72%	5.56%
VIP - Freedom 2020
2020	1,048	$25.61	$25.61	$26,850	0.80%	0.80%	1.31%	14.14%	14.14%
2019	1,149	$22.44	$22.44	$25,773	0.80%	0.80%	2.16%	19.17%	19.17%
2018	1,130	$18.83	$18.83	$21,283	0.80%	0.80%	1.46%	(6.62%)	(6.62%)
2017	1,253	$20.16	$20.16	$25,269	0.80%	0.80%	1.46%	15.69%	15.69%
2016	1,389	$17.43	$17.43	$24,216	0.80%	0.80%	1.50%	5.27%	5.27%
VIP - Investor Freedom 2020 Investor Class
2020	8,110	$24.01	$34.85	$213,363	0.10%	0.25%	1.28%	14.84%	14.67%
2019	8,827	$20.91	$30.39	$203,948	0.10%	0.25%	2.06%	19.99%	19.81%
2018	9,065	$17.42	$25.36	$175,246	0.10%	0.25%	1.43%	(6.04%)	(6.18%)
2017	9,665	$18.54	$27.03	$199,123	0.10%	0.25%	1.50%	16.44%	16.26%
2016	9,464	$15.93	$23.25	$170,145	0.10%	0.25%	1.54%	5.93%	5.77%
VIP - Freedom 2025
2020	739	$27.66	$27.66	$20,442	0.80%	0.80%	1.25%	15.02%	15.02%
2019	738	$24.04	$24.04	$17,753	0.80%	0.80%	1.90%	20.88%	20.88%
2018	862	$19.89	$19.89	$17,153	0.80%	0.80%	1.41%	(7.27%)	(7.27%)
2017	855	$21.45	$21.45	$18,343	0.80%	0.80%	1.53%	16.95%	16.95%
2016	698	$18.34	$18.34	$12,809	0.80%	0.80%	1.41%	5.34%	5.34%
VIP - Investor Freedom 2025 Investor Class
2020	9,292	$26.04	$38.27	$263,893	0.10%	0.25%	1.27%	15.76%	15.59%
2019	9,334	$22.49	$33.11	$230,229	0.10%	0.25%	2.03%	21.61%	21.43%
2018	9,316	$18.50	$27.26	$189,548	0.10%	0.25%	1.43%	(6.65%)	(6.79%)
2017	9,260	$19.81	$29.25	$202,277	0.10%	0.25%	1.52%	17.71%	17.53%
2016	8,132	$16.83	$24.89	$152,769	0.10%	0.25%	1.55%	6.00%	5.84%
VIP - Freedom 2030
2020	804	$28.57	$28.57	$22,983	0.80%	0.80%	1.26%	15.95%	15.95%
2019	834	$24.64	$24.64	$20,557	0.80%	0.80%	2.00%	23.43%	23.43%
2018	907	$19.96	$19.96	$18,099	0.80%	0.80%	1.31%	(8.52%)	(8.52%)
2017	957	$21.83	$21.83	$20,894	0.80%	0.80%	1.41%	20.00%	20.00%
2016	950	$18.19	$18.19	$17,273	0.80%	0.80%	1.47%	5.75%	5.75%
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2030 Investor Class
2020	10,341	$27.82	$41.60	$305,469	0.10%	0.25%	1.27%	16.70%	16.53%
2019	10,208	$23.84	$35.70	$259,742	0.10%	0.25%	2.05%	24.30%	24.11%
2018	9,622	$19.18	$28.76	$198,026	0.10%	0.25%	1.34%	(7.97%)	(8.11%)
2017	8,856	$20.84	$31.30	$199,210	0.10%	0.25%	1.45%	20.80%	20.62%
2016	7,743	$17.25	$25.95	$145,170	0.10%	0.25%	1.49%	6.40%	6.24%
VIP - Freedom Lifetime Income I
2020	537	$20.40	$20.40	$10,968	0.60%	0.60%	1.31%	9.78%	9.78%
2019	593	$18.58	$18.58	$11,019	0.60%	0.60%	2.17%	11.61%	11.61%
2018	641	$16.65	$16.65	$10,685	0.60%	0.60%	1.64%	(3.16%)	(3.16%)
2017	697	$17.19	$17.19	$11,994	0.60%	0.60%	1.96%	6.97%	6.97%
2016	769	$16.07	$16.07	$12,375	0.60%	0.60%	1.94%	4.42%	4.42%
VIP - Freedom Lifetime Income II
2020	1,416	$23.41	$23.41	$33,150	0.60%	0.60%	1.30%	12.10%	12.10%
2019	1,559	$20.88	$20.88	$32,571	0.60%	0.60%	2.10%	15.88%	15.88%
2018	1,670	$18.02	$18.02	$30,105	0.60%	0.60%	1.53%	(4.53%)	(4.53%)
2017	1,786	$18.88	$18.88	$33,746	0.60%	0.60%	1.70%	11.62%	11.62%
2016	1,943	$16.91	$16.91	$32,875	0.60%	0.60%	1.85%	5.27%	5.27%
VIP - Freedom Lifetime Income III
2020	1,216	$26.85	$26.85	$32,659	0.60%	0.60%	1.25%	14.54%	14.54%
2019	1,304	$23.44	$23.44	$30,573	0.60%	0.60%	2.03%	19.72%	19.72%
2018	1,344	$19.58	$19.58	$26,285	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	1,433	$20.88	$20.88	$29,949	0.60%	0.60%	1.74%	15.16%	15.16%
2016	1,425	$18.14	$18.14	$25,853	0.60%	0.60%	1.98%	6.19%	6.19%
VIP - Disciplined Small Cap
2020	812	$25.13	$24.40	$20,323	0.80%	1.00%	0.80%	17.50%	17.27%
2019	986	$21.39	$20.81	$21,023	0.80%	1.00%	0.92%	22.72%	22.47%
2018	1,290	$17.43	$16.99	$22,406	0.80%	1.00%	0.81%	(13.78%)	(13.96%)
2017	1,459	$20.22	$19.75	$29,391	0.80%	1.00%	0.68%	6.16%	5.95%
2016	2,044	$19.04	$18.64	$38,801	0.80%	1.00%	0.71%	21.70%	21.46%
VIP - Disciplined Small Cap Investor Class
2020	7,586	$34.11	$49.94	$233,854	0.10%	0.25%	0.74%	18.21%	18.03%
2019	8,168	$28.85	$42.31	$212,123	0.10%	0.25%	0.91%	23.43%	23.24%
2018	9,192	$23.38	$34.33	$193,675	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	9,407	$26.92	$39.60	$228,375	0.10%	0.25%	0.63%	6.80%	6.64%
2016	10,577	$25.21	$37.13	$240,229	0.10%	0.25%	0.62%	22.42%	22.24%
VIP - FundsManager 20% Investor Class
2020	49,915	$15.81	$16.05	$858,205	0.10%	1.00%	1.17%	8.10%	7.12%
2019	46,532	$14.63	$14.98	$744,100	0.10%	1.00%	1.99%	10.29%	9.30%
2018	45,573	$13.26	$13.71	$663,025	0.10%	1.00%	1.79%	(1.77%)	(2.66%)
2017	48,342	$13.50	$14.08	$717,340	0.10%	1.00%	1.34%	7.23%	6.27%
2016	48,936	$12.59	$13.25	$678,375	0.10%	1.00%	1.26%	2.73%	1.81%
VIP - FundsManager 50% Investor Class
2020	78,076	$21.74	$20.35	$1,748,196	0.10%	1.00%	1.16%	13.87%	12.84%
2019	80,797	$19.10	$18.04	$1,594,406	0.10%	1.00%	1.72%	17.77%	16.71%
2018	80,849	$16.21	$15.45	$1,357,846	0.10%	1.00%	1.42%	(5.30%)	(6.16%)
2017	82,589	$17.12	$16.47	$1,467,785	0.10%	1.00%	1.20%	14.34%	13.32%
2016	81,477	$14.97	$14.53	$1,271,780	0.10%	1.00%	1.27%	4.12%	3.18%
VIP - FundsManager 60% Investor Class
2020	92,792	$24.01	$28.39	$2,089,299	0.10%	1.40%	1.07%	15.01%	13.51%
2019	97,558	$20.88	$25.01	$1,918,757	0.10%	1.40%	1.53%	20.37%	18.80%
2018	102,479	$17.35	$21.05	$1,681,663	0.10%	1.40%	1.24%	(6.53%)	(7.76%)
2017	105,315	$18.56	$22.82	$1,857,263	0.10%	1.40%	1.11%	16.87%	15.35%
2016	109,359	$15.88	$19.79	$1,660,122	0.10%	1.40%	1.25%	4.68%	3.32%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 70% Investor Class
2020	64,145	$26.04	$22.43	$1,642,730	0.10%	1.00%	0.94%	15.98%	14.93%
2019	67,444	$22.45	$19.51	$1,492,735	0.10%	1.00%	1.37%	22.54%	21.44%
2018	68,423	$18.32	$16.07	$1,238,781	0.10%	1.00%	1.02%	(7.59%)	(8.42%)
2017	67,536	$19.83	$17.55	$1,324,050	0.10%	1.00%	0.96%	19.10%	18.03%
2016	63,594	$16.65	$14.87	$1,050,953	0.10%	1.00%	1.10%	4.85%	3.91%
VIP - FundsManager 85% Investor Class
2020	20,203	$29.29	$23.78	$555,416	0.10%	1.00%	0.85%	17.34%	16.28%
2019	21,348	$24.96	$20.45	$500,764	0.10%	1.00%	1.19%	26.08%	24.95%
2018	22,375	$19.79	$16.36	$417,178	0.10%	1.00%	0.77%	(8.98%)	(9.81%)
2017	22,014	$21.75	$18.14	$450,952	0.10%	1.00%	0.77%	23.01%	21.90%
2016	22,273	$17.68	$14.88	$372,074	0.10%	1.00%	0.95%	5.55%	4.60%
VIP - Consumer Staples (8)
2020	606	$31.04	$30.19	$18,751	0.80%	1.00%	1.88%	10.88%	10.66%
2019	713	$27.99	$27.29	$19,903	0.80%	1.00%	2.00%	30.81%	30.54%
2018	708	$21.40	$20.90	$15,097	0.80%	1.00%	2.63%	(16.51%)	(16.68%)
2017	1,069	$25.63	$25.08	$27,346	0.80%	1.00%	1.38%	13.75%	13.52%
2016	1,560	$22.53	$22.10	$35,082	0.80%	1.00%	1.38%	2.89%	2.69%
VIP - Consumer Staples Investor Class (8)
2020	6,349	$31.26	$41.46	$206,315	0.10%	0.25%	1.84%	11.65%	11.48%
2019	7,129	$28.00	$37.18	$208,494	0.10%	0.25%	1.94%	31.65%	31.45%
2018	7,033	$21.27	$28.29	$156,630	0.10%	0.25%	2.65%	(16.01%)	(16.13%)
2017	8,888	$25.32	$33.73	$236,844	0.10%	0.25%	1.43%	14.41%	14.24%
2016	10,944	$22.13	$29.53	$256,003	0.10%	0.25%	1.42%	3.57%	3.41%
VIP - Materials (8)
2020	409	$22.80	$22.18	$9,321	0.80%	1.00%	0.74%	20.52%	20.27%
2019	437	$18.92	$18.44	$8,250	0.80%	1.00%	1.51%	12.49%	12.26%
2018	535	$16.82	$16.43	$8,973	0.80%	1.00%	1.26%	(24.22%)	(24.37%)
2017	807	$22.19	$21.72	$17,872	0.80%	1.00%	0.94%	25.07%	24.82%
2016	671	$17.75	$17.40	$11,897	0.80%	1.00%	0.98%	11.30%	11.08%
VIP - Materials Investor Class (8)
2020	1,837	$22.76	$49.29	$44,230	0.10%	0.25%	0.73%	21.33%	21.15%
2019	1,593	$18.76	$40.68	$32,153	0.10%	0.25%	1.41%	13.09%	12.92%
2018	2,050	$16.59	$36.03	$36,850	0.10%	0.25%	1.20%	(23.73%)	(23.84%)
2017	2,934	$21.75	$47.31	$68,916	0.10%	0.25%	0.87%	25.89%	25.70%
2016	2,547	$17.28	$37.64	$47,705	0.10%	0.25%	1.03%	11.95%	11.78%
VIP - Communication Services (5),(8)
2020	454	$26.40	$25.68	$11,925	0.80%	1.00%	—	34.51%	34.24%
2019	451	$19.63	$19.13	$8,807	0.80%	1.00%	0.06%	31.92%	31.65%
2018	332	$14.88	$14.53	$4,910	0.80%	1.00%	1.86%	(6.12%)	(6.31%)
2017	337	$15.85	$15.51	$5,304	0.80%	1.00%	1.54%	1.24%	1.03%
2016	910	$15.66	$15.35	$14,195	0.80%	1.00%	1.36%	21.82%	21.58%
VIP - Communication Services Investor Class (5),(8)
2020	2,843	$36.40	$68.31	$93,182	0.10%	0.25%	—	35.26%	35.06%
2019	2,726	$26.91	$50.57	$65,765	0.10%	0.25%	0.04%	32.82%	32.62%
2018	1,963	$20.26	$38.13	$35,745	0.10%	0.25%	1.82%	(5.48%)	(5.63%)
2017	1,819	$21.43	$40.41	$34,376	0.10%	0.25%	1.94%	1.79%	1.63%
2016	3,554	$21.06	$39.76	$67,445	0.10%	0.25%	1.42%	22.57%	22.39%
VIP - Emerging Markets
2020	1,020	$15.14	$14.75	$15,423	0.80%	1.00%	0.88%	30.21%	29.95%
2019	888	$11.62	$11.35	$10,304	0.80%	1.00%	1.52%	28.42%	28.17%
2018	996	$9.05	$8.86	$8,995	0.80%	1.00%	0.45%	(18.66%)	(18.82%)
2017	1,786	$11.13	$10.91	$19,832	0.80%	1.00%	0.87%	46.22%	45.93%
2016	636	$7.61	$7.48	$4,832	0.80%	1.00%	0.47%	2.41%	2.21%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2020	6,862	$20.75	$42.88	$127,810	0.10%	0.25%	0.85%	31.03%	30.83%
2019	6,197	$15.84	$32.78	$88,074	0.10%	0.25%	1.48%	29.25%	29.06%
2018	6,692	$12.25	$25.40	$73,925	0.10%	0.25%	0.42%	(18.10%)	(18.23%)
2017	9,019	$14.96	$31.06	$122,306	0.10%	0.25%	0.82%	47.17%	46.95%
2016	3,291	$10.17	$21.14	$30,792	0.10%	0.25%	0.50%	2.96%	2.81%
VIP - Floating Rate High Income
2020	568	$11.93	$11.77	$6,768	0.80%	1.00%	4.42%	2.00%	1.79%
2019	984	$11.69	$11.56	$11,497	0.80%	1.00%	5.10%	7.92%	7.70%
2018	1,086	$10.83	$10.73	$11,757	0.80%	1.00%	4.01%	(0.97%)	(1.17%)
2017	552	$10.94	$10.86	$6,042	0.80%	1.00%	2.88%	2.98%	2.78%
2016	599	$10.62	$10.57	$6,357	0.80%	1.00%	4.78%	8.31%	8.09%
VIP - Floating Rate High Income Investor Class
2020	11,620	$12.48	$12.35	$144,396	0.10%	0.25%	4.56%	2.68%	2.53%
2019	18,316	$12.15	$12.05	$221,744	0.10%	0.25%	5.15%	8.77%	8.61%
2018	19,898	$11.17	$11.10	$221,610	0.10%	0.25%	3.87%	(0.30%)	(0.45%)
2017	13,864	$11.21	$11.15	$154,974	0.10%	0.25%	3.14%	3.58%	3.43%
2016	11,699	$10.82	$10.78	$126,335	0.10%	0.25%	4.08%	9.05%	8.89%
VIP - Bond Index (6)
2020	38,053	$11.86	$11.59	$449,910	0.10%	1.00%	1.12%	7.42%	6.45%
2019	19,688	$11.04	$10.88	$216,927	0.10%	1.00%	2.80%	8.27%	7.30%
2018	5,877	$10.19	$10.14	$59,876	0.10%	1.00%	1.97%	1.95%	1.43%
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2020	16,791	$14.14	$13.82	$236,733	0.10%	1.00%	1.66%	20.18%	19.09%
2019	13,379	$11.77	$11.60	$157,128	0.10%	1.00%	1.86%	30.57%	29.39%
2018	7,883	$9.01	$8.97	$70,999	0.10%	1.00%	1.11%	(9.88%)	(10.33%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2020	5,895	$12.35	$12.06	$72,634	0.10%	1.00%	1.36%	16.34%	15.29%
2019	5,970	$10.61	$10.46	$63,253	0.10%	1.00%	1.57%	25.76%	24.62%
2018	2,943	$8.44	$8.40	$24,828	0.10%	1.00%	1.05%	(15.60%)	(16.03%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2020	12,936	$11.61	$11.34	$149,743	0.10%	1.00%	1.84%	10.58%	9.58%
2019	9,754	$10.49	$10.35	$102,195	0.10%	1.00%	3.00%	21.41%	20.32%
2018	4,631	$8.64	$8.60	$40,002	0.10%	1.00%	1.52%	(13.56%)	(14.00%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (7)
2020	3,068	$15.24	$34.53	$65,240	0.10%	1.00%	1.35%	14.32%	13.29%
2019	3,426	$13.33	$30.48	$64,367	0.10%	1.00%	1.06%	19.47%	18.39%
2018	3,689	$11.16	$25.75	$58,715	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	4,265	$13.53	$31.51	$82,877	0.10%	1.00%	0.75%	34.93%	33.72%
2016	3,873	$10.03	$23.57	$58,823	0.10%	1.00%	0.50%	6.63%	5.67%
VIF - Emerging Markets Debt (7)
2020	5,359	$15.62	$37.41	$104,004	0.10%	1.00%	4.38%	5.44%	4.49%
2019	6,426	$14.82	$35.80	$118,425	0.10%	1.00%	5.29%	14.14%	13.11%
2018	6,841	$12.98	$31.65	$111,320	0.10%	1.00%	5.68%	(7.04%)	(7.88%)
2017	7,957	$13.96	$34.36	$140,228	0.10%	1.00%	5.47%	9.60%	8.62%
2016	8,069	$12.74	$31.64	$132,122	0.10%	1.00%	5.47%	10.44%	9.45%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Global Strategist (7)
2020	1,372	$20.34	$21.15	$27,284	0.10%	1.00%	1.46%	10.81%	9.81%
2019	1,498	$18.36	$19.26	$26,912	0.10%	1.00%	1.85%	17.65%	16.59%
2018	1,617	$15.60	$16.52	$24,752	0.10%	1.00%	1.17%	(6.60%)	(7.44%)
2017	1,827	$16.70	$17.85	$30,066	0.10%	1.00%	1.13%	15.99%	14.95%
2016	1,983	$14.40	$15.53	$28,065	0.10%	1.00%	—	5.47%	4.52%
Invesco - V.I. Global Core Equity (7)
2020	1,044	$21.74	$24.87	$22,296	0.10%	1.00%	1.34%	13.11%	12.09%
2019	1,222	$19.22	$22.19	$22,977	0.10%	1.00%	1.39%	25.07%	23.95%
2018	1,424	$15.37	$17.90	$21,275	0.10%	1.00%	1.07%	(15.40%)	(16.17%)
2017	1,594	$18.16	$21.36	$28,413	0.10%	1.00%	1.18%	22.78%	21.68%
2016	1,485	$14.79	$17.55	$21,732	0.10%	1.00%	1.03%	6.71%	5.75%
WFF - VT Discovery (7)
2020	458	$97.92	$93.74	$44,568	0.80%	1.00%	—	61.35%	61.02%
2019	508	$60.69	$58.21	$30,664	0.80%	1.00%	—	37.91%	37.63%
2018	556	$44.01	$42.30	$24,362	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	613	$47.73	$45.97	$29,095	0.80%	1.00%	—	28.10%	27.84%
2016	670	$37.26	$35.96	$24,836	0.80%	1.00%	—	6.78%	6.57%
WFF - VT Opportunity (7)
2020	338	$67.73	$64.84	$22,777	0.80%	1.00%	0.44%	20.03%	19.79%
2019	372	$56.42	$54.12	$20,936	0.80%	1.00%	0.28%	30.41%	30.15%
2018	401	$43.26	$41.59	$17,300	0.80%	1.00%	0.19%	(7.89%)	(8.08%)
2017	436	$46.97	$45.24	$20,366	0.80%	1.00%	0.67%	19.48%	19.24%
2016	475	$39.31	$37.94	$18,622	0.80%	1.00%	2.04%	11.33%	11.11%
Lazard - Retirement Emerging Markets
2020	4,881	$12.83	$15.55	$73,684	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	6,202	$12.98	$15.87	$95,179	0.10%	1.00%	0.89%	18.24%	17.17%
2018	7,154	$10.98	$13.55	$93,526	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	8,255	$13.45	$16.76	$134,193	0.10%	1.00%	2.00%	28.01%	26.86%
2016	8,248	$10.51	$13.21	$106,380	0.10%	1.00%	1.32%	21.00%	19.91%
PVIT - Commodity Real Return
2020	2,187	$5.98	$5.52	$12,978	0.10%	1.00%	6.15%	1.25%	0.34%
2019	2,072	$5.90	$5.50	$12,157	0.10%	1.00%	4.45%	11.32%	10.32%
2018	2,581	$5.30	$4.99	$13,614	0.10%	1.00%	2.13%	(14.22%)	(15.00%)
2017	2,403	$6.18	$5.87	$14,782	0.10%	1.00%	11.22%	2.05%	1.13%
2016	2,784	$6.06	$5.80	$16,797	0.10%	1.00%	1.16%	15.04%	14.00%
PVIT - Low Duration
2020	36,538	$11.92	$11.41	$442,946	0.10%	1.00%	1.17%	2.89%	1.96%
2019	31,716	$11.59	$11.19	$375,004	0.10%	1.00%	2.77%	3.92%	2.99%
2018	33,031	$11.15	$10.87	$376,435	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	36,840	$11.12	$10.94	$419,605	0.10%	1.00%	1.34%	1.25%	0.34%
2016	40,054	$10.99	$10.91	$451,356	0.10%	1.00%	1.49%	1.30%	0.39%
PVIT - Real Return
2020	14,177	$14.16	$14.20	$208,969	0.10%	1.00%	1.42%	11.60%	10.59%
2019	12,678	$12.68	$12.84	$168,297	0.10%	1.00%	1.65%	8.33%	7.35%
2018	13,938	$11.71	$11.96	$171,236	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	15,218	$11.99	$12.36	$191,891	0.10%	1.00%	2.38%	3.55%	2.62%
2016	16,270	$11.57	$12.04	$198,506	0.10%	1.00%	2.26%	5.09%	4.14%
PVIT - Total Return
2020	37,789	$14.54	$14.39	$572,699	0.10%	1.00%	2.12%	8.54%	7.56%
2019	38,988	$13.40	$13.38	$545,597	0.10%	1.00%	3.01%	8.25%	7.27%
2018	39,177	$12.38	$12.48	$508,311	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	44,067	$12.46	$12.67	$576,035	0.10%	1.00%	2.02%	4.81%	3.87%
2016	44,558	$11.89	$12.20	$557,708	0.10%	1.00%	2.08%	2.57%	1.65%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Blackrock - Global Allocation V.I.
2020	10,357	$18.21	$16.82	$186,847	0.10%	1.00%	1.15%	20.68%	19.59%
2019	11,548	$15.09	$14.06	$172,758	0.10%	1.00%	1.13%	17.71%	16.65%
2018	13,045	$12.82	$12.06	$165,898	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	14,634	$13.87	$13.17	$201,650	0.10%	1.00%	1.21%	13.63%	12.61%
2016	14,407	$12.21	$11.69	$174,892	0.10%	1.00%	1.09%	3.85%	2.92%
FTVIP - Templeton Global Bond
2020	5,909	$10.96	$10.13	$64,178	0.10%	1.00%	8.47%	(5.38%)	(6.23%)
2019	7,277	$11.58	$10.80	$83,533	0.10%	1.00%	7.15%	1.91%	0.99%
2018	8,077	$11.37	$10.69	$91,087	0.10%	1.00%	—	1.84%	0.91%
2017	8,978	$11.16	$10.60	$99,518	0.10%	1.00%	—	1.82%	0.91%
2016	9,574	$10.96	$10.50	$104,352	0.10%	1.00%	—	2.84%	1.91%
FTVIP - Franklin U.S. Gov't Securities
2020	9,311	$11.44	$10.57	$105,237	0.10%	1.00%	3.80%	3.73%	2.79%
2019	5,075	$11.03	$10.29	$55,404	0.10%	1.00%	2.83%	5.12%	4.18%
2018	4,539	$10.50	$9.87	$47,183	0.10%	1.00%	2.67%	0.24%	(0.67%)
2017	5,478	$10.47	$9.94	$56,898	0.10%	1.00%	2.61%	1.24%	0.33%
2016	6,953	$10.34	$9.91	$71,406	0.10%	1.00%	2.54%	0.56%	(0.34%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  During 2018 the following underlying funds were renamed:

Old Name
VIP - Telecommunications
VIP - Telecommunications Investor Class
New Name
VIP - Communication Services
VIP - Communication Services Investor Class

(6)  During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index
VIP - Total Market Index
VIP - Extended Market Index
VIP - International Index

(7)  During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WF AF - Advantage VT Discovery
WF AF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

(8)  Effective December 18, 2017, redemption fees were removed by the remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Utilities
VIP - Technology
VIP - Energy
VIP - Health Care
VIP - Consumer Discretionary
VIP - Consumer Staples
VIP - Materials
VIP - Communication Services
VIP - Financial Services
VIP - Industrials Investor Class
VIP - Utilities Investor Class
VIP - Technology Investor Class
VIP - Energy Investor Class
VIP - Health Care Investor Class
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples Investor Class
VIP - Materials Investor Class
VIP - Communication Services Investor Class
VIP - Financial Services Investor Class

7. Commitments and Contingencies

In March 2020, the World Health Organization declared a novel strain of Coronavirus (COVID-19) a global pandemic. The continuation and future impacts of COVID-19 are highly uncertain and cannot be predicted; however, at this time, the Account believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.

8. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc I - Initial Class (1)	Fidelity VIP Freedom Lifetime Inc II - Initial Class (1)
Fidelity VIP Freedom Lifetime Inc III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)
Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (1)	Fidelity VIP - Total Market Index (1)	Fidelity VIP - Extended Market Index (1)
Fidelity VIP - International Index (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityReal Return Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statements of operations for the year ended December 31, 2020 and statements of changes in net assets for the years ended December 31, 2020 and 2019

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 29, 2021

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
for the years ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company, which comprise the consolidated balance sheets as of December 31, 2020 and 2019, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2020.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company as of December 31, 2020 and 2019, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2021

1

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2020	2019
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,281,563 in 2020 and $1,262,091 in 2019)	$1,367,152	$1,304,986
Other investment	449	717
Policy loans	1,605	1,459
Total Investments	1,369,206	1,307,162

Cash and cash equivalents	160,855	133,647
Restricted cash and cash equivalents	27,564	24,573
Accrued investment income	10,759	10,910
Deferred policy acquisition costs	74,818	73,703
Reinsurance deposit and receivables	856,632	916,554
Other assets	26,109	21,891
Net deferred tax asset	39,490	41,909
Separate account assets	40,059,818	34,675,142
Total Assets	42,625,251	37,205,491

LIABILITIES
Future contract and policy benefits	590,702	626,142
Contract holder deposit funds	611,551	623,562
Investment trades payable, net	7,545	11,634
Other liabilities and accrued expenses	64,706	63,814
Income taxes payable	45,678	18,886
Payable to parent and affiliates, net	12,131	11,278
Separate account liabilities	40,059,818	34,675,142
Total Liabilities	41,392,131	36,030,458

Commitments and Contingencies (Note 12)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	63,756	32,306
Retained earnings	1,094,877	1,068,231
Total Fidelity Investments Life Insurance Company Stockholder's Equity	1,233,011	1,174,915
Noncontrolling interest	109	118
Total Stockholder's Equity	1,233,120	1,175,033
Total Liabilities and Equity	$42,625,251	$37,205,491

The accompanying notes are an integral part of the consolidated financial statements

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2020	2019	2018
REVENUES
Fees charged to contract holders	$123,614	$117,618	$119,852
Fund administration fees (1)	52,478	50,601	52,294
Net investment income	37,923	39,670	33,417
Interest on reinsurance deposit	22,318	23,681	24,555
Premiums, net	7,211	8,237	8,161
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	20,588	2,298	(10,084)
Total net realized investment gains (losses)	20,588	2,298	(10,084)

Total Revenues	264,132	242,105	228,195

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	77,140	73,642	81,449
Contract and policy benefits and expenses	33,312	40,516	44,279
Other expenses	4,839	9,469	11,840

Total Benefits and Expenses	115,291	123,627	137,568

Income before income taxes	148,841	118,478	90,627

Income tax expense	20,662	11,887	7,484

Net Income	128,179	106,591	83,143
Less: Net loss attributable to noncontrolling interest	(467)	(913)	(1,177)
Net Income Attributable to Fidelity Investments Life Insurance Company	$128,646	$107,504	$84,320

Net Income	$128,179	$106,591	$83,143
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	60,551	58,918	(27,660)
Reclassification adjustment for net realized (gains) losses included in net income	(20,588)	(2,298)	10,084
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(8,513)	(8,642)	267
Other comprehensive income (loss), net of tax	31,450	47,978	(17,309)
Comprehensive Income	159,629	154,569	65,834
Less: Comprehensive loss attributable to noncontrolling interest	(467)	(913)	(1,177)
Comprehensive Income Attributable to Fidelity Investments Life Insurance Company	$160,096	$155,482	$67,011

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2020, 2019, and 2018

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder's Equity
Balance at December 31, 2017	$3,000	$71,378	$1,637	$876,860	$116	$952,991

Comprehensive income:
Other contributions	—	—	—	—	1,169	1,169
Net income (loss)	—	—	—	84,320	(1,177)	83,143
Other comprehensive income (loss)	—	—	(17,309)	—	—	(17,309)

Balance at December 31, 2018	$3,000	$71,378	$(15,672)	$961,180	$108	$1,019,994

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(453)	—	(453)
Other contributions	—	—	—	—	923	923
Net income (loss)	—	—	—	107,504	(913)	106,591
Other comprehensive income (loss)	—	—	47,978	—	—	47,978

Balance at December 31, 2019	$3,000	$71,378	$32,306	$1,068,231	$118	$1,175,033

Comprehensive income:
Other contributions	—	—	—	—	458	458
Net income (loss)	—	—	—	128,646	(467)	128,179
Dividends paid to FMR, LLC	—	—	—	(102,000)	—	(102,000)
Other comprehensive income (loss)	—	—	31,450	—	—	31,450

Balance at December 31, 2020	$3,000	$71,378	$63,756	$1,094,877	$109	$1,233,120

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2020	2019	2018
Cash flows provided by (used in) operating activities:
Net income	$128,179	$106,591	$83,143
Adjustments to reconcile net income to cash provided by operating activities:
Amortization and depreciation	4,716	1,674	907
Net realized investment (gains) losses on sales	(20,588)	(2,298)	10,084
Provision for deferred taxes	(6,092)	(5,938)	2,719
Equity loss from investee company	4,839	9,469	11,840
Changes in assets and liabilities:
Accrued investment income	151	(3,493)	1,477
Deferred policy acquisition costs, net of amortization	(2,300)	(3,851)	2,186
Future contract and policy benefits, net	65,061	57,102	63,445
Reinsurance deposit and receivables	59,922	55,330	60,073
Payable to parent and affiliates, net	853	1,136	3,181
Income taxes payable	26,792	11,838	(208)
Other assets and other liabilities, net	(1,408)	7,737	13,653

Net cash provided by (used for) operating activities	260,125	235,297	252,500

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(469,948)	(505,951)	(613,500)
Proceeds from sales of debt securities	355,814	313,346	563,267
Proceeds from maturities and calls of debt securities	114,073	32,664	17,810
Investment in investee company	(4,349)	(8,901)	(9,296)
Accrued contributions in investee company	223	595	(1,219)
Investment trades payable/ receivable, net	(4,089)	(219,336)	230,605
Additions to capitalized internal use software	(5,445)	(5,109)	(3,059)
Change in policy loans	(146)	(210)	(16)

Net cash (used for) provided by investing activities	(13,867)	(392,902)	184,592

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,499,364	1,547,132	1,534,486
Net transfers from separate accounts	496,114	528,381	465,934
Withdrawals from variable annuity contracts	(2,104,915)	(2,127,725)	(2,059,720)
Withdrawals from fixed annuity contracts	(4,622)	(63,563)	(68,003)
Dividend paid to FMR, LLC	(102,000)	—	—

Net cash used for financing activities	(216,059)	(115,775)	(127,303)

Net increase (decrease) in cash, cash equivalents, and restricted cash and cash equivalents	30,199	(273,380)	309,789

Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	158,220	431,600	121,811
End of year	$188,419	$158,220	$431,600

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.
The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
The Company evaluates available-for-sale investments that experience declines in fair value for impairment.
Beginning on January 1, 2020, impairment related to credit losses on available-for-sale investments is recorded in the consolidated statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income ("OCI"). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.
Prior to January 1, 2020, for debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of OTTI related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary include the extent of the decline, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $150,734 and $113,440 at December 31, 2020, and 2019, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $13,854 and $11,827 at December 31, 2020, and 2019, respectively.
Other Investment
Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the consolidated statements of comprehensive income.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Reinsurance Deposit and Receivables
The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The Company is subject to concentration of risk with respect to these reinsurance agreements. The two largest reinsurance counterparty exposures are either partially held in a collateral account or partially secured by investments held in trust, which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.
Beginning on January 1, 2020, reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default ("PD") / loss-given-default ("LGD") models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management's estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s consolidated statements of comprehensive income.
Prior to January 1, 2020 an allowance for credit losses was established only when it was probable that the reinsurer would fail to make payments.
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs (continued)
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2020, 2019, or 2018.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Income Taxes (continued)
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.
Recent Adoption of Accounting Pronouncements
The Financial Accounting Standards Board ("FASB") issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses ("CECL"). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 of the goodwill impairment test which measures the impairment by comparing the implied fair value of goodwill with the carrying amount of goodwill. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided that the impairment charge does not exceed the goodwill allocated to that reporting unit. The Company adopted this guidance effective January 1, 2020 which did not have an impact on the consolidated financial statements.
The FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the consolidated financial statements. A cumulative effect adjustment of $453, net of taxes, was recorded as a decrease to retained earnings.
The FASB issued new guidance permitting a reclassification from accumulated other comprehensive income to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the consolidated financial statements.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Recent Adoption of Accounting Pronouncements (continued)
The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the consolidated financial statements.
The FASB issued new guidance that eliminates diversity in practice related to the classification of certain cash receipts and payments. The new guidance clarifies the appropriate cash flow statement classification for these items, including the allocation of components of these cash receipts and payments among operating, investing and financing activities. Additionally, in November 2016, the FASB issued new guidance on the classification of restricted cash in the statement of cash flows. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance on revenue recognition which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
Future Adoption of Accounting Pronouncements
The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2020	2019
Beginning Balance	$2,228	$4,210
Change in benefit ratio estimate	(864)	(1,252)
Interest on reserve	98	199
Claims paid	(1,042)	(2,528)
Accrual of benefit ratio	926	1,599
Ending Balance	$1,346	$2,228

The reinsurance recoverables associated with the GMDB were $1,343 and $2,226 at December 31, 2020 and 2019, respectively.
The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The projection period is 30 years from issue.
•The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.3% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
•The base lapse rate assumption varies from 4.3% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.
•The annual lapse rate for anticipated internal replacements is 1.3%.
•The discount rate is 6.83%.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2020 and 2019. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2020	2019
Net deposits paid
Account value	$5,217,828	$4,648,410
Net amount at risk	$66,952	$77,197
Average attained age of contract holders	69	68
Ratchet (highest historical account value at specified anniversary dates)
Account value	$248,938	$229,346
Net amount at risk	$8,769	$11,319
Average attained age of contract holders	73	73
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59½ or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2020	2019
Beginning Balance	$2,255	$2,632
Change in benefit ratio estimate	2,961	(598)
Interest on reserve	271	106
Accrual of benefit ratio	270	115
Ending Balance	$5,757	$2,255
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.
The reinsurance recoverables associated with the GMWB were $5,559 and $2,179 at December 31, 2020, and 2019, respectively.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The projection period is 50 years from issue for 2020 and 30 years for 2019. During 2020, the Company updated the projection period assumption for the GMWB liability based on the Company's past experience and judgements about the future.
•The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.3% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•Separate benefit ratios were calculated for single life and joint life policies.
•For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 14½ years from issue and age 59½.
•The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2
•The lapse rate assumption is 5.5%, with dynamic lapse reduction for contracts in the money.
•The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2020, and 2019:

	Years Ended December 31,
	2020	2019
Account value	$1,729,147	$1,620,339
GWB value	$1,593,406	$1,622,488
Average attained age of contract holders	78	77

4. INVESTMENTS:
The components of net investment income were as follows:

	Years Ended December 31,
	2020	2019	2018

Debt securities	$40,564	$39,916	$28,209
Cash and cash equivalents	601	2,770	1,543
Other income	215	184	6,386
Total investment income	41,380	42,870	36,138
Less: investment expenses	3,457	3,200	2,721
Net investment income	$37,923	$39,670	$33,417

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2020	2019	2018

Debt securities:
Gross realized gains	$24,024	$4,093	$567
Gross realized losses	(3,436)	(1,795)	(10,651)
Total realized investment gains (losses)	20,588	$2,298	$(10,084)

There were no realized investment losses as a result of impairments in 2020, 2019 or 2018. There were no debt securities that were non-income producing for 2020, 2019 or 2018, respectively. There was no interest foregone by non-income producing securities for 2020, 2019, and 2018, respectively.
Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2020	2019

Debt securities	$85,589	$42,894
DAC, Premium deficiency reserves	(4,579)	(1,847)
Deferred income tax benefit (expense)	(17,254)	(8,741)
	$63,756	$32,306

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2020 were as follows:

	2020
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$33,261	$(371)	3	$—	$—	—	$33,261	$(371)	3
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	7,583	(54)	5	—	—	—	7,583	(54)	5
Mortgage and asset-backed securities	—	—	—	1,276	(34)	2	1,276	(34)	2
Total	$40,844	$(425)	8	$1,276	$(34)	2	$42,120	$(459)	10

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	4,351	(33)	12	5,291	(56)	6	9,642	(89)	18
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$4,351	$(33)	12	$5,291	$(56)	6	$9,642	$(89)	18

The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2020. The declines in fair value was primarily due to an increase in interest rates from the securities purchase date. The allowance for credit losses at adoption was zero and there were no additions, write-offs, and recoveries during 2020. The allowance for credit losses was zero as of December 31, 2020. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2020. Investments in below investment grade securities have an average fair value of 99% of amortized cost as of December 31, 2020.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2019, were as follows:

	2019
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$4,554	$(78)	3	$16,336	$(60)	1	$20,890	$(138)	4
State and political subdivisions	251	(1)	1	—	—	—	251	(1)	1
Corporate debt securities	22,388	(41)	10	8,471	(5)	9	30,859	(46)	19
Mortgage and asset-backed securities	781	(1)	1	3,485	(56)	4	4,266	(57)	5
Total	$27,974	$(121)	15	$28,292	$(121)	14	$56,266	$(242)	29

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	728	(7)	3	4,540	(201)	12	5,268	(208)	15
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$728	$(7)	3	$4,540	$(201)	12	$5,268	$(208)	15

The Company believes that declines in the fair value of the securities above were temporary as of December 31,2019 primarily due to an increase in interest rates from the securities purchase date. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2019. Investments in below investment grade securities have an average fair value 96% of amortized cost as of December 31, 2019, respectively.

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2020, were as follows:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$219,577	$13,973	$(371)	$—	$233,179
States and political subdivisions	1,371	149	—	—	1,520
Corporate and other debt securities	1,049,898	71,873	(143)	—	1,121,628
Mortgage and asset-backed securities	10,717	142	(34)	—	10,825
Total debt securities	$1,281,563	$86,137	$(548)	$—	$1,367,152

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2019, were as follows:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$290,289	$8,616	$(138)	$—	$298,767
States and political subdivisions	963	52	(1)	—	1,014
Corporate and other debt securities	955,428	34,578	(254)	—	989,752
Mortgage and asset-backed securities	15,411	99	(57)	—	15,453
Total debt securities	$1,262,091	$43,345	$(450)	$—	$1,304,986
During 2020 and 2019, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.
Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $355,814, $313,346 and $563,267 in 2020, 2019 and 2018, respectively.
The amortized cost and fair value of debt securities at December 31, 2020, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$108,993	$110,138
Due after 1 year through 5 years	589,364	632,156
Due after 5 years through 10 years	517,433	554,555
Due after 10 years	55,056	59,478
Mortgage and asset-backed securities	10,717	10,825
	$1,281,563	$1,367,152
At December 31, 2020, and 2019, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2020, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,793 and $2,966 respectively. At December 31, 2019, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,792 and $2,834 respectively.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES:
Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.
Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided cash funding payments of $4,349, $8,901, and $9,296, respectively for the years ended December 31, 2020, 2019, and 2018 respectively.
FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.
Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.
The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $27,564 and $24,573 as of December 31, 2020, and 2019, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.
The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2020, and 2019 and for the years ended December 31, 2020, and 2019:

	December 31,
	2020	2019

Total Assets	$2,855	$2,625
Total Liabilities	2,746	2,507
Noncontrolling equity interest	$109	$118

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES (CONTINUED):

	Years Ended December 31,
	2020	2019	2018

Total Revenues	$178	$354	$85
Total Expenses	(645)	(1,267)	(1,262)
Net loss before income taxes	(467)	(913)	(1,177)
Income tax expense	—	—	—
Net Loss	(467)	(913)	(1,177)
Less: Net loss attributable to noncontrolling interest	(467)	(913)	(1,177)
Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—
Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.
6. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:
•Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
•Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.
The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2020
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$233,179	$—	$—	$233,179
States and political subdivisions	—	1,520	—	1,520
Corporate and other debt securities	—	1,121,628	—	1,121,628
Mortgage and asset-backed securities	—	10,825	—	10,825
Total available-for-sale debt securities	233,179	1,133,973	—	1,367,152
Cash equivalents	150,734	—	—	150,734
Subtotal excluding separate account assets	383,913	1,133,973	—	1,517,886
Separate account assets	40,059,818	—	—	40,059,818
Total	$40,443,731	$1,133,973	$—	$41,577,704

	December 31, 2019
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$298,767	$—	$—	$298,767
States and political subdivisions	—	1,014	—	1,014
Corporate and other debt securities	—	989,752	—	989,752
Mortgage and asset-backed securities	—	15,453	—	15,453
Total available-for-sale debt securities	298,767	1,006,219	—	1,304,986
Cash equivalents	113,440	—	—	113,440
Subtotal excluding separate account assets	412,207	1,006,219	—	1,418,426
Separate account assets	34,675,142	—	—	34,675,142
Total	$35,087,349	$1,006,219	$—	$36,093,568

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Financial Instruments Not Carried at Fair Value
There were no Level 3 assets held by the Company during 2020 or 2019. There were no transfers into or out of Level 3 during 2020 or 2019
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2020		December 31, 2019
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$449	$449	$717	$717
Policy loans	1,605	1,605	1,459	1,459
Reinsurance deposit and receivables	856,632	936,510	916,554	982,573

Total	$858,686	$938,564	$918,730	$984,749

Financial Liabilities:
Contract holder deposit funds	$611,551	$696,702	$623,562	$690,495

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Other Investment
Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.
7. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2020	2019	2018
Current:
Federal	$26,366	$17,565	$4,477
State	388	260	288
	$26,754	$17,825	$4,765
Deferred:
Federal	$(5,982)	$(5,880)	$2,506
State	(110)	(58)	213
	$(6,092)	$(5,938)	$2,719

Income tax expense	$20,662	$11,887	$7,484

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2020	2019
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$20,031	$19,629
Contract holder reserves	38,825	35,070
Contract holder reserves - Tax Cuts and Jobs Act ("TCJA") Transition Adjustment	(7,355)	(8,827)
Unrealized gains on available-for-sale securities	(18,172)	(9,108)
Deferred revenue	2,899	3,083
Capital loss carry forward	—	1,019
Deferred compensation and retirement benefit plans	1,415	1,357
Other, net	1,847	(314)
Net deferred tax asset before valuation allowance	39,490	41,909
Valuation allowance	—	—
Net deferred tax asset after valuation allowance	$39,490	$41,909

The change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2020	2019	2018

Beginning balance	$—	$4,902	$—
Additions charged to expense, equity	—	—	4,902
Reductions for recoveries	—	(4,902)	—
Ending balance	$—	$—	$4,902

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2020	2019	2018

Tax provision at U.S. Federal statutory rate	$31,257	$24,879	$19,032
Unrecognized tax benefits	4,715	11,392	8,874
Provision to return adjustment	6,031	(884)	2,978
Dividends received deduction	(17,538)	(13,935)	(14,516)
IRC 45 tax credit	(4,156)	(8,380)	(10,653)
(Decrease) increase in valuation allowance	—	(1,504)	1,504
Other, net	353	319	265
Income tax expense	$20,662	$11,887	$7,484
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
received deduction; (iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs. The effects of tax legislation were recognized in the period of enactment. The Company made additional refinements to life insurance tax reserves under TCJA during the year ended December 31, 2018.
The Company received a net refund of $38 and paid net federal and state income taxes of $5,987, and $4,973 in 2020, 2019, and 2018, respectively.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2017. The Company is not currently under examination for the income tax filings in any other jurisdictions.
On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the "CARES Act") was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses ("NOLs") originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company's consolidated financial statements.
In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As a result, the Company’s unrecognized tax benefits as of December 31, 2020 was $44,071 (including $4,889 of interest expense). The Company classifies all interest and penalties as income tax expense. Although the timing of the resolution and/or closure on this matter is uncertain, it is reasonably possible that the balance of the estimated net liability for these uncertain tax positions could significantly change in the next twelve months.
8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $102,000, $0, and $0 in 2020, 2019 and 2018, respectively.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2020	2019	2018
FILI
Statutory net income	$103,869	$102,715	$91,296
Statutory surplus	$1,068,958	$1,061,922	$957,527

EFILI
Statutory net income	$10,778	$9,230	$7,825
Statutory surplus	$110,443	$100,022	$90,200

9.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $36,119, $33,778 and $33,971 in 2020, 2019 and 2018, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $36,523, $34,623, and $33,285 in 2020, 2019 and 2018, respectively.
The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $16,515, $18,339, and $18,012 in 2020, 2019 and 2018, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.
The Company entered into agreements with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $2,299, $2,125, and $1,732 in 2020, 2019 and 2018, respectively, for such services.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):
The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $16,810, $20,397, and $23,192 in 2020, 2019 and 2018, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days in accordance with the terms of the respective agreements.
FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,869, $1,692, and $1,681 in 2020, 2019 and 2018, respectively.
The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $3,764, $4,999, and $6,932 in 2020, 2019 and 2018, respectively.
The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees. FMR LLC has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC's benefit plans, including the RHRP. FMR LLC accrued a benefit to participants under the RHRP based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC and participant contributions are not required. The Company is allocated an expense from FMR LLC associated with the actuarially derived annual cost of providing these benefits to the Company's employees. For the years ended December 31, 2020, 2019 and 2018, compensation expense related to the RHRP was $236, $206 and $203, respectively.
The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2021. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee of 0.04% per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement at LIBOR plus a spread where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2020. The Company earned $0, $0, and $6,310 of interest and $122, $122, and $5 of facility fees for the years ended December 31, 2020, 2019 and 2018 respectively. Effective March, 2021, the Company and FMR LLC extended the LOC Agreement for one-year.

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

10. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2020	2019	2018
Underwriting, acquisition and insurance expenses:
Commissions, gross	$36,523	$34,623	$33,285
Compensation and benefits	19,516	19,630	21,608
Capitalization of deferred policy acquisition costs	(3,866)	(4,511)	(4,162)
Amortization of deferred policy acquisition costs	1,566	660	6,348
Rent expense	2,146	2,164	1,201
Taxes, licenses and fees	1,249	1,849	2,390
General insurance expenses	20,006	19,227	20,779

Total underwriting, acquisition and insurance expenses	$77,140	$73,642	$81,449
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $3,844, $3,896, and increased amortization by $1,008 in 2020, 2019 and 2018, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
11. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.
The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The reinsurance receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

11. REINSURANCE (CONTINUED):
been accounted for as a deposit liability and recorded in contract holder deposit funds on the consolidated balance sheets. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.
The Company is subject to concentration risks related to the two coinsurance agreements. Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	As of December 31,
	2020	2019
Reinsurance deposits and receivables:
Genworth Life Insurance Company	$415,727	$448,371
Principal Life Insurance Company	410,621	432,963

Reinsurance deposits and receivables	$826,348	$881,334

Contract holder deposit funds and future contract and policy benefits	$826,348	$881,334

Interest on reinsurance deposit	$22,217	$23,125

Contract and policy benefits and expenses	$18,833	$19,622
The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.
The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2020.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2020	2019	2018

Direct life premiums	$12,328	$13,013	$13,873
Reinsurance ceded, net of ceding expense allowance	(5,117)	(4,776)	(5,712)
Net premiums	$7,211	$8,237	$8,161

Direct contract and policy benefits	$71,344	$77,193	$86,373
Reinsurance ceded benefits incurred	(52,900)	(51,627)	(57,625)
Reinsurance costs	14,868	14,950	15,531
Net contract and policy benefits	$33,312	$40,516	$44,279

30

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

12. COMMITMENTS AND CONTINGENCIES:
In March 2020, the World Health Organization declared a novel strain of Coronavirus (COVID-19) a global pandemic. The continuation and future impacts of COVID-19 are highly uncertain and cannot be predicted; however, at this time, the Company believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13. SUBSEQUENT EVENTS:

The Company has performed an evaluation of events that have occurred subsequent to December 31, 2020. Effective January 2021, the Company sold certain capitalized software assets at their carrying value of $8,021 to Fidelity Technology Group, LLC ("FTG"), an affiliate which is wholly-owned by FMR LLC.
The Company has evaluated subsequent events from the balance sheet date through April 29, 2021 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

31

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)             Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2020.

Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2020.

Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2020 and 2019.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2020 and 2019.

Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019 and 2018.

Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019 and 2018.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019 and 2018.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A.

b)             Exhibits

(1)                     Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I, incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(2)                     Not Applicable.

(3)(a)      Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(b)         Commission Schedule incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(4)(a)      Fidelity Freedom Lifetime Income, Individual Retirement Annuity Nonparticipating Contract incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on March 24, 2005

(b)         Fidelity Freedom Lifetime Income, Nonparticipating Contract incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on March 24, 2005

(5)(a)      Application for the Variable Income Annuity incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on July 20, 2005

(6)(a)      Articles of Domestication of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(b)         Amended Bylaws of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(7)                     Not Applicable

(8)                     Not Applicable

(9)                     Opinion and consent of Lance A. Warrick, as to the legality of securities being issued is filed herein as Exhibit No. 9

(10)              Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11)              Not Applicable.

(12)              Not Applicable.

(13)              Performance Advertising Calculations incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(14)(a)      Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(b)      Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(15)              Powers of Attorney

(a)                                 Power of Attorney for William J. Johnson Jr., incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(b)                                 Power of Attorney for Peter G. Johannsen incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(c)                                  Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(d)                                 Power of Attorney for Kathleen A. Murphy incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(e)                                  Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(f)                                   Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(g)                                  Power of Attorney for Sriram Subramaniam incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(h)                                 Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(i)            Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(j)                                    Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(k)                                 Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2020

(l)                                     Power of Attorney for Wendy E. John filed herewith

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

WENDY E. JOHN, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors

James F. Andrea, Jr.	Head of Client Services & Operations
Richard S. Rowland	Vice President, Channel Development
Miles Mei	Chief Financial Officer & Treasurer
Tamara Bogojevic-Catanzano	Illustration Actuary
Robert K. Leach	Appointed Actuary
Robert G. Regan	Chief Risk Officer
Felicia F. Tierney	Vice President, Human Resources

Deepa Rao	Vice President, Technology Management

Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person listed in item 25 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2021 there were 1,952 Qualified Contracts and 276 Non-qualified contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, President and Chief Executive Officer

David W. Morse	Director

David Canter	Director

David Golino	Chief Financial Officer

Michael Lyons	Senior Vice President and Treasurer
Eric C. Green	Assistant Treasurer
David Forman	Secretary and Chief Legal Officer

Carrie Chelko	Chief Compliance Officer
Lisa D. Krieser	Assistant Secretary

(c)  $0.00

The address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April 2021.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant)

By:	FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2021.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)

/s/ *		)
Wendy E. John	Director	)

)
/s/ *		)
Malcom MacKay	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Nancy D. Prior	Director	)

/s/ *		)
Sriram Subramaniam	Director	) By:	/s/Lance A. Warrick
		)	Lance A. Warrick
		)	(Attorney-in-Fact)*
/s/ *		)
David J. Vargo	Director	)
)